As filed with the Securities and Exchange Commission on October 28, 2011
1933 Act File No. ______________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

|_| Pre-Effective Amendment No. |_| Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Funds Group Trust
 (Exact Name of Registrant as Specified in Charter)

513-878-4066
(Area Code and Telephone Number)

303 Broadway, Suite 1100
Cincinnati, OH 45202
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder
303 Broadway, Suite 900
Cincinnati, OH 45202
 (Name and Address of Agent for Service)

Copies to:

John Ford, Esq.
Pepper Hamilton LLP
Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103
215-981-4009

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Institutional shares of beneficial interest, par value of $0.01 per share, of the Touchstone Total Return Bond Fund, a series of the Registrant, and Class A, Class C, Class Y, and Institutional shares of beneficial interest, par value of $0.01 per share, of the Touchstone Ultra Short Duration Fixed Income Fund, a series of the Registrant.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 28, 2011, pursuant to Rule 488 under the Securities Act of 1933.

OLD MUTUAL FUNDS

4643 South Ulster Street, Suite 700
Denver, CO  80237
 1-888-772-2888

_____________, 2011

Dear Shareholder:

A joint special meeting (the “Meeting”) of the shareholders of the series of Old Mutual Funds II (the “Old Mutual Trust”) identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”) will be held at 10:00 a.m. Mountain Time at the offices of Old Mutual Capital, Inc. (“Old Mutual”), 4643 South Ulster Street, Suite 700, Denver, CO 80237 on February 10, 2012.  The purpose of the Meeting is to vote on an important proposal that affects the series of the Old Mutual Trust identified in the Notice (each, an “Old Mutual Fund” and collectively, the “Old Mutual Funds”) and your investment in one or more of them.

On October 4, 2011, Old Mutual entered into an agreement to sell its mutual fund asset management business to Touchstone Advisors, Inc. (“Touchstone”), investment adviser to the Touchstone family of funds and an indirect, wholly-owned subsidiary of the Western-Southern Mutual Holding Company (the “Transaction”).  In connection with the Transaction, the Board of Trustees of the Old Mutual Trust has approved the reorganization of each Old Mutual Fund with and into an existing mutual fund advised by Touchstone with similar investment objectives and strategies as the corresponding Old Mutual Fund (each, an “Acquiring Fund”).  Currently, Touchstone’s retail mutual fund platform includes 32 separate mutual funds, which are managed by Touchstone and sub-advised by various institutional quality investment managers.

The transition of the Old Mutual Funds onto the Touchstone mutual fund platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options.  The combination also presents the opportunity to achieve economies of scale and to operate with greater efficiency and lower overall costs over time.

The Board of Trustees of the Old Mutual Trust has unanimously approved and recommends that you vote “FOR” the Reorganization proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each Old Mutual Fund to its corresponding Acquiring Fund.   You should review these materials carefully.

Your vote is important no matter how many shares you own.  Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope.  If you attend the Meeting, you may vote in person.  If you have questions, please call us at 1-888-772-2888.  You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card.  If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Broadridge Financial Services, Inc., reminding you to vote.

Sincerely,

__________________________
Julian F. Sluyters
President

OLD MUTUAL FUNDS

4643 South Ulster Street, Suite 700
Denver, CO  80237
 1-888-772-2888

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on February 10, 2012

A joint special meeting of the shareholders of the series of Old Mutual Funds II (the “Old Mutual Trust”) identified below (each, an “Old Mutual Fund” and collectively, the “Old Mutual Funds”) will be held on February 10, 2012 at 10:00 a.m. Mountain Time at the offices of Old Mutual Capital, Inc. (“Old Mutual”), 4643 South Ulster Street, Suite 700, Denver, CO 80237 and any adjournment or postponement thereof (the “Meeting”) for the following purpose:

To approve an Agreement and Plan of Reorganization between each Old Mutual Fund identified below and the corresponding Acquiring Fund identified below (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) providing for: (i) the transfer of all of the assets of the Old Mutual Fund to the corresponding Acquiring Fund and the assumption of the stated liabilities of the Old Mutual Fund by the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund; (ii) the subsequent pro rata distribution of shares of the corresponding Acquiring Fund to the Old Mutual Fund shareholders, and (iii) the termination and complete liquidation of the Old Mutual Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Old Mutual Funds	Acquiring Funds
Old Mutual Barrow Hanley Core Bond Fund	Touchstone Total Return Bond Fund, a series of Touchstone Funds Group Trust
Old Mutual Dwight Intermediate Fixed Income Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Old Mutual Dwight Short Term Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust

Shareholders of record as of the close of business on November 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

The Board of Trustees of the Old Mutual Trust (the “Old Mutual Fund Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The Old Mutual Fund Board recommends that you cast your vote FOR the Reorganization as described in the Joint Proxy Statement/Prospectus.

Some shareholders hold shares in more than one Old Mutual Fund and may receive proxy cards or proxy materials for each Old Mutual Fund owned.  Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.  Shareholders of each Old Mutual Fund will vote separately on each Reorganization, and the Reorganization will be effected as to a particular Old Mutual Fund only if that Old Mutual Fund’s shareholders approve the Reorganization.

Kathryn L. Santoro
Vice President and Secretary

___________, 2011

_______________________________

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

_______________________________

We are providing you with this overview of the proposal on which your vote is requested.  Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference.  Your vote is important.

Questions and Answers

Q.           What am I being asked to vote upon?

A.           As a shareholder of one or more of the Old Mutual Funds identified on the Notice of Joint Special Meeting of Shareholders (each, an “Old Mutual Fund” and collectively, the “Old Mutual Funds”), you are being asked to consider and approve an Agreement and Plan of Reorganization (“Agreement”) pursuant to which the assets and stated liabilities of your Old Mutual Fund will be transferred to the corresponding Acquiring Fund identified on the Notice of Joint Special Meeting of Shareholders (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”).  Each Reorganization as described in the Agreement will involve three steps:

•
the transfer of the assets and stated liabilities of the Old Mutual Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

•
the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of the Old Mutual Fund on the closing date of the Reorganization (“Closing Date”) and the termination and cancellation of the outstanding shares of the Old Mutual Fund held by such shareholders; and

•
the termination and winding up of the affairs of the Old Mutual Fund and dissolution under applicable law. We refer to each such reorganization as a “Reorganization” and collectively as the “Reorganizations.”

The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the Old Mutual Fund that you held immediately prior to the Reorganization (although the number of shares and the net asset value per share may be different).  The Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations.  You are therefore not expected to recognize gain or loss for federal income tax purposes on the exchange of your shares of the Old Mutual Fund for shares of the corresponding Acquiring Fund.  No sales charges or redemption fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

Q.           Why are the Reorganizations being proposed?

A.           On October 4, 2011, Old Mutual Capital, Inc. (“Old Mutual”) entered into an agreement to sell its mutual fund asset management business to Touchstone Advisors, Inc. (“Touchstone”), an investment management subsidiary of the Western-Southern Mutual Holding Company (the “Transaction”).  In connection with the Transaction, the Board of Trustees of Old Mutual Funds II (the “Old Mutual Fund Board”) has approved that each Old Mutual Fund be transitioned to the Touchstone mutual fund platform by transferring the assets and stated liabilities of each Old Mutual Fund to an existing Acquiring Fund.  In addition, the Old Mutual Fund Board and the Board of Trustees of Old Mutual Funds I approved the transition of fourteen additional Old Mutual funds (the “Other Old Mutual Funds”) to newly created funds on the Touchstone platform.  Currently, Touchstone’s retail mutual fund platform includes 32 separate mutual funds, which are managed by Touchstone and sub-advised by various institutional quality investment managers.

The transition of the Old Mutual Funds and Other Old Mutual Funds onto the Touchstone mutual fund platform will create a larger fund family that will offer a broader range of equity, fixed income, alternative and other investment options.  The combination presents the opportunity to achieve economies of scale and to operate with greater efficiency and lower overall costs over time.

Q.           What effect will a Reorganization have on me as a shareholder of an Old Mutual Fund?

A.           Immediately after a Reorganization, you will own shares of an Acquiring Fund that are equal in value to the shares of the Old Mutual Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different).  As an Acquiring Fund shareholder, you will have access to an array of Touchstone’s investment options, which upon completion of the Reorganizations, will include more than 46 mutual funds managed by Touchstone and sub-advised by affiliated and unaffiliated investment managers. Certain of the service providers to the Acquiring Funds are different than the service providers to the Old Mutual Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Old Mutual Funds (and not through a financial intermediary) currently utilize to buy, redeem and exchange shares may change.  In addition, certain investor services and investment privileges will be different.  These differences are described in the Joint Proxy Statement/Prospectus.

Q.           Are there any differences between the investment objectives and principal investment strategies of each Old Mutual Fund and its corresponding Acquiring Fund?

A.           Yes, there are some differences between the investment objectives and principal investment strategies of the Old Mutual Funds and their corresponding Acquiring Funds.  In addition, the analytical tools, techniques and investment selection process used by the portfolio managers of the Acquiring Funds to select investments may be different than those used by the portfolio managers of the Old Mutual Funds.  However, each Old Mutual Fund invests generally in the same types of securities as the corresponding Acquiring Fund.  The Comparison of Investment Objectives and Principal Investment Strategies section of the Joint Proxy Statement/Prospectus describes in detail the differences between the investment objectives and principal investment strategies of the Old Mutual Funds and Acquiring Funds.

Q.           Are there any significant differences in the advisory fee or total annual fund operating expenses of each Old Mutual Fund and its corresponding Acquiring Fund?

A.           Each Acquiring Fund except the Touchstone Core Bond Fund has an advisory fee that is lower than the corresponding Old Mutual Fund at current asset levels.  The Touchstone Core Bond Fund’s advisory fee at current asset levels is projected to be 4 basis points higher than the Old Mutual Dwight Intermediate Fixed Income Fund.

Touchstone has contractually agreed to waive fees and reimburse expenses in order to keep each Acquiring Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount no greater than the expense cap of the corresponding Old Mutual Fund prior to the Transaction.  This contractual expense limitation will be in place for at least two years from the Closing Date of each Reorganization.  Absent such expense limitation, the pro forma total annual fund operating expenses of the Touchstone Core Bond Fund would be higher than the total annual fund operating expenses before waivers and reimbursements of the corresponding Old Mutual Fund and the pro forma total annual fund operating expenses of Class Y shares of the Touchstone Ultra Short Duration Fixed Income Fund would be higher than the total annual fund operating expenses before waivers and reimbursements of the corresponding Class Z shares of the Old Mutual Dwight Short Term Fixed Income Fund.  The “Comparison of Fees and Expenses” section of the Joint Proxy Statement/ Prospectus compares the fees and expenses of the Funds in detail.

Q.           Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A.           No, the total value of the shares of the Old Mutual Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q.           What are the expected federal income tax consequences of the Reorganizations?

A.           Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Old Mutual Funds anticipate receiving a legal opinion to that effect.  Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. Shareholders are urged and advised to consult their own tax advisers about the tax consequences of the Reorganization.

See “Federal Income Tax Consequences” for more information on the federal tax consequences of the Reorganizations.

Q.           Have my Old Mutual Fund’s Trustees considered the Reorganizations, and how do they recommend that I vote?

A.           The Trustees of Old Mutual Funds II (the “Old Mutual Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Old Mutual Trust, have carefully considered the Reorganizations and unanimously recommend that you vote “FOR” the Reorganizations.  A summary of the considerations of the Trustees in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.

Q.           What is the anticipated timing of the Reorganizations?

A.           A joint special meeting of shareholders of the Old Mutual Funds will be held on February 10, 2012 (the “Meeting”).  If shareholders of an Old Mutual Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2012.

Q.           What will happen if shareholders of one or more Old Mutual Funds do not approve the Reorganization?

A.           If the shareholders of an Old Mutual Fund do not approve the Reorganization, the Old Mutual Fund Board will consider other possible courses of action for such Fund.  Old Mutual has stated that it does not intend to remain in the mutual fund asset management business in the long-term, so the Old Mutual Fund Board would need to seek a new investment adviser for the Old Mutual Fund, unless the Fund was otherwise merged or liquidated.

In addition, a condition to closing the Transaction is that a certain number of Old Mutual Funds and other funds on the Old Mutual fund platform (collectively, the “Transferring Old Mutual Funds”) approve the reorganization onto the Touchstone mutual fund platform and that the aggregate assets of the Transferring Old Mutual Funds equal or exceed a specified minimum amount.  If both conditions are not met, then Touchstone is not obligated to close the Transaction, in which case none of the Reorganizations would be consummated. In that event, the Old Mutual Fund Board will consider other possible courses of action for the Old Mutual Funds.

Q.           What if I do not wish to participate in the Reorganization?

A.           If you do not wish to have the shares of your Old Mutual Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization.  If you redeem your shares, you will incur any applicable deferred sales charge or redemption fee and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q.           Why are you sending me the Joint Proxy Statement/Prospectus?

A.           You are receiving a Joint Proxy Statement/Prospectus because you owned shares in one or more Old Mutual Funds on November 14, 2011 (the “Record Date”) and have the right to vote on the very important proposal described therein concerning your Old Mutual Fund.  The Joint Proxy Statement/Prospectus contains information that shareholders of the Old Mutual Funds should know before voting on the proposed Reorganizations.  The document is both a proxy statement of the Old Mutual Funds and also a prospectus for the corresponding Acquiring Funds.

Q.           Will any Old Mutual Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A.           None of the Old Mutual Funds or Acquiring Funds will bear these costs.  Old Mutual and Touchstone or their affiliates will bear all expenses arising in connection with the Reorganizations.

Q.           What is the required vote to approve the Proposal?

A.           For each Old Mutual Fund, when a quorum is present at the Meeting, the affirmative vote of shareholders that hold shares representing a majority of the voting power of the shares voted shall be necessary to approve the Reorganization.  For each Old Mutual Fund, the presence in person or by proxy of the holders of one-third of the outstanding shares entitled to vote at the Meeting shall constitute quorum.

Q.           How do I vote my shares?

A.           For your convenience, there are several ways you can vote:

Voting by Telephone or the Internet: You may vote your shares quickly and easily by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Voting in Person:  If you attend the Meeting, were the record owner of your shares on the Record Date, and wish to vote in person, we will provide you with a ballot prior to the vote.  However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided.  Returning the proxy card will not affect your right to attend the Meeting and vote.  If you properly fill in and sign your proxy card and send it in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.  Your proxy will have the authority to vote and act on your behalf at any adjournment of the Meeting.  If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Old Mutual Funds in writing to the address of the Old Mutual Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy.  In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person (provided that you have the required authorization for shares held through a broker or other nominee).

Q.           Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A.           If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call the proxy solicitor, Broadridge Financial Services, Inc. at 1-877-348-4358.

Prospectus - Table of Contents

OLD MUTUAL FUNDS	TOUCHSTONE FUNDS GROUP TRUST TOUCHSTONE INVESTMENT TRUST
4643 South Ulster Street, Suite 700 Denver, CO 80237	303 Broadway, Suite 1100 Cincinnati, OH 45202
1-888-772-2888	1-800-543-0407

JOINT PROXY STATEMENT AND PROSPECTUS

_____________, 2011

Introduction

This document contains information that shareholders of the series of Old Mutual Funds II (the “Old Mutual Trust”) identified below (each, an “Old Mutual Fund” and collectively, the “Old Mutual Funds”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference.  It is both the proxy statement of the Old Mutual Funds and also a prospectus for the series of the Touchstone Funds Group Trust and Touchstone Investment Trust identified below (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”).  Each Old Mutual Fund and each Acquiring Fund is a series of a registered open-end management investment company.  We sometimes refer to the Old Mutual Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”  The following table shows the Old Mutual Funds and the corresponding Acquiring Funds, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Old Mutual Fund.

Old Mutual Funds	Acquiring Funds
Old Mutual Barrow Hanley Core Bond Fund Institutional Class	Touchstone Total Return Bond Fund, a series of Touchstone Funds Group Trust Institutional Class
Old Mutual Dwight Intermediate Fixed Income Fund Class A Class C Class Z Institutional Class	Touchstone Core Bond Fund, a series of Touchstone Investment Trust Class A Class C Class Y Institutional Class
Old Mutual Dwight Short Term Fixed Income Fund Class A Class C Class Z Institutional Class	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust Class A Class C Class Y Institutional Class

The special meeting of the shareholders of the Old Mutual Funds (the “Meeting”) will be held at the offices of Old Mutual Capital, Inc. (“Old Mutual”), 4643 South Ulster Street, Suite 700, Denver, CO 80237 on February 10, 2012 at 10:00 a.m. Mountain Time.  At the Meeting, shareholders of each Old Mutual Fund are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between each Old Mutual Fund and the corresponding Acquiring Fund providing for: (i) the transfer of all of the assets of the Old Mutual Fund to the corresponding Acquiring Fund and the assumption of the stated liabilities of the Old Mutual Fund by the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund; (ii) the subsequent pro rata distribution of shares of the corresponding Acquiring Fund to the Old Mutual Fund shareholders, and (iii) the termination and complete liquidation of the Old Mutual Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Prospectus - Table of Contents

The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the Old Mutual Fund that you held immediately prior to the Reorganization (even though the net asset value (“NAV”) per share may be different). Each Reorganization is anticipated to be a tax-free transaction, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

The Board of Trustees of the Old Mutual Trust (the “Old Mutual Fund Board”) has fixed the close of business on November 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof.  We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about December 5, 2011 to all shareholders entitled to vote at the Meeting.

The Old Mutual Fund Board has approved the Agreement and the Reorganization and has determined that it is in the best interests of each Old Mutual Fund and its shareholders.  The Board of Trustees of Touchstone Funds Group Trust and Touchstone Investment Trust similarly approved the Agreement and the Reorganization on behalf of the Acquiring Funds.

If shareholders of an Old Mutual Fund do not approve the Reorganization, the Old Mutual Fund Board will consider what further action is appropriate.  Old Mutual has stated that it does not intend to remain in the mutual fund asset management business in the long-term, so the Old Mutual Fund Board would need to seek a new investment adviser for the Old Mutual Fund, unless the Fund was otherwise merged or liquidated.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Old Mutual Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Old Mutual Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the Old Mutual Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Old Mutual Funds and the Acquiring Funds.

These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”).  The prospectuses, as supplemented, of the Old Mutual Trust dated July 26, 2011, the Touchstone Ultra Short Duration Fixed Income Fund dated October 27, 2011, the Touchstone Core Bond Fund dated January 28, 2011 (Class A and Class C) and October 27, 2011 (Class Y and Institutional), and the Touchstone Total Return Bond Fund dated January 28, 2011, as amended August 1, 2011, are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and deemed to be part of this document. A copy of the prospectus of each Acquiring Fund that corresponds to the Old Mutual Fund that you own accompanies this Joint Proxy Statement/Prospectus. The prospectus of the Old Mutual Trust, the most recent Annual Report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to shareholders of the Old Mutual Funds have been previously mailed to shareholders and are available on Old Mutual’s web site at www.oldmutualfunds.com.  Annual or semi-annual reports to shareholders that are issued after the date of this Joint Proxy Statement/Prospectus, which will contain updated financial statements, will also be mailed to current shareholders and will be available on Old Mutual’s website.

Copies of all of these documents are available upon request without charge by writing to or calling:

For Old Mutual Fund Documents:	For Acquiring Fund Documents:
OLD MUTUAL FUNDS	TOUCHSTONE FUNDS
P.O. Box 219534 Kansas City, MO 64121-9534	P.O. Box 5354 Cincinnati, OH 45201-5354
1-888-772-2888	1-800-543-0407

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing to the SEC’s Public Reference Section at 100 F Street, N.E., Washington, D.C. 20549.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.  An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  You may lose money by investing in the Funds.

Prospectus - Table of Contents

TABLE OF CONTENTS

PROPOSAL: APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary
Reasons for the Reorganization
Comparison of Investment Objectives and Principal Investment Strategies
Discussion of Principal Risks Associated with the Acquiring Funds
Comparison of Fundamental Investment Restrictions
Comparison of Fees and Expenses
Comparison of Performance Information
Comparison of Investment Advisers, Sub-Advisers and Distributors
Comparison of Portfolio Managers
Comparison of Other Service Providers
Comparison of Share Classes
Comparison of Distribution Arrangements
Comparison of Initial Sales Charges, Reductions and Waivers
Comparison of Purchase Procedures
Comparison of Redemption Procedures
Comparison of Exchange Privileges
Comparison of Dividend and Distribution Policies and Fiscal Years
Comparison of Business Structures, Shareholder Rights and Applicable Law
Terms of the Reorganization
Federal Income Tax Consequences

BOARD CONSIDERATIONS

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND OLD MUTUAL FUNDS

Where to Find More Information

INFORMATION ON VOTING

Voting Process
Quorum Requirement and Adjournment
Vote Necessary to Approve the Agreement
Proxy Solicitation
Other Matters

CAPITALIZATION

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders
Security Ownership of Management and Trustees

DISSENTERS’ RIGHTS

SHAREHOLDER PROPOSALS

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

Prospectus - Table of Contents

Exhibits

EXHIBIT A Old Mutual Funds and Corresponding Acquiring Funds
EXHIBIT B Outstanding Shares of the Old Mutual Funds
EXHIBIT C Ownership of the Old Mutual Funds
EXHIBIT D Ownership of the Acquiring Funds
EXHIBIT E Form of Agreement and Plan of Reorganization
EXHIBIT F Financial Highlights

Prospectus - Table of Contents

PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

 Summary

           On October 4, 2011, Old Mutual entered into an agreement (the “Transaction Agreement”) to sell its mutual fund asset management business to Touchstone Advisors, Inc. (“Touchstone”), an indirect, wholly-owned subsidiary of the Western-Southern Mutual Holding Company (the “Transaction”).  In connection with the Transaction, the Old Mutual Fund Board has approved that each Old Mutual Fund be transitioned to the Touchstone mutual fund platform by transferring the assets and stated liabilities of each Old Mutual Fund to an existing Acquiring Fund with similar investment objectives, principal investment strategies and risks as the corresponding Old Mutual Fund.  In addition, the Old Mutual Fund Board approved the transition of fourteen additional Old Mutual funds to newly created funds on the Touchstone platform.  Currently, Touchstone’s retail mutual fund platform includes 32 separate mutual funds, which are managed by Touchstone and sub-advised by various institutional quality investment managers.

Under the terms of the Transaction Agreement, Touchstone will purchase from Old Mutual all books and records relating to Old Mutual’s management of a diversified mutual fund business consisting of both equity and fixed income fund assets and Old Mutual will receive from Touchstone a cash payment at closing that is subject to certain upward or downward adjustments depending on certain post-closing events.  In addition, the Old Mutual affiliates that sub-advise certain Old Mutual funds that are not part of the Reorganizations will continue to sub-advise the corresponding acquiring funds on the Touchstone mutual fund platform.  In connection with the Transaction, Old Mutual asked the Old Mutual Board to approve the transition of each such Old Mutual fund and the Old Mutual Funds that are part of the Reorganizations onto the Touchstone mutual fund platform.

In October 2011, the Old Mutual Fund Board unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Old Mutual Fund and other closing conditions.  In the Reorganizations, each Old Mutual Fund will transfer its assets and liabilities to its corresponding Acquiring Fund.  The Acquiring Fund will then issue shares to the Old Mutual Fund, which will distribute such shares to shareholders of the Old Mutual Fund. Any shares you own of an Old Mutual Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the Old Mutual Fund (even though the number of shares and the net asset value (“NAV”) per share may differ). It is expected that no gain or loss will be recognized by any shareholder of an Old Mutual Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2012.

 Reasons for the Reorganization

The Old Mutual Fund Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization is in the best interests of each Old Mutual Fund and its shareholders. In reaching that conclusion, the Old Mutual Fund Board considered, among other things:

(1) the reputation, financial strength and resources of Touchstone and its parent company, the Western-Southern Mutual Holding Company (the “Western & Southern Mutual Holding Company”), one of the eight highest rated insurance groups in the world;

(2) the generally similar investment objectives, principal investment strategies and risks of each Old Mutual Fund and its corresponding Acquiring Fund;

(3) the investment capabilities and performance track record of the sub-adviser and portfolio managers of each Acquiring Fund;

(4) that the advisory fees charged by each Acquiring Fund except the Acquiring Fund that corresponds to the Old Mutual Intermediate Fixed Income Fund are lower than the advisory fees charged by the corresponding Old Mutual Funds at current asset levels;

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(5) Touchstone will provide a two-year contractual expense limitation that will limit the total annual fund operating expenses of each Acquiring Fund to an amount no greater than the expense limitation in place for the corresponding Old Mutual Fund prior to the Transaction;

(6) Touchstone’s distribution capabilities, which may contribute to increased assets levels and economies of scale;

(7) the transition from the Old Mutual Funds’ current service providers to post-Reorganization service providers will not have any foreseeable adverse effect on shareholders;

(8) Old Mutual and Touchstone or their affiliates will pay all expenses of the Old Mutual Funds in connection with the Reorganization;

(9) the Reorganizations are intended to be tax-free transactions for federal income tax purposes; and

(10) Touchstone and Old Mutual have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

For a more complete discussion of the factors considered by the Old Mutual Fund Board in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

 Comparison of Investment Objectives and Principal Investment Strategies

This section briefly compares the investment objectives and principal investment strategies of the Old Mutual Funds with those of their corresponding Acquiring Funds.  More complete information may be found in the respective prospectuses for the Old Mutual Funds and the Acquiring Funds.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Investment Objectives

The investment objective of each Old Mutual Fund is fundamental.  In contrast, the investment objective of each Acquiring Fund is non-fundamental.  A fundamental investment objective may not be changed, as to a Fund, without approval by the holders of a majority of such Fund’s outstanding voting shares. In contrast, a non-fundamental investment objective may be changed by vote of the respective Board of Trustees without shareholder approval.  The following section compares the investment objective of each Old Mutual Fund and the corresponding Acquiring Fund.

Barrow Hanley Core Bond Fund and the Touchstone Total Return Bond Fund

The Old Mutual Barrow Hanley Core Bond Fund (the “Barrow Hanley Core Bond Fund”) seeks to maximize total return, which means that it seeks both income and capital appreciation.  The Touchstone Total Return Bond Fund seeks current income and capital appreciation is a secondary goal.

Dwight Intermediate Fixed Income Fund and the Touchstone Core Bond Fund

The Old Mutual Dwight Intermediate Fixed Income Fund (the “Dwight Intermediate Fixed Income Fund”) seeks to provide investors with a high level of current income consistent with relative stability of principal.  The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and capital appreciation is a secondary goal.

Dwight Short Term Fixed Income Fund and the Touchstone Ultra Short Duration Fixed Income Fund

The Old Mutual Dwight Short Term Fixed Income Fund (the “Dwight Short Term Fixed Income Fund”) seeks to provide investors with a high level of current income consistent with maintaining a relatively high degree of stability of shareholders’ capital.  The Touchstone Ultra Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.

Principal Investment Strategies

The following section compares the principal investment strategies of each Old Mutual Fund and the corresponding Acquiring Fund.

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Barrow Hanley Core Bond Fund and the Touchstone Total Return Bond Fund

The Barrow Hanley Core Bond Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which are fixed income securities of varying maturities. Similar to the Barrow Hanley Core Bond Fund, the Touchstone Total Return Bond Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities.  Each Fund’s stated 80% policy is a non-fundamental investment policy that can be changed by each Fund upon 60 days’ prior notice to shareholders.

The fixed income securities in which each Fund may invest consist of U.S. government obligations, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.  The Barrow Hanley Core Bond Fund also includes in its principal investment strategies investments in inflation-indexed securities and collateralized mortgage obligations, while the Touchstone Total Return Bond Fund’s principal strategies include non-investment grade corporate debt obligations, structured notes, foreign government debt obligations and zero coupon securities.

Each Fund’s investments in U.S. government securities include securities issued by or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as “instrumentalities.”  The Barrow Hanley Core Bond Fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations. The Touchstone Total Return Bond Fund may invest up to 20% of its assets in securities denominated in a foreign currency.  The Touchstone Total Return Bond Fund may also purchase foreign government securities of both developed and emerging market countries.

Each Fund may invest up to 20% of its total assets in non-investment grade debt/fixed income securities (sometimes referred to as "junk bonds") or, if unrated, securities determined by the Fund’s sub-adviser to be of comparable quality.

Neither Fund has a limitation on the range of maturities of the fixed income securities in which it can invest and, therefore, may hold bonds with short-, medium-, or long-term maturities. The Barrow Hanley Core Bond Fund will generally maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Barclays Capital U.S. Aggregate Bond Index. The Barrow Hanley Core Bond Fund will also attempt to maintain an overall weighted average portfolio credit quality at a rating of “AA” (or equivalent) or higher from any nationally recognized statistical rating organization (“NRSRO”).  The Touchstone Total Return Bond Fund does not have similar restrictions.  However, the corporate debt obligations in which the Touchstone Total Return Bond Fund may invest include corporate bonds, debentures, notes and other similar instruments of U.S. and foreign corporations. Investment grade fixed income securities include securities rated BBB- or higher by Standard & Poor’s Corporation (‘‘S&P’’) or Baa3 or higher by Moody’s Investors Services, Inc. (‘‘Moody’s’’) or, if unrated by S&P or Moody’s, determined by the Fund’s sub-adviser to be of comparable quality.

Dwight Intermediate Fixed Income Fund and the Touchstone Core Bond Fund

The Dwight Intermediate Fixed Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities of varying maturities.  Similar to the Dwight Intermediate Fixed Income Fund, the Touchstone Core Bond Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds.  Each Fund’s stated 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Fixed income securities include, among others, mortgage-related securities, asset-backed securities, government securities and corporate debt securities.

Each Fund generally invests in investment grade fixed income securities but the Dwight Intermediate Fixed Income Fund may invest up to 15% of its assets in non-investment grade debt securities (sometimes referred to as "junk bonds") and the Touchstone Core Bond Fund may invest up to 20% of its total assets in non-investment grade debt securities.

The Dwight Intermediate Fixed Income Fund may engage in certain investment techniques which create market exposure, such as dollar rolls.  The Dwight Intermediate Fixed Income Fund’s investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital U.S. Intermediate Aggregate Bond Index. As of June 30, 2011 the Dwight Intermediate Fixed Income Fund’s average duration was 3.78 years, which was approximately 102% of the average duration of the Barclays Capital U.S. Intermediate Aggregate Bond Index. The Dwight Intermediate Fixed Income Fund’s dollar weighted average maturity will typically be between 3 and 10 years.  The Touchstone Core Bond Fund expects to have an average effective maturity of between 5 and 15 years.

The Touchstone Core Bond Fund may engage in frequent and active trading as part of its principal investment strategy.

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Dwight Short Term Fixed Income Fund and the Touchstone Ultra Short Duration Fixed Income Fund

Both the Dwight Short Term Fixed Income Fund and the Touchstone Ultra Short Duration Fixed Income Fund normally invest at least 80% of their net assets (plus any borrowings for investment purposes) in fixed income securities.  Each Fund’s stated 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Dwight Short Term Fixed Income Fund invests primarily in obligations of the U.S. Government and in investment grade debt securities rated AAA by S&P, Aaa by Moody’s or deemed equivalent by the Fund’s sub-adviser. The Dwight Short Term Fixed Income Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities rated between AA and BBB by S&P or Aa and Baa by Moody’s, or deemed equivalent by the Fund’s sub-adviser.  The Touchstone Ultra Short Duration Fixed Income Fund only invests in investment grade debt securities and does not invest in non-investment grade (i.e., “high yield”) debt securities.  Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the Fund’s sub-adviser.

Each Fund may invest in U.S. government obligations, including Treasury bills, notes, and bonds and Government National Mortgage Association (“Ginnie Mae”) passthrough securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations and instrumentalities of the U.S. government which may not be supported by the full faith and credit of the U.S. Treasury. Other debt securities in which the Funds may invest include income producing securities such as corporate bonds and mortgage- and asset-backed securities. In addition, the Dwight Short Term Fixed Income Fund may invest in bonds of dollar denominated foreign issuers. The Touchstone Ultra Short Duration Fixed Income Fund may also invest in municipal bonds and repurchase agreements.

The weighted average maturity of the Dwight Short Term Fixed Income Fund will vary depending on an evaluation of market conditions, patterns and trends by the Fund’s sub-adviser, but will, under normal circumstances, be less than 3 years.  There are no limitations on the maturity of any individual issues in the Dwight Short Term Fixed Income Fund.  While the Touchstone Ultra Short Duration Fixed Income Fund may invest in securities with any maturity or duration, the Fund’s sub-adviser seeks to maintain an effective duration of one year or less under normal market conditions.

 Discussion of Principal Risks Associated with the Acquiring Funds

Generally, the principal risks of each Old Mutual Fund and the corresponding Acquiring Fund are similar.  The following section compares the principal risks of each Old Mutual Fund and the corresponding Acquiring Fund.  The enclosed prospectus of the Acquiring Fund also contains a discussion of the Acquiring Fund risks.  For more information on the risks associated with the Acquiring Funds, see the “Definitions, Policies and Risk Considerations” section of the Touchstone Core Bond Fund’s SAI and the “Permitted Investments and Risk Factors” section of the Touchstone Total Return Bond Fund and the Touchstone Ultra Short Duration Fixed Income Fund SAI.  The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the respective SAI.

Barrow Hanley Core Bond Fund and the Touchstone Total Return Bond Fund

Credit Risk.  Each Fund is subject to credit risk, which relates to the ability of the issuer to make payments of principal and interest when due. A Funds’ U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as the Federal National Mortgage Association ("Fannie Mae") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. Government, which may increase the risk of loss of investment.

Interest Rate Risk. Each Fund is susceptible to interest rate risk.  When interest rates change, the value of a Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

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Prepayment Risk. Each Fund may invest in mortgage-backed securities and, therefore, is subject to prepayment risk.  During a period of declining interest rates, property owners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of a Fund.  See “Mortgage-Backed Securities Risk” below.

Mortgage-Backed Securities Risk.  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of each Fund’s mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to each Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk.  Each Fund may invest in asset-backed securities.  Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

High Yield Risk. Each Fund may invest in high yield debt/fixed income securities (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield bonds and reduce the Fund’s ability to sell these securities (liquidity risk). High yield issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue. Prices of high yield bonds are subject to extreme price fluctuations. Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities. A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Changes in Debt Ratings.   Both Funds are subject to the risk that a NRSRO will lower the rating of a debt security held by the Fund, which may cause the value of the security to decline because investors may demand a higher rate of return.  Ratings represent the NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events.

Foreign Securities.  Each Fund may invest in foreign securities; however, the principal investment strategies of the Touchstone Total Return Bond Fund specifically address the ability to invest in securities of foreign governments in emerging markets, while the Barrow Hanley Core Bond Fund’s principal investment strategies state that its foreign debt investments will be U.S. dollar denominated.  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities that are denominated in foreign currency will be subject to changes in the value of those currencies compared to the U.S. dollar, which may affect (positively or negatively) the value of the Fund’s investments. Currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Touchstone Total Return Bond Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Derivatives Risk.  The Touchstone Total Return Bond Fund may invest in derivatives, such as futures, options or swap contracts, to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the Fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. The Barrow Hanley Core Bond Fund does not include the use of derivatives as a principal investment strategy.  The use of such derivatives may expose the Touchstone Total Return Bond Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.  These additional risks could cause the Touchstone Total Return Bond Fund to experience losses to which it would otherwise not be subject.

Dwight Intermediate Fixed Income Fund and the Touchstone Core Bond Fund

Credit Risk.  Each Fund is subject to credit risk, which relates to the ability of the issuer to make payments of principal and interest when due. A Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as the Federal National Mortgage Association ("Fannie Mae") are supported only by the credit of the issuing agency and any associated collateral.  Some government agencies may not be backed by the full faith and credit of the U.S. Government which may increase the risk of loss of investment.

Interest Rate Risk. Each Fund is susceptible to interest rate risk.  When interest rates change, the value of a Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk. Each Fund may invest in mortgage-backed securities and, therefore, is subject to prepayment risk. During a period of declining interest rates, property owners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of a Fund.  See “Mortgage-Related Securities Risk” below.

           Mortgage-Related Securities Risk. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value.  Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund.  Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments.  The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rates than the original investment, lowering a Fund’s yield.  Mortgage-related securities may be less likely than other debt securities to increase in value during periods of falling interest rates. When interest rates rise, repayment of mortgage-related securities may occur more slowly than anticipated extending the effective duration of those securities and locking in below market interest rates.  During periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.  The risk of default is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Asset-Backed Securities Risk.  Each Fund may invest in asset-backed securities.  Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

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           High Yield Risk. Each Fund may invest in high yield debt/fixed income securities (commonly known as “junk bonds”), although the Touchstone Core Bond Fund may invest in such securities to a greater degree than the Dwight Intermediate Fixed Income Fund.  High yield securities may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield bonds and reduce the Fund’s ability to sell these securities (liquidity risk). High yield issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue. Prices of high yield bonds are subject to extreme price fluctuations. Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities. A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Changes in Debt Ratings.   Both Funds are subject to the risk that a NRSRO will lower the rating of a debt security held by the Fund, which may cause the value of the security to decline because investors may demand a higher rate of return.  Ratings represent the NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events.

Portfolio Turnover Risk.  Both Funds may engage in frequent and active trading.  Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund’s performance.

Dwight Short Term Fixed Income Fund and the Touchstone Ultra Short Duration Fixed Income Fund

Credit Risk.  Each Fund is subject to credit risk, which relates to the ability of the issuer to make payments of principal and interest when due. A Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as the Federal National Mortgage Association ("Fannie Mae") are supported only by the credit of the issuing agency and any associated collateral.  Some government agencies may not be backed by the full faith and credit of the U.S. Government which may increase the risk of loss of investment.

Interest Rate Risk. Each Fund is susceptible to interest rate risk.  When interest rates change, the value of a Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk. Each Fund may invest in mortgage-backed securities and, therefore, is subject to prepayment risk.  During a period of declining interest rates, property owners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of a Fund.  See “Mortgage-Backed Securities Risk” below.

Changes in Debt Ratings.   Both Funds are subject to the risk that a NRSRO will lower the rating of a debt security held by the Fund, which may cause the value of the security to decline because investors may demand a higher rate of return.  Ratings represent the NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events.

Mortgage-Backed Securities Risk.  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of each Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of each Fund.

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Repurchase Agreements.  The Touchstone Ultra Short Duration Fixed Income Fund invests in repurchase agreements.  Under all repurchase agreements entered into by the Touchstone Ultra Short Duration Fixed Income Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Touchstone Ultra Short Duration Fixed Income Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Touchstone Ultra Short Duration Fixed Income Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate. Repurchase agreements are considered loans by the Touchstone Ultra Short Duration Fixed Income Fund.

Comparison of Fundamental Investment Restrictions

The 1940 Act requires and each Fund has fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries.  The following charts compare the fundamental investment restrictions of each Acquiring Fund and the corresponding Old Mutual Fund and sets forth the material differences, if any.

	Touchstone Total Return Bond Fund	Old Mutual Barrow Hanley Core Bond Fund	Material Differences
Diversification
The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund is a “diversified company” as defined in the 1940 Act. This means that the Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
There are no material differences.
Borrowing Money and Senior Securities
The Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.
The Fund may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.
		The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.	There are no material differences.

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	Touchstone Total Return Bond Fund	Old Mutual Barrow Hanley Core Bond Fund	Material Differences
Underwriting
The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.
There are no material differences.
Loans
The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

The Old Mutual Barrow Hanley Core Bond Fund’s fundamental investment restriction addresses making loans to persons under common control with the Fund.  In complying with the fundamental restriction with regard to making loans, the Old Mutual Barrow Hanley Fund may lend money to another Affiliated Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.  The Touchstone Total Return Bond Fund does not have a similar policy.

Prospectus - Table of Contents

	Touchstone Total Return Bond Fund	Old Mutual Barrow Hanley Core Bond Fund	Material Differences
Real Estate and Commodities
The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.
The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

There are no material differences.
Concentration of Investments
The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies in the same industry or group of industries.

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations, and does not limit Cash Reserves Fund’s investment in domestic bank obligations or obligations issued by U.S. branches of foreign banks. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
There are no material differences.
Other Investment Companies	None
The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.
The Touchstone Total Return Bond Fund does not have a similar fundamental investment restriction.

Prospectus - Table of Contents

	Touchstone Core Bond Fund	Old Mutual Dwight Intermediate Fixed Income Fund	Material Differences
Diversification
The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund is a “diversified company” as defined in the 1940 Act. This means that the Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
There are no material differences.
Borrowing Money and Senior Securities
The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

		The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.	There are no material differences.
Underwriting
The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.
There are no material differences.
Loans
The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, where the loans do not exceed 33 1/3% of a Fund’s assets, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

The Old Mutual Dwight Intermediate Fixed Income Fund’s fundamental investment restriction addresses making loans to persons under common control with the Fund.  In complying with the fundamental restriction with regard to making loans, the Old Mutual Dwight Intermediate Fixed Income Fund may lend money to another Affiliated Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.  The Touchstone Core Bond Fund does not have a similar policy.

Prospectus - Table of Contents

	Touchstone Core Bond Fund	Old Mutual Dwight Intermediate Fixed Income Fund	Material Differences
Real Estate and Commodities
The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

There are no material differences.
Concentration of Investments
The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations, and does not limit Cash Reserves Fund’s investment in domestic bank obligations or obligations issued by U.S. branches of foreign banks. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
There are no material differences.
Other Investment Companies	None
The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.
The Touchstone Core Bond Fund does not have a similar fundamental investment restriction.

Prospectus - Table of Contents

	Touchstone Ultra Short Duration Fixed Income Fund	Old Mutual Dwight Short Term Fixed Income Fund	Material Differences
Diversification
The Fund may not with respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

The Fund is a “diversified company” as defined in the 1940 Act. This means that the Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
There are no material differences.
Borrowing Money and Senior Securities
The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

The Fund may not issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.
The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
Unlike the Dwight Short Term Fixed Income Fund, the Touchstone Ultra Short Duration Fixed Income Fund’s fundamental restriction prohibits the Fund from purchasing securities while borrowings exceed 5% of the Fund’s assets.
There are no material differences with respect to each Fund’s fundamental investment restriction on investing in senior securities.

Prospectus - Table of Contents

	Touchstone Ultra Short Duration Fixed Income Fund	Old Mutual Dwight Short Term Fixed Income Fund	Material Differences
Underwriting	The Fund may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.
The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.
There are no material differences.
Loans
The Fund may not make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations and/or engaging in direct corporate loans or repurchase agreements in accordance with its investment objectives and policies. The loans cannot exceed 33 1/3% of a Fund’s assets. A Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted to the Fund by the SEC.
For example, at a minimum, the Fund will not make any such loans unless all requirements regarding common control and ownership of Fund shares are met.

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

The Old Mutual Dwight Short Term Fixed Income Fund’s fundamental investment restriction addresses making loans to persons under common control with the Fund.  In complying with the fundamental restriction with regard to making loans, the Old Mutual Dwight Short Term Fixed Income Fund may lend money to another Affiliated Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.  However, the Touchstone Ultra Short Duration Fixed Income Fund’s fundamental investment restriction allows it to make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted to the Fund by the SEC.

Prospectus - Table of Contents

	Touchstone Ultra Short Duration Fixed Income Fund	Old Mutual Dwight Short Term Fixed Income Fund	Material Differences
Real Estate and Commodities
The Fund may not purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

The Touchstone Ultra Short Duration Fixed Income Fund’s fundamental restriction permits investments only in marketable securities of companies that own, invest, or deal in real estate.
The Old Mutual Dwight Short Term Fixed Income Fund can invest in any type of futures.  In contrast, the Touchstone Ultra Short Duration Fixed Income Fund is limited to financial futures.

Concentration of Investments	The Fund may not invest more than 25% of the Fund’s assets in securities issued by companies in a single industry or related group of industries.
The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations, and does not limit Cash Reserves Fund’s investment in domestic bank obligations or obligations issued by U.S. branches of foreign banks. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
There are no material differences.

Prospectus - Table of Contents

	Touchstone Ultra Short Duration Fixed Income Fund	Old Mutual Dwight Short Term Fixed Income Fund	Material Differences
Other Investment Companies	None
The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.
The Touchstone Ultra Short Duration Fixed Income Fund does not have a similar fundamental investment restriction.
Oil, Gas or other mineral exploration.	The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.	None	The Dwight Short Term Fixed Income Fund does not have a similar fundamental investment restriction.

Some of the Funds’ have also adopted non-fundamental limitations which restrict circumstances in which and degree to which the Funds can engage in borrowing, engage in lending, purchase securities on margin, invest in illiquid securities, invest in investment companies and make short sales.  Each Fund may be subject to other investment restrictions that are not identified above. The full list of each Fund's fundamental and non-fundamental investment restrictions may be found in each Fund’s respective SAI.  Please see the front cover page for information on how to obtain a copy of the each Fund’s respective SAI.

 Comparison of Fees and Expenses

The following tables compare the shareholder fees and annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Old Mutual Fund and each Acquiring Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. Information regarding sales charge discounts for which you may qualify is included under the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.

Prospectus - Table of Contents

Barrow Hanley Core Bond Fund into Touchstone Total Return Bond Fund:

	Barrow Hanley Core Bond Fund	Touchstone Total Return Bond Fund (Acquiring Fund)	Acquiring Fund after Transaction with the Barrow Hanley Core Bond Fund (pro forma combined)
	Institutional Class	Institutional	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)1	None	None	None
Redemption/ Exchange Fee (as a % of amount redeemed or exchanged)	2.00%	None	None
Wire Redemption Fee	-	None	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	-	-

	Barrow Hanley Core Bond Fund	Touchstone Total Return Bond Fund (Acquiring Fund)	Acquiring Fund after Transaction with the Barrow Hanley Core Bond Fund (pro forma combined)
	Institutional Class	Institutional	Institutional
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)*
Management Fees	0.60%	0.35%3	0.35%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.22%	0.56%	0.36%
Total Annual Fund Operating Expenses	0.82%	0.91%	0.71%
Fee Waivers and/or Expense Reimbursement	(0.12%)	(0.41%)4	(0.21%)5
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.70%2	0.50%	0.50%
________________

*
Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Fund’s current prospectus) of the Old Mutual Fund (March 31, 2011) and the most recent twelve months ended March 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of April 1, 2010 and do not include the estimated costs of the Reorganization. The Old Mutual Fund will not bear any Reorganization costs.

1.	For the Old Mutual Fund, the Maximum Deferred Sales Charge (Load) is based on a percentage of original purchase price.

2.
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual’s contractual agreement, which extends through December 31, 2012, to reimburse expenses incurred by the Institutional Class of the Fund to the extent necessary to limit class expenses and Fund level expenses so that annual fund operating expenses do not exceed 0.70% for Institutional Class shares of the Fund.  The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

3.
“Management Fees” have been restated to reflect that the Fund’s Board of Trustees approved a change to the Fund’s advisory fee schedule effective April 19, 2011.  Under the previous fee schedule, the Fund paid a fee of 0.45% of the first $100 million of average net assets, 0.425% of the next $150 million of average net assets and 0.40% on assets over $250 million.  Under the amended fee schedule, the Fund pays a fee of 0.35%.

4.
Touchstone has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.50% for Institutional Class shares.  This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.

5.
Effective upon consummation of the Reorganization, Touchstone has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.50% for Institutional Class shares for two years following the closing of the Reorganization.  This expense limitation can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.

Prospectus - Table of Contents

Dwight Intermediate Fixed Income Fund into Touchstone Core Bond Fund:

	Dwight Intermediate Fixed Income Fund				Touchstone Core Bond Fund (Acquiring Fund)				Acquiring Fund after Transaction with the Dwight Intermediate Fixed Income Fund (pro forma combined)
	Class A	Class C	Institutional	Class Z	Class A	Class C	Institutional	Class Y	Class A	Class C	Institutional	Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None	None	4.75%	None	None	None	4.75%	None	None	None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)1	None	1.00%	None	None	None	1.00%	None	None	None	1.00%	None	None
Redemption/ Exchange Fee (as a % of amount redeemed or exchanged)	2.00%	2.00%	2.00%	2.00%	None	None	None	None	None	None	None	None
Wire Redemption Fee	-	-	-	-	Up to $15	Up to $15	None	None	Up to $15	Up to $15	None	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00	-	-	-	-	-	-	-	-

Prospectus - Table of Contents

	Dwight Intermediate Fixed Income Fund				Touchstone Core Bond Fund (Acquiring Fund)				Acquiring Fund after Transaction with the Dwight Intermediate Fixed Income Fund (pro forma combined)
	Class A	Class C	Institutional	Class Z	Class A	Class C	Institutional	Class Y	Class A	Class C	Institutional	Class Y
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)*
Management Fees	0.45%	0.45%	0.45%	0.45%	0.50%	0.50%	0.50%	0.50%	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	None	0.75%	None	None	0.25%	1.00%	None	None	0.25%	1.00%	None	None
Other Expenses
Service Fees	0.25%	0.25%	None	None	-	-	None	None	-	-	None	None
Other Operating Expenses	0.35%	0.42%	0.25%	0.44%	0.48%	0.54%	0.37%	0.50%	0.41%	0.44%	0.37%	0.50%
Total Other Expenses	0.60%	0.67%	0.25%	0.44%	0.48%	0.54%	0.37%	0.50%	0.41%	0.44%	0.37%	0.50%
Acquired Fund Fees and Expenses 2	0.03%	0.03%	0.03%	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.08%3	1.90%3	0.73%3	0.92%3	1.24%5	2.05%5	0.88%	1.01%	1.16%	1.94%	0.87%	1.00%
Fee Waivers and/or Expense Reimbursement	(0.22%)	(0.29%)	(0.20%)	(0.31%)	(0.33%)6	(0.39%)6	(0.37%)7	(0.42%)7	(0.32%)7	(0.35%)7	(0.36%)7	(0.41%)7
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.86%4	1.61%4	0.53%4	0.61%4	0.91%	1.66%	0.51%	0.59%	0.84%	1.59%	0.51%	0.59%

________________

*
Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Fund’s current prospectus) of the Old Mutual Fund (March 31, 2011) and the most recent 12 months ended March 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of April 1, 2010 and do not include the estimated costs of the Reorganization. The Old Mutual Fund will not bear any Reorganization costs.

1.	For the Old Mutual Fund, the Maximum Deferred Sales Charge (Load) is based on a percentage of original purchase price.

2.	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01% and are included in “Other Expenses.”

3.
Total Annual Fund Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights section of the Fund’s prospectus, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

4.
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual’s contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Annual Fund Operating Expenses do not exceed 0.83%, 1.58%, 0.58% and 0.50% for Class A, Class C, Class Z and Institutional Class shares, respectively.  These limits do not include Acquired Fund Fees and Expenses. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

5.
The Total Annual Fund Operating Expenses of the Acquiring Fund do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated September 30, 2010 and the Fund’s Semi-Annual Report dated March 31, 2011 because the Annual Report and Semi-Annual Report do not include Acquired Fund Fees and Expenses.

6.
Touchstone has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.90%, and 1.65% for Class A and Class C shares, respectively.  This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to shareholders.

7.
Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.83%, 1.58%, 0.58% and 0.50% for Class A, Class C, Class Y and Institutional Class shares, respectively, effective upon the closing of the Reorganization. This expense limitation will remain in effect for two years from the closing of the Reorganization.  This expense limitation can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.   Class Y and Institutional Class of the Acquiring Fund will commence operations upon the closing of the Reorganization.

Prospectus - Table of Contents

Dwight Short Term Fixed Income Fund into Touchstone Ultra Short Duration Fixed Income Fund:

	Dwight Short Term Fixed Income Fund				Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)				Acquiring Fund after Transaction with the Dwight Short Term Fixed Income Fund (pro forma combined)
	Class A	Class C	Institutional	Class Z	Class A	Class C	Institutional	Class Y	Class A	Class C	Institutional	Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.00%	None	None	None	2.00%	None	None	None	2.00%	None	None	None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)1	None	1.00%	None	None	None	1.00%	None	None	None	1.00%	None	None
Redemption/ Exchange Fee (as a % of amount redeemed or exchanged)	2.00%	2.00%	2.00%	2.00%	None	None	None	None	None	None	None	None
Wire Redemption Fee	-	-	-	-	Up to $15	Up to $15	None	None	Up to $15	Up to $15	None	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00	-	-	-	-	-	-	-	-

Prospectus - Table of Contents

	Dwight Short Term Fixed Income Fund				Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)				Acquiring Fund after Transaction with the Dwight Short Term Fixed Income Fund (pro forma combined)
	Class A	Class C	Institutional	Class Z	Class A	Class C	Institutional	Class Y	Class A	Class C	Institutional	Class Y
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)*
Management Fees	0.45%	0.45%	0.45%	0.45%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.50%	None	None	0.25%	0.75%5	None	None	0.25%	0.75%	None	None
Other Expenses
Service Fees	0.25%	0.25%	None	None	-	-	None	None	-	-	None	None
Other Operating Expenses	0.36%	0.34%	0.20%	0.21%	0.38%	0.35%	0.29%	0.41%	0.38%	0.35%	0.29%	0.41%
Total Other Expenses	0.61%	0.59%	0.20%	0.21%	0.38%	0.35%	0.29%	0.41%	0.38%	0.35%	0.29%	0.41%
Acquired Fund Fees and Expenses 2	0.01%	0.01%	0.01%	0.01%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.07%3	1.55%3	0.66%3	0.67%3	0.91%3	1.38%3	0.57%3	0.69%3	0.91%	1.38%	0.57%	0.69%
Fee Waivers and/or Expense Reimbursement	(0.11%)	(0.09%)	(0.10%)	0.04%	(0.19%)6	(0.16%)6	(0.15%)6	(0.22%)6	(0.19%)6	(0.16%)6	(0.15%)6	(0.22%)6
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.96%4	1.46%4	0.56%4	0.71%4	0.72%	1.22%	0.42%	0.47%	0.72%	1.22%	0.42%	0.47%

________________

*
Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Fund’s current prospectus) of the Old Mutual Fund (March 31, 2011) and the most recent 12 months ended March 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of April 1, 2010 and do not include the estimated costs of the Reorganization. The Old Mutual Fund will not bear any Reorganization costs.

1.	For the Old Mutual Fund, the Maximum Deferred Sales Charge (Load) is based on a percentage of original purchase price.

2.	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01% and are included in “Other Expenses.”

3.
Total Annual Fund Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights section of the Fund’s prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

4.
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual’s contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Annual Fund Operating Expenses do not exceed 0.95%, 1.45%, 0.70% and 0.55% for Class A, Class C, Class Z and Institutional Class shares, respectively.  These limits do not include Acquired Fund Fees and Expenses. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

5.
The Acquiring Fund’s Class C shares are authorized to pay a maximum 12b-1 fee of up to 1.00% of average daily net assets, of which up to 0.75% may be paid for distribution services and up to 0.25% may be paid for shareholder services.  The Acquiring Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the commencement of operations of Class C shares.

6.
Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%, 1.19%, 0.44% and 0.39% for Class A, Class C, Class Y and Institutional Class shares, respectively, effective upon the closing of the Reorganization.  This expense limitation will remain in effect for at least two years from the closing of the Reorganization.  This expense limitation can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Class A, Class C  Institutional Class and Class Y of the Acquiring Fund will commence operations upon the closing of the Reorganization.

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Expense Example

These examples are intended to help you compare the costs of investing in different classes of an Old Mutual Fund and Acquiring Fund with the cost of investing in other mutual funds.  Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding Old Mutual Fund into the Acquiring Fund are also provided.  All costs are based upon the information set forth in the fee tables above.

The Examples assume that you invest $10,000 for the time periods indicated and except as indicated, show the expenses that you would pay if you redeem all of your shares at the end of those time periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.

The Example reflects current fee waivers and expense reimbursements for the first year for the Old Mutual Funds and the first two years for the Acquiring Funds.  Old Mutual has contractually agreed to waive all or a portion of the Old Mutual Fund’s management fees or reimburse other expenses of the Fund through December 31, 2012.  Touchstone has contractually agreed to waive advisory fees and/or reimburse expenses at the stated level for Acquiring Funds that appears in the tables above for at least two years following the closing of the Reorganizations, which is expected to occur the second quarter of 2012.  Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table below.  Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption				Without Redemption
	1 Year _______	3 Years _______	5 Years _______	10 Years _______	1 Year _______	3 Years _______	5 Years _______	10 Years _______
Barrow Hanley Core Bond Fund
Institutional Class	$72	$250	$444	$1,003	$72	$250	$444	$1,003
Touchstone Total Return Bond Fund
Institutional	$51	$217	$456	$1,142	$51	$217	$456	$1,142
Pro Forma Touchstone Total Return Bond Fund
Institutional	$51	$183	$351	$841	$51	$183	$351	$841

Dwight Intermediate Fixed Income Fund
Class A	$559	$782	$1,023	$1,712	$559	$782	$1,023	$1,712
Class C	$264	$569	$1,000	$2,199	$164	$569	$1,000	$2,199
Institutional Class	$54	$213	$386	$887	$54	$213	$386	$887
Class Z (merging into Class Y)	$62	$262	$478	$1,103	$62	$262	$478	$1,103
Touchstone Core Bond Fund
Class A	$563	$786	$1,063	$1,849	$563	$786	$1,063	$1,849
Class C	$269	$565	$1,030	$2,317	$169	$565	$1,030	$2,317
Institutional	$52	$204	$412	$1013	$52	$204	$412	$1013
Class Y	$60	$235	$472	$1154	$60	$235	$472	$1154
Pro Forma Touchstone Core Bond Fund
Class A	$557	$764	$1,022	$1,759	$557	$764	$1,022	$1,759
Class C	$262	$540	$981	$2,207	$162	$540	$981	$2,207
Institutional	$52	$203	$409	$1001	$52	$203	$409	$1001
Class Y	$60	$234	$469	$1143	$60	$234	$469	$1143

Dwight Short Term Fixed Income Fund
Class A	$395	$619	$862	$1,557	$395	$619	$862	$1,557
Class C	$249	$481	$837	$1,838	$149	$481	$837	$1,838
Institutional Class	$57	$200	$357	$812	$57	$200	$357	$812
Class Z (merging into Class Y)	$73	$228	$387	$848	$73	$228	$387	$848
Touchstone Ultra Short Duration Fixed Income Fund
Class A	$272	$446	$656	$1,260	$272	$446	$656	$1,260
Class C	$224	$405	$725	$1,633	$124	$405	$725	$1,633
Institutional	$43	$151	$286	$680	$43	$151	$286	$680
Class Y	$48	$174	$337	$811	$48	$174	$337	$811
Pro Forma Touchstone Ultra Short Duration Fixed Income Fund
Class A	$272	$446	$656	$1,260	$272	$446	$656	$1,260
Class C	$224	$405	$725	$1,633	$124	$405	$725	$1,633
Institutional	$43	$151	$286	$680	$43	$151	$286	$680
Class Y	$48	$174	$337	$811	$48	$174	$337	$811

Prospectus - Table of Contents

The Example is not a representation of past or future expenses.  Each Old Mutual Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown.  The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds.  The 5% annual return is not a prediction of and does not represent the Old Mutual Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Old Mutual Fund Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples, affect the Funds’ performance.  During each Fund’s most recently completed fiscal year, the portfolio turnover rates of each Old Mutual Fund and the corresponding Acquiring Fund were as follows:

Fund	Fiscal Year Ended	Portfolio Turnover Rate
Barrow Hanley Core Bond Fund	3/31/11	91%
Touchstone Total Return Bond Fund (Acquiring Fund)	9/30/10	160%
Fund	Fiscal Year Ended	Portfolio Turnover Rate
Dwight Intermediate Fixed Income Fund	3/31/11	575%
Touchstone Core Bond Fund (Acquiring Fund)	9/30/10	370%
Fund	Fiscal Year Ended	Portfolio Turnover Rate
Dwight Short Term Fixed Income Fund	3/31/11	106%
Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)	9/30/10	119%

Expense Limitation Arrangements.  Old Mutual has contractually agreed to waive all or a portion of each Old Mutual Fund’s management fees or reimburse other expenses of the Old Mutual Fund so that the Fund’s total annual fund operating expenses do not exceed an agreed upon cap (the “Old Mutual expense limitations”).  This contract will expire on December 31, 2012, unless extended by Old Mutual, and excludes interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Touchstone has contractually agreed to waive fees and reimburse expenses in order to keep each Acquiring Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount no greater than the expense cap of the corresponding Old Mutual Fund prior to the Transaction.  This contractual expense limitation will be in place for at least two years from the Closing Date of each Reorganization.  The Old Mutual expense limitation arrangement caps both total fund expenses and expenses of each share class, which include 12b-1, blue sky, transfer agency and similar class-level operating fees. The Touchstone expense limitation arrangement caps only total annual fund operating expenses.

The Old Mutual expense limitation arrangement entitles Old Mutual to be reimbursed by an Old Mutual Fund for any management fees Old Mutual waives or Fund expenses that Old Mutual reimburses in any year where the Fund’s operating expenses are below the agreed upon expense limitation and certain other conditions are met, including that the reimbursement is made within three years of such waiver or reimbursement.  The Touchstone expense limitation arrangement contains a similar reimbursement right with respect to the Acquiring Funds.  Touchstone will not be entitled to reimbursement of any amounts waived or reimbursed by Old Mutual on behalf of the Old Mutual Funds.

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 Comparison of Performance Information

The following tables show a comparison of performance information between the Old Mutual Funds and the Acquiring Funds.  A fund’s performance is not necessarily an indication of how a fund will perform in the future.  More information regarding performance of the Acquiring Funds can be found in the prospectus for the Acquiring Funds that accompanies this Joint Proxy Statement/Prospectus.

	Average Annual Total Returns as of December 31, 2010
	Barrow Hanley Core Bond Fund	Touchstone Total Return Bond Fund (Acquiring Fund)	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
	Institutional Class	Class Y1
Inception date	11/19/07	11/15/91
1 Year	7.04%	9.08%	6.54%
5 Years	N/A	6.57%	5.80%
10 Years or Since Inception	7.87%	5.94%	5.84%
________________

1.
Performance for the Institutional Class shares of the Touchstone Total Return Bond Fund is not shown because the share class does not have a full calendar year of operations. The Institutional Class shares would have had substantially similar annual returns as the Class Y shares because the Institutional Class shares are invested in the same portfolio of securities and the returns would only differ to the extent that it does not have the same expenses. Class Y performance information represents that of the former Institutional Class of the EARNEST Partners Fixed Income Trust (the "EARNEST Trust"), a series of the Nottingham Investment Trust II. On August 1, 2011, the EARNEST Trust was reorganized into the Touchstone Total Return Bond Fund (the "EARNEST Reorganization"). Prior to the EARNEST Reorganization, the EARNEST Trust had an investment goal and principal investment strategies similar to those of the Touchstone Total Return Bond Fund.

	Average Annual Total Returns as of December 31, 2010
	Dwight Intermediate Fixed Income Fund1				Touchstone Core Bond Fund1 (Acquiring Fund)		Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)2	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)2
	Class A	Class C	Class Z	Institutional Class	Class A	Class C
Inception date	7/31/03	7/31/03	7/31/03	12/20/06			7/31/03
1 Year	0.77%	3.96%	6.00%	6.18%	2.62%	6.97%	6.15%	6.54%
5 Years	4.55%	4.75%	5.78%	N/A	4.67%	4.91%	5.81%	5.80%
10 Years or Since Inception	4.70%	4.58%	5.62%	6.27%	4.64%	4.37%	5.66%	5.84%
________________

1.
As of December 31, 2010, Class Y and Institutional Class shares of the Touchstone Core Bond Fund did not exist. The share classes will be issued in connection with the Reorganization. The share classes would have had substantially similar annual returns as the Class A and Class C shares because the Class Y and Institutional Class shares would have been invested in the same portfolio of securities and the returns would only differ to the extent that they did not have the same expenses. Class Z shares of the Dwight Intermediate Fixed Income Fund will receive Class Y shares of the Touchstone Core Bond Fund as part of the Reorganization. Class A and Class C shares are subject to sales charges and distribution fees. Class Y and Institutional Class shares are not subject to sales charges and distribution fees.

2.
The benchmark index for the Dwight Intermediate Fixed Income Fund is the Barclays Capital U.S. Intermediate Aggregate Bond Index, and the benchmark index for the Touchstone Core Bond Fund is the Barclays Capital U.S. Aggregate Bond Index.

Prospectus - Table of Contents

	Average Annual Total Returns as of December 31, 2010
	Dwight Short Term Fixed Income Fund				Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)	BofA Merrill Lynch 1-3 Year US Treasury Index (reflects no deduction for fees, expenses or taxes)3	BoA Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)3	BoA Merrill Lynch 1-Year Treasury Note Index (reflects no deduction for fees, expenses or taxes)3
	Class A	Class C	Class Z1	Institutional Class	Class Z2
Inception date	7/1/03	7/1/03	8/31/99	12/20/06	3/1/94
1 Year	(0.87%)	0.80%	2.46%	2.72%	1.75%	2.35%	0.13%	0.83%
5 Years	2.62%	3.10%	3.84%	N/A	3.22%	4.17%	2.43%	3.31%
10 Years or Since Inception	2.40%	2.56%	3.73%	3.92%	3.00%	3.92%	2.38%	3.16%
________________

1.	Data includes performance of a predecessor fund whose inception date was August 31, 1999.

2.
As of December 31, 2010, Class A, Class C, Class Y and Institutional Class shares of the Touchstone Ultra Short Duration Fixed Income Fund did not exist. The share classes will be issued in connection with the Reorganization. The shares classes would have had substantially similar annual returns as the Class Z shares because the Class A, Class C, Class Y and Institutional Class shares would have been invested in the same portfolio of securities and the returns would only differ to the extent that they did not have the same expenses. Class Z shares of the Dwight Short Term Fixed Income Fund will receive Class Y shares of the Touchstone Ultra Short Duration Fixed Income Fund as part of the Reorganization. Class A and Class C shares are subject to sales charges and distribution fees. Class Y and Institutional Class shares are not subject to sales charges and distribution fees.

3.
The benchmark index for the Dwight Short Term Fixed Income Fund is the BofA Merrill Lynch 1-3 Year US Treasury Index, and the benchmark indices for the Touchstone Ultra Short Duration Fixed Income Fund is the BoA Merrill Lynch Three-Month U.S. Treasury Bill Index and the BoA Merrill Lynch 1-Year Treasury Note Index.

 Comparison of Investment Advisers, Sub-Advisers and Distributors

Old Mutual Adviser and Distributor.  Old Mutual serves as the Old Mutual Funds’ investment adviser and administrator.  Old Mutual Investment Partners, an affiliate of Old Mutual, serves as the Old Mutual Funds’ underwriter.  Old Mutual is located at 4643 S. Ulster Street, Suite 700, Denver, Colorado 80237 and Old Mutual Investment Partners is located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts  02116.  Both Old Mutual and Old Mutual Investment Partners are indirect wholly-owned subsidiaries of Old Mutual plc, an international financial services firm based in London, England.  As of August 31, 2011, Old Mutual had approximately $2.1 billion of mutual fund assets under management or supervision.

           Acquiring Funds’ Investment Adviser and Distributor. Touchstone, located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, serves as the investment adviser and administrator to the Acquiring Funds. Touchstone Securities, Inc. (“Touchstone Securities”) serves as the principal underwriter of the shares of the Trust.  The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits Touchstone Funds Group Trust, Touchstone Investment Trust or Touchstone, under certain conditions, to select or change unaffiliated sub-advisers, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  The Acquiring Funds rely on this order and will continue to rely on this order following each Reorganization.  The conditions of the order require that the Acquiring Funds obtain shareholder approval of any sub-advisory agreement with a sub-adviser affiliated with Touchstone Funds Group Trust, Touchstone Investment Trust or Touchstone other than by reason of serving as a sub-adviser to one or more Acquiring Funds. Shareholders of an Acquiring Fund will be notified of any changes in its sub-advisory arrangements.  The address of the Underwriter is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Prospectus - Table of Contents

Both Touchstone and Touchstone Securities are indirect, wholly-owned subsidiaries of the Western & Southern Mutual Holding Company. The address of the Western & Southern Mutual Holding Company is 400 Broadway, Cincinnati, Ohio 45202.

Advisory Agreements.  Except as described below, there are no material differences between the terms of the investment advisory agreement between Touchstone and the Acquiring Funds (the “Touchstone Advisory Agreement”) and the terms of the current advisory agreements between Old Mutual and the Old Mutual Funds (the “Old Mutual Advisory Agreements”).  Both Old Mutual and Touchstone are responsible for continuously reviewing, supervising and administering the investment programs of the Funds for which they act as investment adviser and also ensuring compliance with such Funds’ investment policies and guidelines.

Fees. Pursuant to the Old Mutual Advisory Agreements and Touchstone Advisory Agreements, each of Old Mutual and Touchstone, respectively, is entitled to receive a fee with respect to the average daily net assets of the Funds for which they act as investment adviser, which is computed and paid monthly.  The advisory fees payable to Old Mutual with respect to the Old Mutual Funds and to Touchstone with respect to the corresponding Touchstone Funds are set forth in the table below.

Old Mutual Funds	Acquiring Funds
Barrow Hanley Core Bond Fund	Touchstone Total Return Bond Fund
0.60% on $0 to less than $500 million; 0.575% on $500 million to less than $1.0 billion; and 0.55% on $1.0 billion or greater	No breakpoints 0.35%
Dwight Intermediate Fixed Income Fund	Touchstone Core Bond Fund
0.45% on $0 to less than $300 million;
0.425% on $300 million to less than $500 million;
0.40% on $500 million to less than $750 million;
0.375% on $750 million to less than $1.0 billion;
0.35% on $1.0 billion to less than $1.5 billion;
0.325% on $1.5 billion to less than $2.0 billion;
0.30% on $2.0 billion or greater
0.50% on first $100 million of assets; 0.45% on next $100 million of assets; 0.40% on next $100 million of assets; 0.35% assets over $300 million
Dwight Short Term Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund
0.45% on $0 to less than $300 million;
0.425% on $300 million to less than $500 million;
0.40% on $500 million to less than $750 million;
0.375% on $750 million to less than $1.0 billion;
0.35% on $1.0 billion to less than $1.5 billion;
0.325% on $1.5 billion to less than $2.0 billion;
0.30% on $2.0 billion or greater

No breakpoints 0.25%

Administrative Services.  In addition to providing advisory services to the Old Mutual Funds, Old Mutual provides administrative services under the Old Mutual Advisory Agreements.  These administrative services include, among others, overseeing the administration of the Old Mutual Fund’s business and affairs, assisting the Old Mutual Funds in selecting, coordinating the activities of, supervising and acting as liaison with any other person or agent engaged by the Old Mutual Funds, assisting in developing, reviewing, maintaining and monitoring the effectiveness of the Old Mutual Funds’ accounting policies and procedures, assisting in developing, implementing and monitoring the Old Mutual Funds’ use of automated systems for purchase, sale, redemption and transfer of fund shares and the payment of sales charges and services fees and responding to all inquiries from the Old Mutual Funds shareholders or otherwise answering communications from such shareholders if such inquiries or communications are directed to Old Mutual. The advisory fee received by Old Mutual from the Old Mutual Funds includes compensation for these administrative services.  The Touchstone Advisory Agreement does not include administrative services.  Touchstone provides administrative services to the Touchstone Funds under a separate agreement and receives a separate fee for these services.

Sub-Advisers.   Each Acquiring Fund employs a sub-adviser to provide portfolio management services.  The sub-advisers are overseen by Touchstone and ultimately by the Touchstone Board.

Prospectus - Table of Contents

Fort Washington Investment Advisors, Inc. ("Fort Washington"), an SEC-registered adviser located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202, serves as sub-adviser to the Touchstone Ultra Short Duration Fund and the Touchstone Core Bond Fund. As sub-adviser, Fort Washington makes investment decisions for each Fund and also ensures compliance with the Funds’ investment policies and guidelines. As of September 30, 2011, Fort Washington had approximately $37.2 billion in assets under management. Fort Washington is an indirect, wholly-owned subsidiary of the Western & Southern Mutual Holding Company.

EARNEST Partners LLC (“EARNEST Partners”), an SEC-registered adviser located at 1180 Peachtree Street, Suite 2300, Atlanta, Georgia, 30309, serves as sub-adviser to the Touchstone Total Return Bond Fund.  As sub-advisor, EARNEST Partners makes investment decisions for the Touchstone Total Return Bond Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of July 31, 2011, EARNEST Partners had approximately $19.1 billion in assets under management.

Sub-Advisory Agreements.  Except as described below, there are no material differences between the terms of the investment sub-advisory agreements between Touchstone, the Acquiring Funds and the sub-advisers (the “Touchstone sub-advisory agreements”) and the terms of the current sub-advisory agreements between Old Mutual, the Old Mutual Funds and the sub-advisers (the “Old Mutual sub-advisory agreements”).

Indemnification. The Touchstone sub-advisory agreements require indemnification of the Touchstone Funds Group Trust or the Touchstone Investment Trust, respectively (the “Touchstone Trusts”), Touchstone, and certain affiliates of the Touchstone Trusts by the Sub-Advisers for certain losses arising out of the Sub-Advisors’ material violation of applicable laws or regulations in connection with services provided to the Touchstone Trusts, including violations of the Acquiring Funds’ investment policies or restrictions; or the Sub-Advisers’ willful misfeasance, bad faith or gross negligence in the performance of its duties or its reckless disregard of its obligations and duties under the Touchstone sub-advisory agreements. The Old Mutual sub-advisory agreements do not provide for similar indemnification.

Termination. While the Touchstone and Old Mutual sub-advisory agreements have similar termination provisions, the Touchstone sub-advisory agreements may be terminated at any time, without the payment of any penalty, by the sub-advisers on not fewer than sixty days written notice, and the Old Mutual sub-advisory agreements require ninety days written notice.

Potential Pre-Reorganization Interim Advisory Agreements.  The closing of the Transaction automatically terminates each Old Mutual Fund’s current investment advisory contract with Old Mutual and any subadvisory contracts with the Sub-Advisers under the 1940 Act.  If shareholders of an Old Mutual Fund have not approved the Reorganization of such Old Mutual Fund by the time of closing of the Transaction, it is anticipated that the Old Mutual Fund would follow Rule 15a-4 under the 1940 Act, which permits the Old Mutual Fund Board to approve and enter into an interim investment advisory or sub-advisory contract pursuant to which an interim adviser or sub-adviser may serve as the investment adviser or sub-adviser to the Old Mutual Fund for a period not to exceed 150 days following the termination of the current advisory or sub-advisory agreement(s) to be able to continue uninterrupted portfolio management services for such Old Mutual Fund.  After the 150 day period has expired, if shareholders of an Old Mutual Fund have still not approved the Reorganization, the Old Mutual Fund Board will consider what additional action to take.

 Comparison of Portfolio Managers

Each Acquiring Fund will employ a different sub-adviser and be managed by different portfolio managers than the corresponding Old Mutual Fund.  The table below shows the Acquiring Funds’ sub-advisers and portfolio managers.  More information regarding the Acquiring Funds’ portfolio managers can be found in the prospectus for the Acquiring Funds that accompanies this Joint Proxy Statement/Prospectus.

OLD MUTUAL FUND	ACQUIRING FUND	ACQUIRING FUND SUB-ADVISER	ACQUIRING FUND PORTFOLIO MANAGERS
Dwight Short Term Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund	Fort Washington Investment Advisors, Inc.	Scott D. Weston - Vice President and Senior Portfolio Manager. Managing the Acquiring Fund since 2008.
Brent A. Miller, CFA - Portfolio Manager. Managing the Acquiring Fund since 2008.
Dwight Intermediate Fixed Income Fund	Touchstone Core Bond Fund	Fort Washington Investment Advisors, Inc.	Timothy J. Policinski, CFA - Managing Director and Senior Portfolio Manager. Managing Acquiring Fund since 2001.
Daniel J. Carter, CFA - Assistant Vice President and Portfolio Manager. Managing Acquiring Fund since 2001.
Barrow Hanley Core Bond Fund	Touchstone Total Return Bond Fund	EARNEST Partners LLC	Douglas Folk, CFA - Partner. Managing the Acquiring Fund since 2011
Chris Fitze, CFA - Portfolio Manager and Research Analyst. Managing the Acquiring Fund since 2011

Prospectus - Table of Contents

 Comparison of Other Service Providers

The following table identifies the principal service providers that service the Old Mutual Funds and the Acquiring Funds:

	Old Mutual Funds	Acquiring Funds
Accounting Services/Administrator:	Old Mutual Capital, Inc.	Touchstone Advisors, Inc.

Sub-Administrator:	The Bank of New York Mellon	JPMorgan Chase Bank, N.A.*

Transfer Agent:	DST Systems, Inc.	JPMorgan Chase Bank, N.A.*

Custodian:	The Bank of New York Mellon	Brown Brothers Harriman & Co.

Auditor:	PricewaterhouseCoopers, LLP	Ernst & Young LLP

* The Acquiring Funds are converting their Sub-Administrator and Transfer Agent from JPMorgan ChaseBank, N.A. to the Bank of New York Mellon.  They expect to complete the conversion by the end of 2011.

Comparison of Share Classes

Each share class of an Old Mutual Fund will be reorganized into a specific share class of the corresponding Acquiring Fund, which are described below and in Exhibit A of this Joint Proxy Statement/Prospectus.  The Old Mutual Funds, except the Barrow Hanley Core Bond Fund, and the Acquiring Funds each offer multiple share classes. The Barrow Hanley Core Bond Fund offers only Institutional Class shares.  Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs.  In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares.  The share classes offered by the Old Mutual Funds and the corresponding share classes of the Acquiring Funds that Old Mutual Fund shareholders will receive in connection with the Reorganization are described on the first page of this Joint Proxy Statement/Prospectus.

Eligibility requirements.  Class A and Class C shares of the Old Mutual Funds are generally available for purchase by retail investors through select broker-dealers or other financial institutions that are authorized to sell shares of the Funds.  Class Z shares generally may only be purchased through certain authorized financial services firms.  Class Z shares of the Old Mutual Funds are not available to shareholders by direct purchase through the Funds’ transfer agent, with limited exceptions outlined in the Old Mutual Funds’ prospectuses.  Institutional Class shares of the Old Mutual Funds are available for purchase by the following categories of eligible investors and require a minimum initial investment of at least $1 million in a Fund: (i) a bank, trust company, or other type of depository institution purchasing shares for its own account; (ii) an insurance company, registered investment company, endowment, or foundation purchasing shares for its own account; (iii) pension or profit sharing plans or the custodian for such a plan; and (iv) qualified or non-qualified employee benefit plans.  Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund, provided they sign a Letter of Intent committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  If an eligible investor does not invest at least $1 million in the Fund within twelve months, the Fund may convert the investor’s Institutional Class shares to Class Z shares, if available, or if Class Z shares are not available for the Fund, Class A shares at NAV, if available.  The Old Mutual Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  Registered investment companies advised by Old Mutual are not subject to the Institutional Class investment minimums.

Class A and Class C shares of the Acquiring Funds are available to retail investors and may be purchased directly from TSI or through a financial advisor.  Class Y shares of the Acquiring Funds generally may only be purchased through an authorized financial institution that has a selling agreement in place with TSI.  New purchases of Class Y shares are generally not available directly through TSI.  Institutional Class shares may be purchased directly from TSI or through an authorized financial institution.  Financial institutions may set minimum initial and additional investment requirements, may impose restrictions or may charge you fees for their services.

Additional information about the eligibility requirements to purchase the Old Mutual Funds’ share classes and the Acquiring Funds’ share classes is available in their respective prospectuses and SAIs.

Prospectus - Table of Contents

 Comparison of Distribution Arrangements

Old Mutual Funds Distribution Plans and Service Plans

The Old Mutual Funds, with respect to each of their Class A and Class C shares, as applicable, have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the “Old Mutual Distribution Plans”) and service plans (the “Old Mutual Service Plans”).  Class Z and Institutional Class shares of the Old Mutual Funds have not adopted distribution plans or service plans.  Pursuant to the Old Mutual Distribution Plans for Class A and Class C shares, the Old Mutual Funds will pay to Old Mutual Investment Partners a monthly fee at an annual aggregate rate not to exceed 0.25% of average net assets attributable to Class A shares of each Fund, as applicable, as determined at the close of each business day during the month, and at the annual rate of up to 0.75% of the average net assets attributable to Class C shares of each Fund, as applicable, as determined at the close of each business day during the month.  Currently, Class A shares do not pay distribution fees under the Old Mutual Distribution Plans.  Pursuant to the Old Mutual Service Plans for Class A and Class C shares, the Old Mutual Funds will pay to Old Mutual Investment Partners or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average NAV of the Class A shares and Class C shares of each Fund, as applicable, as determined at the close of each business day during the month.

Amounts paid pursuant to the Old Mutual Distribution Plans are to compensate Old Mutual Investment Partners for services provided and expenses incurred by it in connection with the offering and sale of Class A and Class C shares.  Amounts paid pursuant to the Old Mutual Service Plans are to compensate Old Mutual Investment Partners and brokers, dealers, financial institutions, 401(k) plan service providers and similar financial intermediaries for the provision of personal service to shareholders and/or the maintenance of shareholder accounts.  Each of the Old Mutual Distribution Plans and Old Mutual Service Plans are compensation plans, which means that they compensate Old Mutual Investment Partners or the third-party broker-dealer or other financial intermediary regardless of the expenses actually incurred by such persons.

Acquiring Funds’ Distribution Plans and Shareholder Services Plans

The Acquiring Funds have adopted distribution and shareholder services plans (“Distribution and Shareholder Services Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A and Class C shares.  Class Y and Institutional Class shares of the Acquiring Funds have not adopted distribution and shareholder services plans.

Touchstone Ultra Short Duration Fixed Income Fund Distribution and Shareholder Services Plans

The Distribution and Shareholder Services Plans for the Touchstone Ultra Short Duration Fixed Income Fund allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Fund pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Fund pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Under the Distribution and Shareholder Services Plans, Touchstone Securities is compensated in the amounts described in the preceding paragraph regardless of its expenses.  In connection with the distribution of Shares, Touchstone Securities may use the payments for: (i) compensation for its services in distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and Touchstone Securities’ affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.  In addition, Touchstone Securities may use payments to provide or enter into written agreements with service providers who will provide shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by Touchstone Securities and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or the service providers; (ix) processing dividend payments from the Fund on behalf of shareholders; and (x) providing such other similar services as the Fund may reasonably request.

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Touchstone Core Bond Fund Distribution and Shareholder Services Plans

The Distribution and Shareholder Services Plan for the Touchstone Core Bond Fund allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  Under the Class A plan, the Fund may pay an annual fee of up to 0.35% of average daily net assets attributable to Class A shares. However, the current annual 12b-1 fees for Class A shares are limited to up to 0.25% of average daily net assets attributable to that class. Under the Class C plan, the Fund pays an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

The Class A shares plan permits the Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, SAIs and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone Securities.  The Class C shares plan provides for the payment to Touchstone Securities of an account maintenance fee, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, the Fund may pay for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of Class C shares.  Unreimbursed expenditures will not be carried over from year to year.

 Comparison of Initial Sales Charges, Reductions and Waivers

You can buy Class A shares of the Old Mutual Funds or Class A shares of the Acquiring Funds at the offering price, which is the NAV plus an initial sales charge.  Although Class A shares of an Old Mutual Fund or an Acquiring Fund may be purchased without an initial sales charge for purchases of $1,000,000 or more, redemptions of Class A shares purchased at NAV may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if the redemption is made within twelve months of purchase.  The charge will be assessed on the lesser of the value of the shares’ NAV at the time of their original purchase or the time of redemption, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, Class A shares of both the Old Mutual Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase.  For Class A shares of the Acquiring Funds, this CDSC only applies if a commission was paid by Touchstone Securities to a participating unaffiliated broker dealer.  Similarly, for Class A shares of the Old Mutual Funds, where the redeeming investor’s dealer of record, due to the nature of the investor’s account, notifies Old Mutual Investment Partners prior to the time of investment that the dealer waives the payments otherwise payable to the dealer, the 1.00% CDSC will be waived.  CDSCs on Class A shares may be waived in additional circumstances.  Please see the Funds’ prospectuses and SAIs for additional information.

The following tables compare the initial sales charge schedules of the Old Mutual Funds and the Acquiring Funds.  Shareholders of the Barrow Hanley Core Fund will not receive Class A shares of the Touchstone Total Return Bond Fund in the Reorganization and therefore, the initial sales charge schedules are not shown for the Barrow Hanley Core Bond Fund and the corresponding Acquiring Fund.  You will not pay an initial sales charge and you will not be charged a CDSC of 1.00% (if applicable) on Acquiring Fund shares that you receive in connection with the Reorganization.  However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

Dwight Intermediate Fixed Income Fund		Touchstone Core Bond Fund (Acquiring Fund)
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $50,000	4.75%	Less than $50,000	4.75%
$50,000 but less than $100,000	4.25	$50,000 but less than $100,000	4.50
$100,000 but less than $250,000	3.50	$100,000 but less than $250,000	3.50
$250,000 but less than $500,000	2.50	$250,000 but less than $500,000	2.95
$500,000 but less than $1,000,000	2.00	$500,000 but less than $1,000,000	2.25
$1,000,000 or more	0.00	$1,000,000 or more	0.00

Dwight Short Term Fixed Income Fund		Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $50,000	3.00%	Less than $50,000	2.00%
$50,000 but less than $100,000	2.75	$50,000 but less than $100,000	1.50
$100,000 but less than $250,000	2.25	$100,000 but less than $250,000	1.00
$250,000 but less than $500,000	2.00	$250,000 but less than $500,000	0.50
$500,000 but less than $1,000,000	1.75	$500,000 or more	0.00
$1,000,000 or more	0.00

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Reductions or Waivers of Initial Sales Charges

The Old Mutual Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances.  Although the Funds have similar policies, it is possible that Old Mutual Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds.  The prospectuses of the Old Mutual Funds that you own include information on purchasing Class A shares of your Old Mutual Funds with a reduced initial sales charge or without an initial sales charge.  The enclosed Acquiring Fund prospectus includes information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the Old Mutual Funds which you own. Please also see the Acquiring Funds SAIs for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge.

Contingent Deferred Sales Charges, Reductions and Waivers.

Class C Shares

You can buy Class C shares of the Old Mutual Funds and Class C shares of the Acquiring Funds at the offering price, which is the NAV, without an initial sales charge.  The CDSCs for Class C shares of an Old Mutual Fund and the corresponding Class C shares of each Acquiring Fund are identical.  If you sell (redeem) your Class C shares within one year of purchase, you will have to pay a CDSC of 1.00% based on the lesser of your shares’ NAV at the time of their original purchase or current market value, net of reinvested dividends and capital gain distributions.  Class C shares of the Old Mutual Funds and the Acquiring Funds are generally not available for purchases of $1 million or more.  In determining whether to charge a CDSC, Class C shares of both the Old Mutual Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase.  If you own Class C shares of an Old Mutual Fund, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C Old Mutual Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such shares.

CDSC Waivers for Class C Shares

You may qualify for a CDSC waiver.  Please see the Old Mutual Funds’ prospectuses and SAIs for information on the Old Mutual Funds’ Class C shares CDSC waivers.

Class C shares of the Acquiring Funds that are otherwise subject to a CDSC will not be charged a CDSC in the following circumstances:

The redemption is due to the death or post-purchase disability of a shareholder;

The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value;

The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution; or

The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 ½.

           Class C shares of the Old Mutual Funds and the Acquiring Funds acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Class Y, Class Z and Institutional Class Shares

Class Z and Institutional Class shares of the Old Mutual Funds are not subject to a CDSC.  Class Y and Institutional Class shares of the Acquiring Funds are not subject to a CDSC.

 Comparison of Purchase Procedures

The Old Mutual Funds and the Acquiring Funds each offer shares through their respective distributor on a continuous basis.  The purchase price of each share of the Old Mutual Funds and the Acquiring Funds is the NAV next determined after the order is received in good order by the Old Mutual Fund or Acquiring Fund or their respective agent.

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Old Mutual Funds.  Class A and Class C shares of the Old Mutual Funds may be purchased through authorized broker-dealers or other financial intermediaries.  Class Z shares of the Old Mutual Funds generally may only be purchased through certain authorized financial services firms.  Class Z shares of the Old Mutual Funds are not available to shareholders by direct purchase through the Funds’ transfer agent, with limited exceptions outlined in the Old Mutual Funds’ prospectuses.  Institutional Class shares of the Old Mutual Funds may be purchased through financial institutions authorized to sell shares of the Funds or through the Funds’ transfer agent.

Acquiring Funds. Class A and Class C shares of the Acquiring Funds may be purchased directly from Touchstone Securities or through an authorized financial advisor.  Class Y shares of the Acquiring Funds may only be purchased through authorized financial institutions or other financial intermediaries with appropriate selling agreements in place with Touchstone Securities.  Institutional Class shares of the Acquiring Funds may be purchased directly from Touchstone Securities or through an authorized financial institution.

Investment Minimums.  The Old Mutual Funds and the Acquiring Funds have established minimum investment amounts.  The investment minimums required to purchase Class A, Class C, Class Y and Institutional Class shares of the Acquiring Funds will be waived in connection with the Reorganizations for any Old Mutual Fund shareholder whose account balance is less than the required minimum.  The following chart shows the investment minimums for the Old Mutual Funds and Acquiring Funds:

Old Mutual Funds Class A and Class C Shares			Acquiring Funds Class A and Class C Shares
	Initial Investment	Additional Investment		Initial Investment	Additional Investment
Regular Accounts	$2,500	No minimum	Regular Accounts	$2,500	$50
Uniform Gifts/Transfer to Minor Accounts	$500	No minimum	Uniform Gifts/Transfer to Minor Accounts	$1,000	$50
Traditional IRAs	$2,000	No minimum	Retirement Accounts	$1,000	$50
Roth IRAs	$2,000	No minimum	Automatic Investment Plans	$100	$50
Coverdell Education Savings Accounts	$500	No minimum
Systematic Investment Plans I (“SIP I”)1	$500	$25
Systematic Investment Plans II (“SIP II”)2	No minimum	$50

Old Mutual Funds Class Z Shares			Acquiring Funds Class Y Shares
	Initial Investment	Additional Investment		Initial Investment	Additional Investment
Regular Accounts	$2,500	No minimum	Regular Accounts	$2,500	$50
Uniform Gifts/Transfer to Minor Accounts	$500	No minimum	Uniform Gifts/Transfer to Minor Accounts	$1,000	$50
Traditional IRAs	$2,000	No minimum	Retirement Accounts	$1,000	$50
Roth IRAs	$2,000	No minimum	Automatic Investment Plans	$100	$50
Coverdell Education Savings Accounts	$500	No minimum
Systematic Investment Plans I (“SIP I”) 1	$500	$25
Systematic Investment Plans II (“SIP II”) 2	No minimum	$50

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Old Mutual Funds Institutional Class		Acquiring Funds Institutional Class
Initial Investment	Additional Investment	Initial Investment	Additional Investment
$1 million 3, 4	No minimum	$500,000	$50
________________

1	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

2	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

3
Eligible investors may purchase Institutional Class shares of an Old Mutual Fund with a minimum initial investment of $100,000 in a Fund, provided they sign a Letter of Intent committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  If an eligible investor does not invest at least $1 million in the Fund within twelve months, the Fund may convert the investor’s Institutional Class shares to Class Z shares, if available, or if Class Z shares are not available for the Fund, Class A shares.

4	Registered investment companies advised by Old Mutual are not subject to the Old Mutual Funds’ Institutional Class investment minimums.

Additional information regarding the purchase procedures of the Old Mutual Funds and the Acquiring Funds is available in their respective prospectuses.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

 Comparison of Redemption Procedures

Shareholders of the Old Mutual Funds may redeem shares by contacting the broker-dealer or other financial institution at which the shareholder maintains an account.  Shareholders of Old Mutual Funds may redeem shares by telephone, by mail, by wire, by ACH, through a systematic withdrawal plan, or via the Internet.   Shareholders of the Acquiring Funds may redeem their shares through Touchstone Securities by telephone, by mail, by wire or through a systematic withdrawal plan.  Alternatively, shareholders of the Acquiring Funds may redeem their shares through their financial advisor, financial institution or authorized processing organization.

Generally, both the Old Mutual Funds and the Acquiring Funds forward redemption proceeds as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check or by ACH, as applicable, will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

The Old Mutual Funds may impose an annual $12.00 minimum account balance charge if the value of a shareholder’s account drops below $1,000. This fee does not apply to systematic investment plans or shareholders who consent to receive account statements and regulatory filings electronically. The shareholder will be allowed at least 60 days, after notice from the Old Mutual Funds, to make an additional investment to bring the account value up to at least $1,000 before the annual $12.00 minimum account fee is charged. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to at least $1,000. For non-retirement accounts, if the value of a shareholder’s investment in a Fund falls below $500, the Old Mutual Funds may redeem the shares in the account and mail the proceeds to the shareholder. The shareholder will be provided 60 days’ prior notice of such redemption; the shares will not be redeemed if the shareholder purchases additional shares during the notice period to bring the account balance to at least $500.

For shares of the Acquiring Funds held directly through Touchstone Securities, if a shareholder’s balance falls below the minimum amount required for the account, based on actual amounts invested (as opposed to a reduction from market changes), the account may be subject to an annual account maintenance fee or Touchstone Securities may sell the shares in the account and send the proceeds to the shareholder.  This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act. Touchstone Securities will notify a shareholder if shares are about to be sold and the shareholder will have 30 days to increase the account balance to the minimum amount.

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Redemption Fees. The Old Mutual Funds charge a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming or exchanging shares within ten days of purchase.  In determining how long shares of a Fund have been held, Old Mutual assumes that shares held by the investor for the longest period of time will be sold first.  The stated purpose of the redemption fee is to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.  For certain transactions listed in the Old Mutual Funds’ prospectuses the redemption fee is waived.  The Fund will retain the redemption fee for the benefit of non-redeeming shareholders.  The Acquiring Funds, in contrast, do not charge similar redemption or exchange fee.

Additional information relating to redemption fees of the Old Mutual Funds is available in their respective prospectuses.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses.

 Comparison of Exchange Privileges

Old Mutual Funds Exchange Privileges.

Shares of an Old Mutual Fund may generally be exchanged for shares of the same class of other Old Mutual Funds that offer such class of shares.  In addition, Class Z shares of an Old Mutual Fund may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.  Class A shares, purchased at NAV, may be exchanged for Class Z shares of the same Fund, subject to the investment qualifications and minimums of Class Z shares.  Generally, a shareholder will not pay an initial sales charge upon the exchange of Class A shares.  However, the shareholder may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which the shareholder is exchanging.  If a shareholder exchanges into an Old Mutual Fund whose shares are subject to a CDSC, the Fund will calculate the holding period on the date of the shareholder’s original purchase and not the date of exchange.  The minimum investment requirements and redemption fees, as stated above, also apply to exchanges.   To deter excessive short term trading activity by shareholders of an Old Mutual Fund, shareholders of the Old Mutual Funds are generally limited to four exchanges out of an Old Mutual Fund per calendar year.  The Funds’ exchange limits and excessive trading policies do not apply to certain transactions.  The Old Mutual Funds reserve the right to reject or limit any order to purchase shares through exchange when they believe it is in the best interests of such Fund.  A further description of the Old Mutual Funds’ policies related to deterring excessive short-term trading activity can be found in their respective prospectuses.

Shareholders of an Old Mutual Fund seeking to exchange their shares are subject to the exchange policies of the Old Mutual Fund into which they are seeking to exchange.  In addition, the Fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. Additional information regarding the Old Mutual Funds, including their exchange privileges, is available in their respective prospectuses.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Acquiring Fund Exchange Privileges.

All share classes of the Touchstone Ultra Short Duration Fixed Income Fund are prohibited from exchanging into any other Touchstone Fund. Other Touchstone Funds may be exchanged into the Ultra Short Duration Income Fund pursuant to the exchange rules outlined below. Class Y shares and Institutional shares of the Touchstone Ultra Short Duration Fixed Income Fund are not exchangeable, however, these Touchstone share classes do not charge front-end sales loads or CDSCs and may be purchased and sold at NAV. Class A and Class C shares of the Touchstone Core Bond Fund may be exchanged into the same class of another Touchstone Fund and may be exchanged into any Touchstone money market fund, except the Touchstone Institutional Money Market Fund and the Touchstone Ohio Tax-Free Money Market Fund Institutional Class. Class A shares of the Touchstone Core Bond Fund may be exchanged into Class A shares at NAV. Class Y shares of the Touchstone Core Bond Fund and Institutional Class shares of the Touchstone Core Bond Fund and Touchstone Total Return Bond Fund are exchangeable with other Class Y and Institutional Class shares, respectively, as long as investment minimums and the proper selling agreement requirements are met. No exchange fees will be charged upon an exchange between Touchstone Funds.

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Shares otherwise subject to a CDSC will not be charged a CDSC in the exchange.  However, when a shareholder redeems the shares acquired through an exchange, the shares redeemed may be subject to a CDSC, depending on when the shareholder originally purchased the exchanged shares.  For purposes of computing a CDSC, the length of time the shareholder has owned the shares will be measured from the date of original purchase and will not be affected by any exchange.  If a shareholder exchanges Class C shares for Class A shares of any Touchstone money market fund, the amount of time the shareholder held shares of the money market fund will not be added to the holding period of the original shares for the purpose of calculating the CDSC, if the exchanged shares are later redeemed.  However, if the shareholder exchanges back into the original Class C shares, the prior holding period of the Class C shares will be added to the shareholder’s current holding period of Class C shares in calculating the CDSC.

If a shareholder purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and the shareholder exchanges all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time the shareholder held shares of the money market fund will not be added to the holding period of the original shares for the purpose of calculating the CDSC, if the shareholder later redeems the exchanged shares. However if the shares are exchanged back into Class A shares, the prior holding period of the Class A shares will be added to the shareholder’s current holding period of Class A shares in calculating the CDSC.

To deter excessive short term trading activity by shareholders of an Acquiring Fund, the Acquiring Funds may restrict or suspend a shareholder’s exchange privileges if the shareholder has: (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or (ii) made more than 2 "round-trip" exchanges within a rolling 90 day period.  The Acquiring Funds reserve the right to reject or limit any order to purchase shares through exchange when they believe it is in the best interests of such Fund.  A further description of the Acquiring Funds’ policies related to deterring excessive short-term trading activity can be found in their respective prospectuses.

Shareholders of an Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the Acquiring Fund into which they are seeking to exchange.  In addition, the Fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. Additional information regarding the Acquiring Funds, including their exchange privileges, is available in their respective prospectuses.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

 Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies.   Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.  The table below outlines when dividends, if any, are declared and paid by each Fund:

Acquiring Funds	Dividends Declared/ Dividends Paid	Old Mutual Funds	Dividends Declared/ Dividends Paid
Touchstone Total Return Bond Fund	Monthly/Monthly	Old Mutual Barrow Hanley Core Bond Fund	Daily/Monthly
Touchstone Core Bond Fund	Monthly/Monthly	Old Mutual Dwight Intermediate Fixed Income Fund	Daily/Monthly
Touchstone Ultra Short Duration Fixed Income Fund	Daily/Monthly	Old Mutual Dwight Short Term Fixed Income Fund	Daily/Monthly

Each Fund makes distributions from its net realized capital gains at least annually, if available. Additional information regarding the dividend and distribution policies of the Old Mutual Funds and the Acquiring Funds is available in their respective prospectuses.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses.

Fiscal Years.  The fiscal year end of each Old Mutual Fund is March 31 and the fiscal year end of each Acquiring Fund is September 30.  As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses at a different time of the year than the Old Mutual Funds delivered this information.

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 Comparison of Business Structures, Shareholder Rights and Applicable Law

The following is a discussion of certain important provisions of the governing instruments and governing laws of each Old Mutual Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both an Old Mutual Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both an Old Mutual Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive its pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of an Old Mutual Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law.  Each Fund is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, both as amended, restated or supplemented from time to time, and its business and affairs are managed under the supervision of its Board of Trustees.  Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.  The following chart compares the organizational structure of each Old Mutual Fund and the corresponding Acquiring Fund.

Old Mutual Funds	Organizational Structure	Acquiring Funds	Organizational Structure
Barrow Hanley Core Bond Fund	The Fund is a series of Old Mutual Funds II, a Delaware statutory trust.	Touchstone Total Return Bond Fund	The Fund is a series of Touchstone Funds Group Trust, a Delaware statutory trust.
Dwight Intermediate Fixed Income Fund	The Fund is a series of Old Mutual Funds II, a Delaware statutory trust.	Touchstone Core Bond Fund	The Fund is a series of Touchstone Investment Trust, a Massachusetts business trust.
Dwight Short Term Fixed Income Fund	The Fund is a series of Old Mutual Funds II, a Delaware statutory trust.	Touchstone Ultra Short Duration Fixed Income Fund	The Fund is a series of Touchstone Funds Group Trust, a Delaware statutory trust.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Old Mutual Funds, the Touchstone Total Return Bond Fund and the Touchstone Ultra Short Duration Fund are not required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act, or their respective Declarations or By-Laws. The Touchstone Core Bond Fund is also not required to hold an annual shareholders’ meeting under its governing instruments.

The governing instruments of the Old Mutual Funds generally provide that special meetings of shareholders may be called for any purpose at any time by a majority of the Trustees. The governing instruments of the Touchstone Total Return Bond Fund and the Touchstone Ultra Short Duration Fund generally provide that a meeting of shareholders may be called at any time by the Board, the Chair of the Board, or by the President. The governing instruments of the Touchstone Core Bond Fund generally provide that a meeting of shareholders may be called from time to time by the Trustees. All of the Acquiring Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the request of shareholders owning at least 10% of the outstanding shares entitled to vote.  For the Touchstone Core Bond Fund, a special meeting may be called for any other purpose requiring action by the shareholders upon the written request of shareholders owning at least 25% of the outstanding shares entitled to vote if the Trustees fail to call or give notice of the meeting request by such shareholder within 30 days after receiving such request.

Submission of Shareholder Proposals.  The Acquiring Funds do not have provisions in their governing instruments requiring that a shareholder provide notice to the Acquiring Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Funds, require that certain conditions be met to present any proposals at shareholder meetings, as described below under “Shareholder Proposals.” The By-Laws of the Old Mutual Funds require that certain conditions be met to present any shareholder proposals at a meeting of shareholders, including that notice be given to the Fund in advance of the shareholder meeting.

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Quorum.  For each Old Mutual Fund, a quorum will exist if shareholders of one-third of the outstanding shares entitled to vote of each Fund are present at the meeting in person or by proxy.  For the Touchstone Core Bond Fund, a quorum will exist if shareholders of a majority of the outstanding shares entitled to vote are present at the meeting in person or by proxy. For the Touchstone Total Return Bond Fund and the Touchstone Ultra Short Duration Fund, a quorum will exist if shareholders of forty percent of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes.   The governing instruments of the Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold.  The governing instruments of the Old Mutual Funds provide that each shareholder is entitled to one vote for each dollar (and each fractional dollar thereof) of NAV for each share that they hold. Neither the Old Mutual Funds’ governing instruments nor the Acquiring Funds’ governing instruments provide for cumulative voting.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter.  For  matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.  If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Directors/Trustees.  The shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  For all Funds, any trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust.

Amendment of Governing Instruments.  Generally, the Trustees of each Fund have the right to amend, from time to time, the Declaration and By-Laws for the Funds. For the Touchstone Total Return Bond Fund and the Touchstone Ultra Short Duration Fund, shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote. Shareholders of the Old Mutual Funds have the right to vote on any amendments to the Declaration that would amend their voting powers. Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.  In addition, shareholders of the Old Mutual Funds also have the right to vote on any amendments to the Declaration that would reduce their rights to indemnification as shareholders. Any such amendment requires the vote of two-thirds of the outstanding shares entitled to vote. For the Touchstone Core Bond Fund, any amendments to the Declaration must be approved by shareholders (other than certain amendments to establish and designate a new series and certain other changes, including curing inconsistencies within the governing instruments or with applicable law). Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.  In addition, any amendments to the Declaration of the Touchstone Core Bond Fund that would repeal the limitations on personal liability of any shareholder or Trustee require the express consent of each shareholder or Trustee involved.

Mergers and Reorganizations.  The governing instruments of the Old Mutual Funds provide that a merger, consolidation or other reorganization of such Old Mutual Funds (other than primarily for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares cast. The Declaration of the Touchstone Total Return Bond Fund and the Touchstone Ultra Short Duration Fund provides that a merger, consolidation or other reorganization of such Funds require the approval of the holders of not less than a majority of the outstanding shares of a Fund. The Declaration of the Touchstone Core Bond Fund provides that any merger, consolidation or other reorganization of the Touchstone Core Bond Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act.  Any such shareholder approval requires the approval of the holders of not less than a majority of the outstanding shares of such Fund.

Liquidation of a Fund.  The governing instruments of the Old Mutual Funds provide that a liquidation of such Old Mutual Funds (other than primarily for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares cast when there are more than 100 shareholders. The governing instruments of the Touchstone Total Return Bond Fund and the Touchstone Ultra Short Duration Fund provide that the Trustees may liquidate the Funds by written notice to the shareholder of such Funds. The Touchstone Core Bond Fund may be liquidated by the Trustees, subject to the approval of a majority of the outstanding voting securities as defined in the 1940 Act.

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Indemnification.                                The governing instruments of the Old Mutual Funds generally require the Funds to indemnify each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses incurred by such Covered Person in connection with any proceeding to which such person is made a party or is threatened to be made a party by reason  of the fact that such person is a Covered Person, except with respect to any matter to which it has been determined that (i) such Covered Person did not act in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the applicable Old Mutual Fund; (ii) the liability arose from such Covered Person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”); or (iii) for a criminal proceeding, such Covered Person had reasonable cause to believe that his or her conduct was unlawful.

The Declarations of the Acquiring Funds generally provide for the indemnification of each of their Trustees and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Acquiring Fund, except with respect to any matter arising from his or her own Disqualifying Conduct.  Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

 Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement.  Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit E to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Old Mutual Fund approve the Agreement and other closing conditions are satisfied, the assets of the Old Mutual Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the stated liabilities of the Old Mutual Fund and delivery by the Acquiring Fund to the holders of the issued and outstanding shares of the Old Mutual Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV equal to the value of the net assets of the Old Mutual Fund so transferred, all determined and adjusted as provided in the Agreement.  The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Old Mutual Fund immediately prior to the Reorganization (although the number of shares and the NAV per share may differ).

The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of Old Mutual Fund shares that you hold.  The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Old Mutual Funds are described on Exhibit A of this Joint Proxy Statement/Prospectus.

Each Old Mutual Fund and Acquiring Fund has made representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur in the second quarter of 2012.  The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.  As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Old Mutual Funds have not approved their respective Reorganizations at the time of the closing of the Transaction.  In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time.

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus.  Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Old Mutual Fund will be cancelled in accordance with its governing documents and applicable law.

One of the principal conditions to Closing is that the Transaction has been consummated.  The Transaction is governed by a separate transaction agreement, which requires a certain number of Old Mutual Funds and other funds on the Old Mutual fund platform (collectively, the “Transferring Old Mutual Funds”) approve the reorganization onto the Touchstone mutual fund platform and that the aggregate assets of the Transferring Old Mutual Funds equal or exceed a specified minimum amount.  If both conditions are not met, then Touchstone is not obligated to close the Transaction, in which case none of the Reorganizations would be consummated. In this event, the Old Mutual Fund Board will consider other possible courses of action for the Old Mutual Funds.

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The obligations of each Acquiring Fund and Old Mutual Fund are subject to other conditions, including the following conditions:

•
Acquiring Fund Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”) shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the Old Mutual Fund shall have approved the Agreement;

•	the Acquiring Fund and Old Mutual Fund have each delivered an officer’s certificate certifying that all representations and warranties set forth in the Agreement have been satisfied; and

•
the Acquiring Fund and Old Mutual Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Old Mutual Fund or its shareholders or the Acquiring Fund.

If shareholders of an Old Mutual Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Old Mutual Fund Board will consider what additional action to take.  Old Mutual has stated that it does not intend to remain in the mutual fund asset management business in the long-term, so the Old Mutual Fund Board would need to seek a new investment adviser for the Old Mutual Fund, unless the Fund was otherwise reorganized, merged or liquidated.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before June 29, 2012 or if one or more of the parties shall have materially breached its obligations under the Agreement.  The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Touchstone and Old Mutual have made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services).  No such compensation arrangements are contemplated in the Transaction. Touchstone and Old Mutual have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser.  The Acquiring Fund Board of Trustees currently satisfies such 75% requirement. Touchstone has agreed with Old Mutual to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

 Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization, including any investment in the shares, that are applicable to you as an Old Mutual Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local or foreign tax consequences of the Reorganizations.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of Old Mutual Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Old Mutual Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Acquired Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

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Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganizations, each of the Old Mutual Funds and the Acquiring Funds will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:

1.  The acquisition by the Acquiring Fund of substantially all of the assets of the Old Mutual Fund solely in exchange for the Acquiring Fund’s assumption of certain of the liabilities of the Old Mutual Fund and issuance of the Acquiring Fund shares, followed by the distribution of such Acquiring Fund shares to the shareholders of the Old Mutual Fund in exchange for their Old Mutual Fund shares, all as provided in the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Old Mutual Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

2  Under Code Section 361, no gain or loss will be recognized by the Old Mutual Fund (i) upon the transfer of substantially all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the identified liabilities, as defined in the Agreement, of the Old Mutual Fund or (ii) upon the distribution of the Acquiring Fund shares by the Old Mutual Fund to its shareholders in liquidation, as contemplated in the Agreement.

3  Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Old Mutual Fund solely in exchange for the assumption of certain of the liabilities of the Old Mutual Fund and issuance of the Acquiring Fund shares as contemplated in the Agreement.

4.  Under Code Section 362(b), the tax basis of the assets of the Old Mutual Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Old Mutual Fund immediately prior to the Reorganization.

5.  Under Code Section 1223(2), the holding periods of the assets of the Old Mutual Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Old Mutual Fund.

6.  Under Code Section 354, no gain or loss will be recognized by the Old Mutual Fund shareholders upon the exchange of all of their Old Mutual Fund shares for the Acquiring Fund shares in the Reorganization.

7.  Under Code Section 358, the aggregate tax basis of the Acquiring Fund shares to be received by each Old Mutual Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Old Mutual Fund shares exchanged therefor.

8.  Under Code Section 1223(1), an Old Mutual Fund shareholder’s holding period for the Acquiring Fund shares to be received will include the period during which the Old Mutual Fund shares exchanged therefor were held, provided that the shareholder held the Old Mutual Fund shares as a capital asset on the date of the Reorganization.

Pepper Hamilton LLP will express no opinion as to (1) the effect of the Reorganization on (A) the Old Mutual Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Old Mutual Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Old Mutual Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the applicable Old Mutual Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the Old Mutual Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Old Mutual Fund shares and the fair market value of the shares of the Acquiring Fund it receives.  The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

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Prior to the Reorganization, each Old Mutual Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders substantially all of the Old Mutual Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, through the Reorganization.  Such distributions will represent ordinary income or, to the extent the Old Mutual Fund’s net long-term capital gains exceed its capital loss carryforwards, capital gain distributions to its shareholders.  Even if reinvested in additional shares of the distributed Old Mutual Fund, which would be exchanged for shares of the corresponding Acquiring Fund in the Reorganization, such distributions will be taxable at the rates applicable to ordinary income and capital gain distributions, respectively.

If portfolio assets of the Old Mutual Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Old Mutual Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis will be distributed to the Old Mutual Fund’s shareholders as capital gains (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses realized during taxable years beginning on or before December 22, 2010, for a period of up to eight taxable years, and, for net capital losses realized during taxable years beginning after December 22, 2010, for an unlimited number of taxable years.  A regulated investment company must use capital loss carryforwards generated in taxable years beginning after December 22, 2010 to offset gains arising in taxable years beginning after this date before capital losses carried forward from years beginning prior to this date are used.  The Reorganizations will cause the tax years of the Old Mutual Funds to close, resulting in an earlier expiration of the capital loss carryforwards of Old Mutual Funds than would otherwise occur and could also result in a capital loss for the taxable year ending on the Closing Date.  In addition, the Reorganization involving the Dwight Short Term Fixed Income Fund is expected to result in a limitation on the ability of the Acquiring Fund to use the capital loss carryforwards of the Dwight Short Term Fixed Income Fund and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized.  These limitations are imposed on an annual basis.  Capital loss carryforwards in excess of the annual limitation may be carried forward, subject to the overall eight-year limitation for capital loss carryforwards attributable to net capital losses realized in taxable years beginning before December 22, 2010.  The annual Section 382 limitation for periods following the Reorganization generally will equal the product of the net assets of the Dwight Short Term Fixed Income Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the IRS, in effect at the time of the Reorganization.  As of October 2011, the long-term tax-exempt rate is 3.82%.  However, no assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Reorganizations.  In certain instances, under Section 384 of the Code, the Acquiring Funds will be prohibited from using the corresponding Old Mutual Fund’s loss carryforwards and unrealized losses against the unrealized gains of the corresponding Acquiring Fund at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization.  The ability of each of the Acquiring Funds to absorb the corresponding Old Mutual Fund’s losses in the future depends upon a variety of factors that cannot be known in advance.

In general, the limitation under Section 382 will apply to capital loss carryforwards and unrealized losses of an Old Mutual Fund when its shareholders will hold less than 50% of the outstanding shares of the corresponding Acquiring Fund immediately following the Reorganization.  Accordingly, it is expected that the limitation will apply to any losses of the Dwight Short Term Fixed Income Fund.  As of March 31, 2011, for U.S. federal income tax purposes the Dwight Short Term Fixed Income Fund had capital loss carryforwards of $903,000 and net unrealized gain.  The other Old Mutual Funds did not have capital loss carryforwards as of March 31, 2011.  These figures are likely to change by the date of the Reorganizations, and do not reflect the impact of the Reorganizations, including, in particular, the application of the loss limitation rules discussed herein.

Old Mutual Fund shareholders will benefit from any capital loss carryforwards of the corresponding Acquiring Fund.  An Acquiring Fund’s ability to use its own capital loss carryforwards and unrealized losses, once realized, may be subject to an annual limitation under Section 382 of the Code as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward.  The limitation generally equals the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the long-term tax-exempt rate in effect at such time.  The ability of the Acquiring Funds to absorb losses in the future depends upon a variety of factors that cannot be known in advance.  In general, the limitation under Section 382 will apply to an Acquiring Fund when its shareholders will hold less than 50% of its outstanding shares immediately following the Reorganization.  Accordingly, it is expected that the limitation will apply to any losses of the Touchstone Total Return Bond Fund and the Touchstone Core Bond Fund.

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As of September 30, 2010, for U.S. federal income tax purposes the Touchstone Total Return Bond Fund had no capital loss carryforwards and net unrealized gain and the Touchstone Core Bond Fund had $700,610 of capital loss carryforwards and net unrealized losses.  These figures are likely to change by the date of the Reorganizations, and do not reflect the impact of the Reorganizations, including, in particular, the application of the loss limitation rules discussed herein.

In addition to the other limitations on the use of losses, under Section 381 of the Code, for the taxable year of the Reorganizations, only that percentage of an Acquiring Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) equal to the percentage of its year that remains following a Reorganization can be reduced by the corresponding Old Mutual Fund’s capital loss carryforwards (as otherwise limited under Sections 382 and 384 of the Code, as described above).

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization.

You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances including the applicability and effect of possible changes in any applicable tax laws.

BOARD CONSIDERATIONS

At multiple in-person and telephonic meetings held throughout 2011, the Old Mutual Fund Board discussed and ultimately approved the Reorganizations.  At these meetings, the Old Mutual Fund Board considered information provided by Old Mutual and Touchstone regarding, among other things: Touchstone’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management oversight and compliance practices and capabilities; and legal and regulatory matters.  The Old Mutual Fund Board also considered the investment capabilities of Fort Washington and EARNEST and their portfolio management teams that would sub-advise the Acquiring Funds, including the investment teams’ background, experience and performance record on similar products.  Emphasis during these meetings focused on Touchstone being a complementary investment adviser that utilizes a manager of managers structure to employ institutional quality investment talent for its funds.  The parties discussed Touchstone’s financial resources as an affiliate of a large financial services company and its depth in resources, diversification of products, distribution strategy and capabilities, performance and experience.

The parties discussed the benefits of aligning the Old Mutual Funds together with other funds currently advised by Touchstone towards using a single, common operating platform. The Old Mutual Fund Board considered that as part of the Reorganizations, Touchstone and its affiliates would provide Old Mutual Fund shareholders with administrative and client servicing services that are currently provided by Old Mutual and its affiliates.

The parties discussed the challenges of moving the Old Mutual Funds on to the Touchstone operating platform, with particular emphasis on ensuring that portfolio management operations properly migrate to Touchstone as part of the Reorganizations, to ensure uninterrupted services for shareholders and the opportunity for the Old Mutual Funds to potentially recognize savings from economies of scale when such savings occur.  The Board discussed with Old Mutual and Touchstone the Reorganization and its foreseeable short- and long-term effects on the Old Mutual Fund shareholders.

The members of the Old Mutual Fund Board who are not “interested persons” of the Old Mutual Funds, as that term is defined in the 1940 Act, conferred separately with their independent counsel about the Transaction on multiple occasions during the meetings held throughout the year.  The Old Mutual Fund Board also received detailed information about alternative reorganization proposals received by Old Mutual, with the assistance of a prominent investment banking firm, during its search for a strategic partner.   The Old Mutual Fund Board was advised by an independent consultant hired specifically to evaluate the proposals received by Old Mutual, including the proposal from Touchstone.

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Old Mutual and Old Mutual (US) Holdings Inc. agreed to indemnify the independent Trustees of the Old Mutual Funds for any losses arising from the Reorganizations and the termination of the investment advisory agreements with respect to each Old Mutual Fund, except to the extent either a) the Trustee has acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Old Mutual Trust, or b) in the case of a criminal proceeding, that he had a reasonable cause to believe that his conduct was unlawful.

In connection with the Board’s review of the Transaction, Old Mutual and Touchstone advised the Board about a variety of matters, including, but not limited to:

(1) the reputation, financial strength and resources of Touchstone and its parent company, the Western-Southern Mutual Holding Company (the “Western & Southern Mutual Holding Company”), one of the eight highest rated insurance groups in the world;

(2) the generally similar investment objectives, principal investment strategies and risks of each Old Mutual Fund and its corresponding Acquiring Fund;

(3) the investment capabilities and performance track record of the sub-adviser and portfolio managers of each Acquiring Fund;

(4) that the advisory fees charged by each Acquiring Fund except the Acquiring Fund that corresponds to the Old Mutual Intermediate Fixed Income Fund are lower than the advisory fees charged by the corresponding Old Mutual Funds at current asset levels;

(5) Touchstone will provide a two-year contractual expense limitation that will limit the total annual fund operating expenses of each Acquiring Fund to an amount no greater than the expense limitation in place for the corresponding Old Mutual Fund prior to the Transaction;

(6) Touchstone’s distribution capabilities, which may contribute to increased assets levels and economies of scale;

(7) the transition from the Old Mutual Funds’ current service providers to post-Reorganization service providers will not have any foreseeable adverse effect on shareholders;

(8) Old Mutual and Touchstone or their affiliates will pay all expenses of the Old Mutual Funds in connection with the Reorganization;

(9) the Reorganizations are intended to be tax-free transactions for federal income tax purposes; and

(10) Touchstone and Old Mutual have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

In its deliberations, the Old Mutual Fund Board considered all information it received, as described above, as well as advice and analysis from its counsel. The Old Mutual Fund Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each Old Mutual Fund and their respective shareholders.  The Old Mutual Fund Board concluded, based on all of the information presented, that the Reorganizations were in the best interests of the Old Mutual Funds and that shareholders will not be diluted as a result thereof and to recommend that Old Mutual Fund shareholders approve the Reorganizations.

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND OLD MUTUAL FUNDS

 Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference:  (i) see “The Funds’ Management” for more information about the management of the Acquiring Fund; (ii) see “Choosing a Class of Shares” for more information about the shares classes, including eligibility requirements and sales charges, offered by the Acquiring Fund; (iii) see “Distribution Arrangements” with respect to the Touchstone Total Return Bond Fund and the Touchstone Core Bond Fund and see “Distribution and Shareholder Servicing Arrangements” with respect to the Ultra Short Duration Fixed Income Fund for more information about the distribution arrangements of the Acquiring Fund; (iv) see “Investing with Touchstone” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund; (v) see “Distributions and Taxes” for more information about the Acquiring Fund’s policy with respect to dividends and distributions and the tax consequences to shareholders of various transactions in shares of the Acquiring Fund; and (vi) see “Financial Highlights” for more information about the financial performance of the Touchstone Total Return Fund.  For more information about the financial performance of the Touchstone Core Bond Fund and the Touchstone Ultra Short Duration Fixed Income Fund, see Exhibit F of this Joint Proxy Statement/Prospectus.

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For more information with respect to each Old Mutual Fund concerning the following topics, please refer to the following sections of the Old Mutual Fund prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference:  (i) see “Fund Summaries” for more information about the performance of the Old Mutual Fund; (ii) see “The Investment Adviser and Sub-Advisers” for more information about the management of the Old Mutual Fund; (iii) see “About Your Investment – Your Share Price” for more information about the pricing of shares of the Old Mutual Fund; (iv) see “Distributions and Taxes” for more information about the Fund’s dividends and distributions policy and the tax consequences to shareholders of various transactions in shares of the Old Mutual Fund; and (v) see “Financial Highlights” for more information about the Old Mutual Fund’s financial performance.

INFORMATION ON VOTING

 Voting Process

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Old Mutual Fund Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting.  Old Mutual Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares.  Instead, you may simply complete, sign and return the enclosed proxy card, vote by telephone or vote through a website established for that purpose.

Shareholders of record of  the Old Mutual Funds as of the close of business on the Record Date are entitled to vote at the Meeting.  The number of outstanding shares of each class of the Old Mutual Funds on November 14, 2011 can be found at Exhibit B.  Each share held entitles a shareholder to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of NAV of shares held by the shareholder.

Your proxy will have the authority to vote and act on your behalf at the Meeting and any adjournment of the Meeting.  If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Old Mutual Funds in writing to the address of the Old Mutual Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy.  In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.  However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

 Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Old Mutual Fund.  With respect to each Reorganization, the presence in person or by proxy of one-third of the outstanding shares of the Old Mutual Fund entitled to vote at the Meeting will constitute a quorum.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization.  Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.  A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.  The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker non-votes.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum.  Except as noted below, if a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes.  The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

 Vote Necessary to Approve the Agreement

The Old Mutual Fund Board has unanimously approved each Reorganization, subject to shareholder approval.  For each Old Mutual Fund, when a quorum is present at the Meeting, the affirmative vote of shareholders that hold shares representing a majority of the voting power of the shares voted shall be necessary to approve the Reorganization.  Abstentions and broker non-votes are not considered votes “FOR” a Reorganization at the Meeting.  As a result, abstentions and broker non-votes have the same effect as a vote against a Reorganization because approval of a Reorganization requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Old Mutual Fund.

Prospectus - Table of Contents

 Proxy Solicitation

The Old Mutual Funds have engaged the services of Broadridge Financial Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting.  Solicitor’s fees and costs are expected to be approximately $33,000.  Proxies are expected to be solicited principally by mail, but the Old Mutual Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview.  Although Broadridge representatives are permitted to answer questions about the voting process and may read any recommendation set forth in this Joint Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote.  The Old Mutual Funds’ officers also may solicit proxies, but will not receive any additional or special compensation for any such solicitation.  Old Mutual and Touchstone or their affiliates will bear 100% of each Old Mutual Fund’s solicitation costs.

Under the agreement with Solicitor, Solicitor will be paid a project management fee as well as solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request.

 Other Matters

The officers of the Old Mutual Funds are not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus.  If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and NAV per share.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Old Mutual Fund.  The following tables are as of March 31, 2011 and assume that each Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

	Barrow Hanley Core Bond Fund	Touchstone Total Return Bond Fund	Pro Forma Adjustments1	Touchstone Total Return Bond Fund (pro forma)
Institutional Class net assets ($000)	$47,581	$21,979	-	$69,560
Institutional Class shares outstanding	4,566,763	2,141,622	69,4802	6,777,865
Institutional Class net asset value per share	$10.42	$10.26	-	$10.26

1.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.

2.
Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Barrow Hanley Core Bond Fund’s shareholder accounts based on the relative value of the Barrow Hanley Core Bond Fund’s and the Touchstone Total Return Bond Fund’s net asset value per share.

	Dwight Intermediate Fixed Income Fund	Touchstone Core Bond Fund	Pro Forma Adjustments1	Touchstone Core Bond Fund (pro forma)
Net assets (all classes)	$78,744	$46,868	-	$125,612
Class A net assets ($000)	$30,532	$40,553	-	$71,085
Class A shares outstanding	3,090,157	3,954,759	(112,592)2	6,932,324
Class A net asset value per share	$9.88	$10.25	-	$10.25
Class C net assets ($000)	$11,462	$6,315	-	$17,777
Class C shares outstanding	1,160,708	655,116	28,2872	1,844,111
Class C net asset value per share	$9.87	$9.64	-	$9.64
Class Y net assets ($000)	-	-	$22,9303	$22,930
Class Y shares outstanding	-	-	2,322,0783	2,322,078
Class Y net asset value per share	-	-	-	$9.87
Class Z net assets ($000)	$22,930	-	$(22,930)3	-
Class Z shares outstanding	2,322,078	-	(2,322,078)3	-
Class Z net asset value per share	$9.87	-	-	-
Institutional Class net assets ($000)	$13,820	-	-	$13,820
Institutional Class shares outstanding	1,397,971	-	-	1,397,971
Institutional Class net asset value per share	$9.89	-	-	$9.89

1.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.

2.
Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Dwight Intermediate Fixed Income Fund’s shareholder accounts based on the relative value of the Dwight Intermediate Fixed Income Fund’s and the Touchstone Core Bond Fund’s net asset value per share.

3.	Holders of the Dwight Intermediate Fixed Income Fund Class Z shares will receive Class Y shares of the Touchstone Core Bond Fund upon closing of the Reorganization.

Prospectus - Table of Contents

	Dwight Short Term Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund	Pro Forma Adjustments1	Touchstone Ultra Short Duration Fixed Income Fund (pro forma)
Net assets (all classes)	$162,608	$264,776	-	$400,608

Class A net assets ($000)	$8,906	-	-	$8,906
Class A shares outstanding	887,351	-	-	887,351
Class A net asset value per share	$10.04	-	-	$10.04
Class C net assets ($000)	$9,763	-	-	$9,763
Class C shares outstanding	973,081	-	-	973,081
Class C net asset value per share	$10.03	-	-	$10.03
Class Y net assets ($000)	-	-	$123,8412	$123,841
Class Y shares outstanding	-	-	12,336,9222	12,336,922
Class Y net asset value per share	-	-	-	$10.04
Class Z net assets ($000)	$123,841	-	$(123,841)2	-
Class Z shares outstanding	12,336,922	-	(12,336,922)2	-
Class Z net asset value per share	$10.04	-	-	-
Institutional Class net assets ($000)	$20,098	-	-	$20,098
Institutional Class shares outstanding	2,003,181	-	-	2,003,181
Institutional Class net asset value per share	$10.03	-	-	$10.03

1.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.

2.
The Touchstone Ultra Short Duration Fixed Income Fund has 27,545,358 Class Z shares outstanding as of March 31, 2011. However, holders of the Dwight Short Term Fixed Income Fund Class Z shares will receive Class Y shares of the Touchstone Ultra Short Duration Fixed Income Fund upon closing of the Reorganization.

OWNERSHIP OF SHARES

 Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of November 14, 2011, to the knowledge of each Old Mutual Fund, owned 5% or more of the outstanding shares of a class of such Old Mutual Fund can be found at Exhibit C.  A list of such information for each person who, as of November 14, 2011, to the knowledge of each Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Acquiring Fund can be found at Exhibit D.

 Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Old Mutual Funds by Old Mutual Funds’ Trustees and executive officers can be found at Exhibit C.  Such information for the Acquiring Funds can be found at Exhibit D.

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DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Old Mutual Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law.  Shareholders of the Old Mutual Funds, however, have the right to redeem their shares at NAV subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Old Mutual Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at NAV subject to applicable CDSCs and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of an Old Mutual Fund hereafter called should send the proposal to the Old Mutual Fund at the Old Mutual Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed.  If the proposed Reorganization is approved and completed for an Old Mutual Fund, shareholders of such Old Mutual Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund.  The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting.  For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual reports that the Acquiring Funds and Old Mutual Funds have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made.  The SEC file number of the registrant of each Old Mutual Fund’s registration statement, which contains the Old Mutual Fund prospectuses and related SAIs, is set forth on Exhibit A.  Such Old Mutual Fund prospectuses are incorporated herein by reference.  The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund prospectuses and related SAIs, is set forth on Exhibit A. Such Acquiring Fund prospectuses are incorporated herein by reference.

Each Acquiring Fund and each Old Mutual Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge at the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, DC 20549, or obtained free of charge from the SEC’s website at www.sec.gov.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.  You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s email address (publicinfo@sec.gov) or by writing to the SEC’s Public Reference Section at 100 F Street, N.E., Washington, D.C. 20549.

Prospectus - Exhibits

EXHIBIT A

OLD MUTUAL FUNDS AND CORRESPONDING ACQUIRING FUNDS

OLD MUTUAL FUNDS/ CLASSES	SEC FILE NUMBER	ACQUIRING FUNDS/ CLASSES	SEC FILE NUMBER
Old Mutual Barrow Hanley Core Bond Fund, a series of Old Mutual Funds II Institutional Class	811-04391	Touchstone Total Return Bond Fund, a series of Touchstone Funds Group Trust Institutional Class	811-08104
Old Mutual Dwight Intermediate Fixed Income Fund, a series of Old Mutual Funds II Class A Class C Class Z Institutional Class	811-04391	Touchstone Core Bond Fund, a series of Touchstone Investment Trust Class A Class C Class Y Institutional Class	811-02538
Old Mutual Dwight Short Term Fixed Income Fund, a series of Old Mutual Funds II Class A Class C Class Z Institutional Class	811-04391	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust Class A Class C Class Y Institutional Class	811-08104

Prospectus - Exhibits

EXHIBIT B

OUTSTANDING SHARES OF THE OLD MUTUAL FUNDS

As of November 14, 2011, there were the following number of shares outstanding of each class of each Old Mutual Fund:

Old Mutual Fund/Share Classes	Net Asset Value per Share

Prospectus - Exhibits

EXHIBIT C

OWNERSHIP OF THE OLD MUTUAL FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of November 14, 2011, to the best knowledge of an Old Mutual Fund owned 5% or more of the outstanding shares of each class of each Old Mutual Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of an Old Mutual Fund is presumed to “control” the fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*

__________

*Old Mutual has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Old Mutual Fund, the ownership of shares of an Old Mutual Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Old Mutual Fund as of November 14, 2011.

Prospectus - Exhibits

EXHIBIT D

OWNERSHIP OF THE ACQUIRING FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of November 14, 2011, to the best knowledge of an Acquiring Fund owned 5% or more of the outstanding shares of each class of each Acquiring Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of an Acquiring Fund is presumed to “control” the fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*

__________

*Touchstone has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Acquiring Fund, the ownership of shares of an Acquiring Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of November 14, 2011.

Prospectus - Exhibits

EXHIBIT E

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

[Attached is a form of Agreement and Plan of Reorganization for the reorganization of the Old Mutual  Intermediate Fixed Income Fund with the Touchstone Core Bond Fund.  The form of Agreement and Plan of Reorganization for reorganization of the Old Mutual Barrow Hanley Core Bond Fund and Old Mutual Dwight Short Term Fixed Income Fund with the Touchstone Total Return Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund, respectively, is substantially the same as the attached form of Agreement and Plan of Reorganization.]

Prospectus - Exhibits

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) dated as of [insert date], by and among:  (i) Old Mutual Funds ii, a Delaware statutory trust (“Acquired Trust”), on behalf of the series reflected below in the table contained in Recital A (each an “Acquired Fund”); and (ii) Touchstone Investment Trust, a Massachusetts business trust (“Acquiring Trust”), on behalf of the series reflected below in the table contained in Recital A (each an “Acquiring Fund”) (collectively, the “Parties” and each, a “Party”). Old Mutual Capital, Inc., a Delaware corporation (“Old Mutual Capital”), joins this Agreement solely for purposes of paragraphs 7.1, 7.2, 9.2, 10.5, 10.13 and 10.14 and Article VII; Touchstone Advisors, Inc., an Ohio corporation (“Touchstone”), joins this Agreement solely for purposes of paragraphs 7.1, 7.2, 9.2, 10.5, 10.13 and 10.14 and Article VII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.

RECITALS:

A. The following chart shows (i) the Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund with its classes of shares:

Acquired Fund, a series of Old Mutual Funds ii	Acquiring Fund, a series of Touchstone Investment Trust
Old Mutual Dwight Intermediate Fixed Income Fund Class A Class C Class Z Institutional Class	Touchstone Core Bond Fund Class A Class C Class Y Institutional Class

B. The Acquired Fund and the Acquiring Fund are each a separate series of an open-end, registered investment company of the management type.

C. The Acquired Fund and the Acquiring Fund are each authorized to issue shares of beneficial interest.

D. The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

E. The reorganization shall consist of:  (1) all of the Fund Assets (as defined below) of the Acquired Fund will be transferred to the corresponding Acquiring Fund in exchange for the corresponding class of the Acquiring Fund as set forth on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of all of the Acquired Fund’s Liabilities (as defined below), and (2) Corresponding Class shares of the corresponding Acquiring Fund will be distributed to holders of shares of the Acquired Fund in the manner set forth in Exhibit A of this Agreement, in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

F. The Board of Trustees of the Acquired Trust (the “Old Mutual Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Trustees”) of the Acquired Trust, has determined with respect to the Acquired Fund that: (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the value of the interests of existing shareholders of the Acquired Fund will not be diluted as a result of its effecting the Reorganization.

Prospectus - Exhibits

G. The Board of Trustees of the Acquiring Trust (the “Touchstone Board”), including a majority of Independent Trustees of the Acquiring Trust, has determined with respect to the Acquiring Fund that: (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the value of the interests of existing shareholders of the Acquiring Fund will not be diluted as a result of its effecting the Reorganization.

H. The consummation of the Reorganization shall not be contingent on the consummation of any other reorganization and it is the intention of the parties hereto that the Reorganization described herein shall be conducted separately of the others.

AGREEMENT:

NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and Old Mutual Capital and Touchstone to the extent indicated above, intending to be legally bound hereby, agree as follows:

                      ARTICLE I

THE REORGANIZATION

1.1 The Reorganization In accordance with the Amended and Restated Agreement and Declaration of Trust and the Amended and Restated By-laws, as they may be amended from time to time, of the Acquired Trust (the “Old Mutual Governing Documents”), at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer all Fund Assets, subject to all of the liabilities of the Acquired Fund as set forth on the statement of assets and liabilities to be provided pursuant to paragraph 5.6 (the “Liabilities”), to the Acquiring Fund, and the Acquiring Fund shall assume all of the Liabilities of the Acquired Fund.  In consideration of the foregoing, the Acquiring Fund, at the Effective Time shall deliver to the Acquired Fund full and fractional (to the third decimal place) shares of the Acquiring Fund.  The aggregate number of shares of the Acquiring Fund shall be determined as set forth in paragraph 2.3 by dividing (a) the value of the Fund Assets attributable to the Acquired Fund, net of the Acquired Fund’s Liabilities (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of the corresponding class of the Acquiring Fund shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the corresponding share class, as set forth in Section E of the Recitals and Exhibit A to this Agreement, of the Acquiring Fund, as set forth in Section A of the Recitals. At and after the Effective Time, all of the Fund Assets of the Acquired Fund shall become and be included in the Fund Assets of the Acquiring Fund and the Liabilities of the Acquired Fund shall become and be the Liabilities of and shall attach to the Acquiring Fund.  At and after the Effective Time, the Liabilities of the Acquired Fund may be enforced only against the Acquiring Fund to the same extent as if such Liabilities had been incurred by the Acquiring Fund subject to any defense and/or set off that the Acquired Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that the Acquiring Trust or the Acquiring Fund may from time to time be entitled to assert.

1.2 The Acquired Fund Assets.

(a) At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a schedule of the securities and other assets and Liabilities of the Acquired Fund.  Prior to the execution of this Agreement, the Acquiring Fund has provided the Acquired Fund with a copy of its current investment objective, investment policies, principal investment strategies, and restrictions and will provide the Acquired Fund with a written notice of any changes thereto until the Valuation Time.  The Acquired Fund reserves the right to sell any of the securities or other assets shown on the schedule it provides to the Acquiring Fund pursuant to this paragraph 1.2(a) in the ordinary course as necessary to meet distribution and redemption requirements prior to the Valuation Time but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund may purchase in accordance with its stated investment objective and policies.

Prospectus - Exhibits

(b) At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided pursuant to paragraph 1.2(a) which the Acquiring Fund would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to the Acquiring Fund in connection with facilitating the orderly transition of the Acquired Fund’s Fund Assets.  Under such circumstances, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser or sub-adviser responsible for the portfolio management of the Acquired Fund, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments of the Acquired Fund, if, in the reasonable judgment of the Old Mutual Board or the Acquired Fund’s investment adviser or sub-adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund and its shareholders.

1.3 Assumption of Liabilities.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the Liabilities of the Acquired Fund prior to or at the Effective Time.  The Acquiring Fund will assume all of the Liabilities of the Acquired Fund.  If prior to the Effective Time either Party identifies a Liability that the Parties mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Parties at the Closing (the “Excluded Liabilities”).  The Acquiring Fund shall not assume any Liability for any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.4 Distribution of Acquiring Fund Shares.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class shares of the Acquiring Fund received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1  pro rata to the record holders of shares of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of record holders of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holder.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5 Liquidation of the Acquired Fund.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Delaware law, the 1940 Act and the Old Mutual Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.6 Transfer Taxes.  Any transfer taxes payable on issuance of the Acquiring Fund Shares in a name other than that of the record holder of the Acquired Fund shares on the Acquired Fund’s Books and Records shall be paid by the Person to whom such Acquiring Fund Shares are issued and transferred, as a condition of that transfer.

Prospectus - Exhibits

ARTICLE II

VALUATION

2.1 Net Asset Value of the Acquired Fund.  The net asset value of a share of each class of the Acquired Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures described in the then-current prospectus and statement of additional information of the Acquired Fund as supplemented from time to time, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 Net Asset Value of the Acquiring Fund.  The net asset value per share of each Corresponding Class of the Acquiring Fund shall be the net asset value per share of the Corresponding Class of the Acquired Fund as of the Valuation Time.  The net asset value of the Acquiring Fund and the Acquired Fund will be determined by using the valuation procedures described in the then-current prospectus and statement of additional information of the Acquired Fund as supplemented from time to time, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 Calculation of Number of Acquiring Fund Shares.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of (i) the net assets of the Acquired Fund participating therein attributable to the Corresponding Class share, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per share of the Acquiring Fund’s corresponding share class determined in accordance with the valuation procedures referred to in paragraph 2.2.

2.4 Determination of Net Asset Value.  All computations of net asset value and the value of securities transferred under this Article II shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), sub-administrator for the Acquired Fund, in accordance with its regular practice and the requirements of the 1940 Act.

2.5 Valuation Time.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

EFFECTIVE TIME AND CLOSING

3.1 Effective Time and Closing.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on April 13, 2012, or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2 Transfer and Delivery of Fund Assets.  The Acquired Fund shall direct The Bank of New York Mellon (“Acquired Fund Custodian”), as custodian for the Acquired Fund, to deliver to the Acquiring Fund at  the Closing, or promptly thereafter, consistent with commercially reasonable standards, a certificate of an authorized officer certifying that: (a) Acquired Fund Custodian delivered the Fund Assets of the Acquired Fund to the Acquiring Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made.

Prospectus - Exhibits

3.3 Acquiring Fund Share Records. The Acquiring Fund shall deliver to an officer of the Acquired Trust at the Closing a confirmation evidencing that:  (a) the appropriate number of Acquiring Fund Shares have been credited to the account of the Acquired Fund on the Books and Records of the Acquired Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of record holders of the Acquired Fund shares on the Books and Records of the Acquiring Fund pursuant to paragraph 1.4.

3.4 Postponement of Valuation Time and Effective Time.  If immediately prior to the Valuation Time:  (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of the Acquired Fund or the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time and Effective Time shall be postponed until the first Business Day that is a Friday after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 Representations and Warranties of the Acquired Trust.  The Acquired Trust, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a) The Acquired Trust is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Old Mutual Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b) The execution, delivery and performance of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein will have been duly and validly authorized by the Old Mutual Board, and the Old Mutual Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Old Mutual Governing Documents, applicable Delaware Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Trust on behalf of the Acquired Fund and assuming due authorization, execution and delivery hereof by the Acquiring Trust on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

Prospectus - Exhibits

(c) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share.  Each share represents a fractional undivided interest in the Acquired Fund.  The issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d) The Acquired Fund has no subsidiaries.

(e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Trust on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Old Mutual Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Trust is a party or by which the Acquired Trust or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust is a party or by which the Acquired Trust or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Trust or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Funds as a series of a Delaware statutory trust.

(f) (i)       Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Trust true and complete copies of the Acquired Fund’s audited statements of assets and liabilities of as of March 31, 2011, and unaudited statements of assets and liabilities as of September 30, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii) To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of March 31, 2011, and unaudited financial statements as of September 30, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquiring Trust, there are no liabilities against, relating to or affecting the Acquired Fund, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund.  In particular, since September 30, 2011 to the best of the Acquired Fund’s Knowledge and except as disclosed in writing to the Acquiring Trust, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

Prospectus - Exhibits

(g) As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h) The minute books and other similar records of the Acquired Trust as made available to the Acquiring Trust prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Old Mutual Board and committees of the Old Mutual Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Trust prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i) The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(j) Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Trust or the Acquired Fund.

(k) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Trust or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l) The Acquired Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect and the Acquired Fund is a separate series of the Acquired Trust duly designated in accordance with applicable provisions of the Old Mutual Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m) With respect to periods on or after December 31, 2005, all federal and other tax returns and reports of the Acquired Fund and, with respect to periods prior to December 31, 2005, to the Knowledge of the Acquired Fund all federal and other tax returns and reports of the Acquired Fund, required by Law to have been filed were timely filed (giving effect to extensions) and are or were true, correct and complete in all material respects as of the time of their filing.  With respect to periods on or after December 31, 2005, all known taxes of the Acquired Fund which are due and payable (whether or not shown on any tax return) and, with respect to periods prior to December 31, 2005, to the Knowledge of the Acquired Fund all taxes of the Acquired Fund which are or were due and payable (whether or not shown on any tax return), have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  With respect to periods on or after December 31, 2005, all of the Acquired Fund’s tax liabilities and, with respect to periods prior to December 31, 2005, to the Knowledge of the Acquired Fund the Acquired Fund’s tax liabilities, shall have been adequately provided for on its Books and Records in respect of all periods ended on or before the date of such Books and Records.  With respect to periods on or after December 31, 2005, the Acquired Fund has not and, with respect to periods prior to December 31, 2005, to the Knowledge of the Acquired Fund the Acquired Fund has not, had any tax deficiency or liability asserted against it or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

Prospectus - Exhibits

(n) The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other tax liability (foreign, state, local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o) The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p) Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q) The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r) The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s) Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a tax-free reorganization under the Code within the preceding twelve months.

(t) The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(u) All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v) The current prospectus and statement of additional information of the Acquired Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

Prospectus - Exhibits

(w) The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Trust’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Trust or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Trust or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Trust makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquiring Trust or the Acquiring Fund, including information furnished by the Acquiring Trust to the Acquired Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto or otherwise publicly available on the Acquiring Trust’s website or the SEC’s public disclosure system.

(x) Except as previously disclosed in writing to the Acquiring Trust, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed to the Acquiring Trust at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y) The Acquired Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z) Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2 Representations and Warranties of the Acquiring Trust.  The Acquiring Trust, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Acquiring Trust’s Restated Agreement and Declaration of Trust, as amended from time to time, and By-laws (“Touchstone Governing Documents”) to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

Prospectus - Exhibits

(b) The execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund or the consummation of the Reorganization.  This Agreement has been duly and validly executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Trust on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Trust, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest without par value.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Trust or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Trust or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Trust or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e) Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Trust or the Acquiring Fund or, to the best of the Acquiring Trust’s Knowledge, threatened against, relating to or affecting, the Acquiring Trust or the Acquiring Fund.

(f) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Trust or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

Prospectus - Exhibits

(g) The Acquiring Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in and compliance in all material respects with the 1940 Act and its rules and regulations;

(h)All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to extensions) shall have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities shall have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)The Acquiring Fund has elected to be, and has met the requirements of subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time.  The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state, local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j) The Acquiring Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(k) The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(l) Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(m) The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

Prospectus - Exhibits

(n) The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(o) The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(p) The shares of the Acquiring Fund to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Acquiring Fund shares will be non-assessable, it is noted that the Acquiring Trust is a “Massachusetts business trust” and under Massachusetts’ Law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund; however, the Acquiring Fund has included appropriate provisions disclaiming such liability in all material contracts entered into between the Acquiring Fund and any third-party.

(q) The current prospectus and statement of additional information of the Acquiring Fund, including amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

(r) The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquiring Trust and the Acquiring Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquiring Trust and the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Trust makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Trust or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Trust specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(s) The Acquiring Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

Prospectus - Exhibits

(t) The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(u) (i)       Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Trust true and complete copies of the Acquiring Fund’s audited statements of assets and liabilities of as of September 30, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii) To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of September 30, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquired Trust, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since September 30, 2011 to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Trust, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(v) As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(w) Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(x) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone or its Affiliates.

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ARTICLE V

COVENANTS AND AGREEMENTS

5.1 Conduct of Business.  After the date of this Agreement and at or prior to the Effective Time, the Parties will conduct the businesses of the Acquired Fund and the Acquiring Fund, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of the Acquired Fund or the Acquiring Fund, as applicable.  It is understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and other distributions; (b) shareholder purchases and redemptions; and (c) the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.2 Shareholders’ Meeting.  The Acquired Trust will call, convene and hold a meeting of shareholders of the Acquired Fund as soon as practicable, in accordance with applicable Law and the Old Mutual Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/Prospectus, and for such other purposes as may be necessary or desirable.  In the event that, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Old Mutual Governing Documents and applicable Law, and as set forth in the Proxy Statement/Prospectus in order to permit further solicitation of proxies.

5.3 Proxy Statement/Prospectus and Registration Statement.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Old Mutual Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.4 Information.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its employees and officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s employees are familiar with such documents or information.

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5.5 Notice of Material Changes.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.6 Financial Statements.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Trust as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by an officer of the Acquired Fund.

5.7 Other Necessary Action.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.8 Dividends.  On or before the Effective Time, each Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (i) all of an Acquired Fund’s investment company taxable income for the taxable year ended prior to the Effective Time and substantially all of such investment company taxable income for the final taxable year ending  with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of an Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Effective Time and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of an Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Effective Time and at least 90 percent of such net tax-exempt income for such final taxable year.

5.9 Books and Records.  Upon reasonable notice, each Party will make available to each other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.

5.10 Issued Shares.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.  The shareholders of the Acquired Fund shall not pay any front-end or deferred sales charge in connection with the Reorganization.  The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Acquired Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Acquired Fund were acquired by the shareholder.

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5.11 Liquidation of Acquired Fund.  The Acquired Trust and the Acquired Fund agree that the liquidation and termination of the Acquired Fund shall be effected in the manner provided in the Old Mutual Governing Documents in accordance with applicable law, and that on and after the Effective Time, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

5.12 Final Tax Returns and Forms 1099 of Acquired Fund.  After the Effective Time, except as otherwise agreed to by the parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to the taxable year ending on or prior to the Effective Time and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.13 Compliance Section 15(f).  The Acquiring Trust agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least seventy-five percent (75%) of the trustees of the Acquiring Fund shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquiring Fund; and (iii) each vacancy among the trustees of the Acquiring Fund which must be filled by a person who is an interested person neither of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Trust may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Acquired Fund’s investment adviser.

ARTICLE VI

CONDITIONS PRECEDENT

6.1 Conditions Precedent to Obligations of the Acquired Trust.  The obligation of the Acquired Trust, on behalf of the Acquired Fund to conclude the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by the Acquired Trust in writing:

(a) All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Trust shall be given a period of 10 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b) The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i) the Acquiring Trust is a business trust, validly existing under Massachusetts Law, and has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

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(ii) the Acquiring Trust is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

(iii) the Acquiring Fund shares to be issued and delivered by the Acquiring Trust pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Massachusetts Law and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv) except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending or threatened in writing against the Acquiring Trust;

(v) this Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery by the Acquired Trust on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Trust in accordance with its terms, subject, as to enforcement, to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally, fraudulent conveyance, receivership, and to general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(vi) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the Touchstone Governing Documents or any material agreement or instrument pertaining to the Acquiring Fund identified as an Exhibit in Part C of the registration statement on Form N-1A last filed by the Acquiring Trust;

(viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by the Acquiring Trust or the Acquiring Fund of any terms, conditions, or provisions of any federal securities Law or Massachusetts Law as it relates to voluntary associations commonly referred to as “Massachusetts business trusts”; and

(ix) to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Massachusetts Law.

In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Trust and of public officials as to matters of fact.

(c) The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Trust, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

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(i) to the best of his or her Knowledge, the representations and warranties of the Acquiring Trust in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Trust has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to the Acquiring Trust’s Knowledge, threatened in writing.

(d) An officer of the Acquired Trust shall have received the confirmation from the Acquiring Fund required under paragraph 3.3 of this Agreement.

(e) The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of the Acquired Fund by the Acquiring Fund, other than the Excluded Liabilities.

6.2 Conditions Precedent to Obligations of the Acquiring Trust.  The obligation of the Acquiring Trust, on behalf of the Acquiring Fund, to conclude the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Trust and the Acquired Fund of all of their obligations to be performed by them hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by the Acquiring Trust in writing:

(a) All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Trust shall be given a period of 10 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b) The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Stradley Ronon Stevens & Young, LLP dated as of the Effective Time, substantially to the effect that:

(i) the Acquired Trust is a statutory trust, validly existing and in good standing under the Delaware Statutory Trust Act, and has power under the Old Mutual Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii) the Acquired Trust is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

(iii) all issued and outstanding shares of the Acquired Fund as of the Effective Time are duly authorized, validly issued, fully paid and non-assessable under Delaware Law and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv) except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending or threatened in writing against the Acquired Trust;

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(v) this Agreement has been duly authorized, executed and delivered by the Acquired Trust on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Trust on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable against the Acquired Trust in accordance with its terms, subject, as to enforcement, to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally, fraudulent conveyance, receivership, and to general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(vi) to the knowledge of such counsel, as of the date of its mailing, the Proxy Statement/Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

(vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material breach of the terms or provisions of, or constitute a material default under, the Old Mutual Governing Documents or any material agreement or instrument pertaining to the Acquired Fund identified as an Exhibit in Part C of the registration statement on Form N-1A last filed by the Acquired Trust;

(viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund of any terms, conditions, or provisions of any federal securities Law or the Delaware Statutory Trust Act; and

(ix) to the knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and such authorizations and filings as are necessary to terminate the Acquired Funds as series of a Delaware statutory trust.

In rendering such opinion, Stradley Ronon Stevens & Young, LLP may rely upon certificates of officers of the Acquired Trust and of public officials as to matters of fact.

(c) The Acquired Fund shall have furnished to the Acquiring Fund the unaudited statements required by paragraph 5.6.

(d) The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Trust, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of his or her Knowledge, the representations and warranties of the Acquired Trust in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Trust has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii) since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

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(e) The Acquired Fund shall have duly executed and delivered to the Acquiring Trust such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Trust’s transfer agent (“Transfer Documents”) as the Acquiring Trust may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f) The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of each series of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of each series of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g) At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h) Except for those agreements set forth on Schedule 6.2(h), the Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

6.3 Other Conditions Precedent.  Unless waived in writing by the Parties with the consent of their respective boards of trustees, the consummation of the Reorganization is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:

(a) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Old Mutual Governing Documents, applicable Delaware Law and the 1940 Act.  Notwithstanding anything herein to the contrary, neither the Acquired Trust nor the Acquiring Trust may waive the conditions set forth in this paragraph 6.3(a).

(b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.

(c) Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

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(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange for the Acquiring Fund’s assumption of certain of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of substantially all of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in liquidation, as contemplated in this Agreement

(iii) Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of certain of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv) Under Code Section 362(b), the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v) Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi) Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii) Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefore;

(viii) Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset on the date of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 6.3(c).

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(d) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, and there shall be no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  No Action or Proceeding against the Acquired Fund or the Acquiring Trust or their respective officers or trustees shall be threatened in writing or pending before any court or other Governmental or Regulatory Body in which it will seek, or seeks to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

ARTICLE VII

EXPENSES

7.1 Touchstone (or any Affiliate thereof) and/or Old Mutual Capital (or any Affiliate thereof) will bear and pay, in such proportion as may be agreed upon by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses include, without limitation, obtaining shareholder approval of the Reorganization.

7.2 All such fees and expenses so borne and paid by Touchstone, Old Mutual Capital and/or their Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone, Old Mutual Capital and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone and Old Mutual Capital (or any Affiliate thereof) as may be agreed by and between Touchstone and Old Mutual Capital.

ARTICLE VIII

AMENDMENTS AND TERMINATION

8.1 Amendments.  The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meeting of shareholders of the Acquired Fund at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of the Acquired Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further shareholder approval.  Nothing in this paragraph 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.

8.2 Termination.  Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:

(a) by the mutual written consent of the Parties;

(b) by the Acquired Trust (i) following a material breach by the Acquiring Trust of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquiring Trust shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said paragraphs on or before the Effective Time; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Acquiring Trust or the Acquiring Fund;

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(c) by the Acquiring Trust (i) following a material breach by the Acquired Trust of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquired Trust shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 (other than 6.3(a) if the shareholder meeting has been duly adjourned to a date prior to the Final Effective Time) are not satisfied as specified in said paragraphs on or before the Effective Time; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Acquired Trust or the Acquired Fund;

(d) by either the Acquiring Trust or the Acquired Trust by written notice to the other following a determination by the terminating Party’s Board that the consummation of the Reorganization is not in the best interest of its shareholders; or

(e) by either the Acquiring Trust or the Acquired Trust if the Effective Time does not occur by June 29, 2012 (the “Final Effective Time”), unless extended by mutual agreement and evidenced by a writing signed by an authorized officer of each Party.

If a Party terminates this Agreement in accordance with this paragraph 8.2, there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party.

ARTICLE IX

PUBLICITY; CONFIDENTIALITY

9.1 Publicity.  Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law or otherwise reasonably deemed necessary or appropriate by authorized officers of the Funds, on the written advice of counsel, in which case the Party issuing such statement or communication shall advise the other Parties prior to such issuance.

9.2 Confidentiality.  (a) The Parties, Touchstone and Old Mutual Capital (for purposes of this paragraph 9.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and Affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Parties, Touchstone and Old Mutual Capital agree that they along with their board members, employees, representative agents and Affiliated Persons shall, and shall cause their Affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

Prospectus - Exhibits

ARTICLE X

MISCELLANEOUS

10.1 Entire Agreement.  This Agreement (including any schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement.  This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.

10.2 Notices.  All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, by overnight courier, by facsimile, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows (notices or other communication sent via e-mail shall not constitute notice):

If to the Acquired Trust:

Joan R. Gulinello, Esq.
Old Mutual Asset Management
[Insert Address]
Telephone No.: (617) 369-7379
Facsimile No.: (617) 369-7479
E-mail: jgulinello@oldmutualus.com

With a copy (which shall not constitute notice) to:

Matthew R. DiClemente, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103
Telephone: (215) 564-8173
Facsimile No.: (215) 564-8120
E-mail: mdiclemente@stradley.com

If to the Acquiring Trust:

Touchstone Strategic Trust
303 Broadway, Suite 1100
Cincinnati, OH 45202
Attention:  Steven M. Graziano
Telephone No.:  (513) 362-8292
Facsimile No.:  (513) 362-8315
E-mail:                       steve.graziano@touchstoneinvestments.com

With a copy (which shall not constitute notice) to:

Law Department
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Attention:  Kevin L. Howard, Esq.
Telephone No.:  (513) 361-6675
Facsimile No.:  (513) 629-1044
E-mail:                       kevin.howard@wslife.com

John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
Telephone No.:  (215) 981-4009
Facsimile No.:  (215) 981-4750
E-mail:                       fordjm@pepperlaw.com

Prospectus - Exhibits

10.3 Waiver.  The failure of either Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either Party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.  Except as provided in paragraph 6.3(a), a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).

10.4 Assignment.  This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of all other Parties.  Nothing herein express or implied is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.

10.5 Survival.  Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates or other instruments exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder.  The covenants in paragraphs 1.3, 1.5, 5.11, 5.12, 5.13, 7.1, 7.2, 9.2, 10.9, 10.13 and 10.14, this paragraph 10.5 and Article VII shall survive the consummation of the transactions contemplated hereunder.

10.6 Headings.  The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.7 Counterparts.  This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.

10.8 Governing Law.  This Agreement shall be governed by and construed in accordance with the Laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of Laws.

10.9 Further Assurances.  Subject to the terms and conditions herein provided, each of the Parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Reorganization contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to each Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder.  In addition, the Acquired Fund shall deliver or cause to be delivered to the Acquiring Trust at the Closing, the Books and Records of the Acquired Fund (regardless of whose possession they are in).

10.10 Beneficiaries.  Nothing contained in this Agreement shall be deemed to create rights in Persons not Parties (including, without limitation, any shareholder of the Acquiring Fund or the Acquired Fund).

10.11 Validity.  Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

10.12 Effect of Facsimile Signature.  A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.

Prospectus - Exhibits

10.13 The Acquiring Trust Liability.  The name “Touchstone Investment Trust” is the designation of the trustees for the time being under a Restated Agreement and Declaration of Trust dated August 26, 1993, as amended through March 22, 2007, and all Persons dealing with the Acquiring Trust or the Acquiring Fund must look solely to the property of the Acquiring Trust or the Acquiring Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Acquiring Trust.  No other portfolio of the Acquiring Trust shall be liable for any claims against the Acquiring Fund.  The Parties, along with Touchstone and Old Mutual Capital, specifically acknowledge and agree that any liability of the Acquiring Trust under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund and that no other portfolio of the Acquiring Trust shall be liable with respect thereto.

10.14 The Acquired Trust Liability.  The name “Old Mutual Funds II” is the designation of the trustees for the time being under an Agreement and Declaration of Trust, dated March 1, 2006, as amended through May 20, 2011, and all Persons dealing with the Acquired Trust or the Acquired Fund must look solely to the property of the Acquired Trust or the Acquired Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Acquired Trust.  No other portfolio of the Acquired Trust shall be liable for any claims against the Acquired Fund.  The Parties, along with Touchstone and Old Mutual Capital, specifically acknowledge and agree that any liability of the Acquired Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund and that no other portfolio of the Acquired Trust shall be liable with respect thereto.

ARTICLE XI

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Acquiring Fund” has the meaning specified in the preamble.

“Acquiring Fund Shares” has the meaning specified in paragraph 1.4.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Agreement” has the meaning specified in the preamble.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.

“Closing” has the meaning specified in paragraph 3.1.

“Code” has the meaning specified in the recitals.

“Old Mutual Capital” has the meaning specified in the preamble.

Prospectus - Exhibits

“Effective Time” has the meaning specified in paragraph 3.1.

“Excluded Liabilities” has the meaning specified in paragraph 1.3.

“Fund Assets” means all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person) , litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time, excluding (a) the estimated costs of extinguishing any Excluded Liability; (b) cash in an amount necessary to pay dividends pursuant to paragraph 5.8, and (c) the Acquired Fund’s rights under this Agreement.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Independent Trustees” has the meaning specified in the recitals.

 “BNY Mellon” has the meaning specified in paragraph 2.4.

“Knowledge” means (i) with respect to the Acquired Trust and the Acquired Fund, the actual knowledge after reasonable inquiry of the Acquired Trust’s trustees or officers and Old Mutual Capital in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Trust and the Acquiring Fund, the actual knowledge after reasonable inquiry of the Acquiring Trust’s trustees or officers, or Touchstone in its respective capacity as a service provider to the Acquiring Trust.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Liabilities” means all existing liabilities of the Acquired Fund reflected on the unaudited statement of assets and liabilities of the Acquired Fund prepared by the Acquired Fund or its agent as of the Valuation Time in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective Treasurers of the Acquiring Trust and the Acquired Trust at the Effective Time.  “Liabilities” does not include, and the Acquiring Trust and the Acquiring Fund shall not assume, any Excluded Liabilities.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“Acquired Fund” has the meaning specified in the preamble.

“Old Mutual Board” has the meaning specified in the recitals.

“Acquired Trust” has the meaning specified in the preamble.

Prospectus - Exhibits

“NYSE” means New York Stock Exchange.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Party” and “Parties” each has the meaning specified in the preamble.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Protected Persons” has the meaning specified in paragraph 9.2.

“Proxy Statement/Prospectus” has the meaning specified in paragraph 4.1(p).

“Registration Statement” has the meaning specified in paragraph 4.1(p).

“Reorganization” has the meaning specified in the recitals.

“Acquired Fund” has the meaning specified in the preamble.

“Old Mutual Governing Documents” has the meaning specified in paragraph 1.1.

“SEC” means the U.S. Securities and Exchange Commission.

“Acquiring Trust” has the meaning specified in the preamble.

“Touchstone Board” has the meaning specified in the recitals.

“Touchstone Governing Documents” has the meaning specified in paragraph 4.3(a).

“Transfer Documents” has the meaning specified in paragraph 6.2(e).

“Valuation Time” has the meaning specified in paragraph 2.5.

Prospectus - Exhibits

IN WITNESS WHEREOF, the Parties, Touchstone and Old Mutual Capital have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

OLD MUTUAL FUNDS II, on behalf of the Old Mutual Dwight Intermediate Fixed Income Fund

By:
Name:                      _______________________
Title:           _______________________

TOUCHSTONE INVESTMENT TRUST, on behalf of the Touchstone Core Bond Fund

By:
Name:                      _______________________
Title:           _______________________

OLD MUTUAL CAPITAL, INC.

By:
Name:                      _______________________
Title:           _______________________

Solely for purposes of Article VII and
Paragraphs 7.1, 7.2, 9.2, 10.5, 10.13 and 10.14

TOUCHSTONE ADVISORS, INC.

By:
Name:                      _______________________
Title:           _______________________

By:
Name:                      _______________________
Title:           _______________________

Solely for purposes of Article VII and
Paragraphs 7.1, 7.2, 9.2, 10.5, 10.13 and 10.14

Prospectus - Exhibits

EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund with its classes of shares:

Acquired Fund, a series of Old Mutual Funds ii	Acquiring Fund, a series of Touchstone Investment Trust
Old Mutual Dwight Intermediate Fixed Income Fund Class A Class C Class Z Institutional Class	Touchstone Core Bond Fund Class A Class C Class Y Institutional Class

Prospectus - Exhibits

EXHIBIT F

FINANCIAL HIGHLIGHTS

Financial highlight tables are intended to help you understand a Fund’s financial performance for the past five fiscal years and are included in each Fund’s respective prospectus, each of which is incorporated herein by reference. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions.

With respect to the Touchstone Core Bond Fund and the Touchstone Ultra Short Duration Fixed Income Fund, the financial highlights tables below provide audited financial data for the fiscal years ended September 30, 2006-2010 and unaudited financial data for the six-month period ended March 31, 2011.  The financial highlights for the fiscal years ended September 30 were audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with the financial statements and related notes, appear in the 2010 Annual Reports of the Touchstone Core Bond Fund and the Touchstone Ultra Short Duration Fixed Income Fund.  Financial highlights of the Touchstone Total Return Bond Fund for the fiscal periods ended March 31, 2007-2011 are available in the Touchstone Total Return Bond Fund’s prospectus, amended August 1, 2011.

Touchstone Ultra Short Duration Fixed Income Fund — Class Z	Six Months
Per Share Data for a Share Outstanding Throughout Each Period	Ended
	3/31/2011		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006
Net asset value at beginning of period	$9.68		$9.66	$9.74	$10.08	$10.06	$10.08
Income (loss) from investment operations:
Net investment income	0.07		0.18	0.32	0.47	0.53	0.44
Net realized and unrealized gains (losses) on investments	(0.03)		0.06	(0.07)	(0.34)	0.01	(0.02)
Total from investment operations	0.04		0.24	0.25	0.13	0.54	0.42
Less distributions from net investment income	(0.11)		(0.22)	(0.33)	(0.47)	(0.52)	(0.44)
Net asset value at end of period	$9.61		$9.68	$9.66	$9.74	$10.08	$10.06
Total return *	0.44%	(A)	2.49%	2.60%	1.26%	5.48%	4.28%
Net assets at end of period (000’s)	$264,776		$236,650	$108,552	$143,837	$146,045	$173,716
Ratio of net expenses to average net assets**	0.64%	(B)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of gross expenses to average net assets **	0.64%	(B)	0.81%	0.85%	0.82%	0.75%	0.69%
Ratio of net investment income to average net assets	2.19%	(B)	1.69%	3.41%	4.72%	5.25%	4.30%
Portfolio turnover rate	76%	(A)	119%	15%	56%	26%	38%

(A) Not annualized.
(B) Annualized.

* Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

** The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio)

Prospectus - Exhibits

Touchstone Core Bond Fund — Class A	Six Months
Per Share Data for a Share Outstanding Throughout Each Period	Ended
	3/31/2011		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006
Net asset value at beginning of period	$10.41		$9.76	$9.01	$9.67	$9.66	$9.79
Income (loss) from investment operations:
Net investment income	0.19		0.39	0.41	0.46	0.43	0.41
Net realized and unrealized gains (losses) on investments	(0.15)		0.67	0.80	(0.66)	0.01	(0.12)
Total from investment operations	0.04		1.06	1.21	(0.20)	0.44	0.29
Less distributions:
Dividends from net investment income	(0.20)		(0.41)	(0.46)	(0.46)	(0.43)	(0.42)
Net asset value at end of period	$10.25		$10.41	$9.76	$9.01	$9.67	$9.66
Total return (A) *	0.38%	(B)	11.10%	13.92%	(2.19%)	4.66%	3.08%
Net assets at end of period (000’s)	$40,553		$44,107	$36,096	$46,713	$56,735	$57,009
Ratio of net expenses to average net assets **	0.90%	(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets **	1.21%	(C)	1.28%	1.21%	1.23%	1.29%	1.50%
Ratio of net investment income to average net assets	3.73%	(C)	3.91%	4.58%	4.77%	4.39%	4.24%
Portfolio turnover rate	179%	(B)	370%	277%	184%	293%	237%

Touchstone Core Bond Fund — Class C	Six Months
Per Share Data for a Share Outstanding Throughout Each Period	Ended
	3/31/2011		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006
Net asset value at beginning of period	$9.80		$9.21	$8.53	$9.18	$9.19	$9.29
Income (loss) from investment operations:
Net investment income	0.12		0.31	0.34	0.36	0.34	0.31
Net realized and unrealized gains (losses) on investments	(0.12)		0.62	0.73	(0.62)	0.01	(0.10)
Total from investment operations	—		0.93	1.07	(0.26)	0.35	0.21
Less distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.39)	(0.39)	(0.36)	(0.31)
Net asset value at end of period	$9.64		$9.80	$9.21	$8.53	$9.18	$9.19
Total return (A) *	0.02%	(B)	10.32%	13.07%	(2.93%)	3.87%	2.35%
Net assets at end of period (000’s)	$6,315		$8,550	$5,867	$3,255	$2,036	$2,165
Ratio of net expenses to average net assets **	1.65%	(C)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets **	2.14%	(C)	2.09%	2.10%	2.27%	2.57%	2.32%
Ratio of net investment income to average net assets	2.97%	(C)	3.15%	3.81%	4.03%	3.65%	3.50%
Portfolio turnover rate	179%	(B)	370%	277%	184%	293%	237%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) Not annualized.
(C) Annualized.

* Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

** The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio)

Part B
STATEMENT OF ADDITIONAL INFORMATION
[______], 2011
to the
Registration Statement on Form N-14 Filed by:

Touchstone Funds Group Trust, on behalf of:	Class A	Class C	Class Y	Institutional
Touchstone Total Return Bond Fund				TCPNX
Touchstone Ultra Short Duration Fixed Income Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
and
Touchstone Investment Trust, on behalf of:
Touchstone Core Bond Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]

303 Broadway, Suite 1100
Cincinnati, OH  45202
1-800-543-0407

Relating to the February 10, 2012 Joint Special Meetings of Shareholders of the following Old Mutual Funds:

	Class A	Class C	Class Z	Institutional Class
Old Mutual Barrow Hanley Core Bond Fund	—	—	—	OCBIX
Old Mutual Dwight Short Term Fixed Income Fund	OIRAX	OIRCX	OBCPX	OIDSX
Old Mutual Dwight Intermediate Fixed Income Fund	OAFJX	OCIRX	OBFJX	OIDIX

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [_____], 2011, relating specifically to the Joint Special Meetings of Shareholders of each of Old Mutual Funds listed above, to be held on February 10, 2012 (the “Proxy Statement/Prospectus”).  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling or writing to Touchstone Funds at the telephone number or address stated above.  You also can access this information at [www.________].

Table of Contents

General Information
Incorporation by Reference
Pro Forma Financial Information

General Information

This Statement of Additional Information relates to the proposed (a) transfer of all of the assets and stated liabilities of each “Target Fund,” as identified below, to the corresponding “Acquiring Fund,” in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares to the corresponding class to the shareholders of the Target Fund; and (c) liquidation and termination of the Target Fund.

Target Fund	Acquiring Fund
Old Mutual Barrow Hanley Core Bond Fund	Touchstone Total Return Bond Fund
Old Mutual Dwight Short Term Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund
Old Mutual Dwight Intermediate Fixed Income Fund	Touchstone Core Bond Fund

Each Target Fund is a series of Old Mutual Funds II.  Touchstone Total Return Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund are series of Touchstone Funds Group Trust, and Touchstone Core Bond Fund is a series of Touchstone Investment Trust.  Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
Statement of Additional Information of Touchstone Funds Group Trust, with respect to Touchstone Total Return Bond Fund, dated January 28, 2011, as amended June 13, 2011 (filed via EDGAR on June 13, 2011, Accession No. 0001144204-11-035277).

2.
Statement of Additional Information of Touchstone Funds Group Trust, with respect to Class A, Class C, Class Y and Institutional shares of Touchstone Ultra Short Duration Fixed Income Fund, dated January 28, 2011, as amended October 27, 2011 (filed via EDGAR on October 27, 2011, Accession No. 0001104659-11-058514).

3.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of Touchstone Funds Group Trust for the fiscal period ended March 31, 2011, with respect to Touchstone Total Return Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund (filed via EDGAR on June 3, 2011, Accession No. 0001104659-11-033041).

4.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Touchstone Funds Group Trust for the fiscal year ended September 30, 2010, with respect to Touchstone Total Return Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund (filed via EDGAR on December 7, 2010, Accession No. 0001104659-10-061496).

5.
Statement of Additional Information of Touchstone Investment Trust, with respect to Class A and Class C shares of Touchstone Core Bond Fund, dated January 28, 2011, as amended April 18, 2011 (filed via EDGAR on April 18, 2011, Accession No. 0001144204-11-022677).

6.
Statement of Additional Information of Touchstone Investment Trust, with respect to Class Y and Institutional shares of Touchstone Core Bond Fund, dated January 28, 2011, as amended October 27, 2011 (filed via EDGAR on October 27, 2011, Accession No.0001104659-11-058505).

7.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of Touchstone Investment Trust for the fiscal period ended March 31, 2011, with respect to Touchstone Core Bond Fund (filed via EDGAR on June 3, 2011, Accession No. 0001104659-11-033044).

8.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Touchstone Investment Trust for the fiscal year ended September 30, 2010, with respect to Touchstone Core Bond Fund (filed via EDGAR on December 7, 2010, Accession No. 0001104659-10-061502).

9.
Statement of Additional Information of Old Mutual Funds II, with respect to Old Mutual Barrow Hanley Core Bond Fund, Old Mutual Dwight Short Term Fixed Income Fund, and Old Mutual Dwight Intermediate Fixed Income Fund, dated July 26, 2011 (filed via EDGAR on July 26, 2011, Accession No. 0000775180-11-000047).

10.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Old Mutual Funds II for the fiscal year ended March 31, 2011, with respect to Old Mutual Barrow Hanley Core Bond Fund, Old Mutual Dwight Short Term Fixed Income Fund, and Old Mutual Dwight Intermediate Fixed Income Fund (filed via EDGAR on June 7, 2011, Accession No. 0000775180-11-000035).

Pro Forma Financial Information

Proforma Financial Statements
Touchstone Ultra Short Duration Fixed Income Fund						Touchstone
Old Mutual Dwight Short Term Fixed Income Fund	Touchstone					Funds Group Trust
Pro forma combined Statement of Assets & Liabilities	Ultra Short	Old Mutual				Pro Forma
($000, excluding shares)	Duration Fixed	Dwight Short				Ultra Short
As Of March 31, 2011 (Unaudited)	Income	Term Fixed		Pro Forma		Duration Fixed
	Fund	Income Fund		Adjustments		Income Fund
Assets
Investment securities:
At cost	$264,741	$162,859				$427,600
Affiliated securities, at market value	$15,373	$1,176				$16,549
Non-affiliated securities, at market value	249,624	161,917				411,541
At market value	$264,997	$163,093				$428,090
Dividends and interest receivable	1,366	748				2,114
Receivable for capital shares sold	841	400				1,241
Receivable for securities sold	346	4,793				5,139
Other assets	59	7				66
Total Assets	267,609	169,041				436,650

Liabilities
Dividends payable	496	277				773
Payable for capital shares redeemed	2,185	221				2,406
Payable for securities purchased	-	5,799				5,799
Payable to Advisor	94	77				171
Payable to Distributor	-	2				2
Payable to other affiliates	27					27
Payable to Trustees	1	9				10
Other accrued expenses and liabilities	30	48				78
Total Liabilities	2,832	6,433				9,265

Net Assets	$264,776	$162,608				$427,384

Net assets consist of:
Paid-in capital	$280,017	$163,299	+			443,316
Accumulated net investment income (loss)	(982)	(9)				(991)
Accumulated net realized gains (losses) on investments
and foreign currency transactions	(14,514)	(916)				(15,430)
Net unrealized appreciation (depreciation) on investments	256	234				490
Net Assets	$264,776	$162,608				$427,384

Pricing of Class A Shares
Net assets attributable to Class A shares		$8,906				$8,906
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)		887,351				887,351
Net asset value and redemption price per share*		$10.04				$10.04
Maximum Offering Price per Share Class A		$10.35	***	10.24	****	$10.24

Pricing of Class C Shares
Net assets attributable to Class C shares		$9,763				$9,763
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)		973,081				973,081
Net asset value, offering price and redemption price per share* ++		$10.03				$10.03

Pricing of Class Institutional Shares
Net assets attributable to Class Institutional shares		$20,098				$20,098
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)		2,003,181				2,003,181
Net asset value, offering price and redemption price per share*		$10.03				$10.03

Pricing of Class Y Shares**
Net assets attributable to Class Y shares		$123,841				$123,841
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)		12,336,922				12,336,922
Net asset value, offering price and redemption price per share*		$10.04				$10.04

Pricing of Class Z Shares
Net assets attributable to Class Z shares	$264,776					$264,776
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	27,545,358					27,545,358
Net asset value, offering price and redemption price per share	$9.61					$9.61

+ Par Value of $0.001. unlimited authorization
++ Redemption price per share varies by length of time shares are held
* Net assets divided by shares may not calculate to the stated NAV because the amounts are shown rounded.
** Dwight Short Term Fixed Income Fund Z shares will convert to Touchstone Ultra Short Duration Fund Y shares.
*** Maximum Offering Price Per Share is equal to Net Asset Value / 97.00%
**** Maximum Offering Price Per Share is equal to Net Asset Value / 98.00%

Touchstone Funds Group Trust
Ultra Short Duration Fixed Income Fund
Proforma Combining
Statement of Operations
For the Twelve Months Ending March 31, 2011 (Unaudited)
($000)
		Old Mutual Dwight Short Term Fixed Income Fund	Touchstone Funds Group Trust Ultra Short Duration Fixed Income Fund	Proforma Adjustments		Touchstone Funds Group Trust Proforma Ultra Short Duration Fixed Income Fund

Investment Income
Dividends from affiliated securities		6	75			81
Dividends from non-affiliated securities		6	-			6
Interest Income		4,344	4,622			8,966
Income from securities loaned		-	-			-
Total Investment Income		4,356	4,697			9,054

Expenses
Investment advisory fees		821	550	(364	)A	1,007
Shareholder servicing fees		-	347			347
Distribution expenses, Class A		56	-			56
Distribution expenses, Class C		102	-			102
Administration fees		-	440	366	A	806
Transfer Agent fees, Class A		29	-	(5	)A	24
Transfer Agent fees, Class C		13	-	(2	)A	11
Transfer Agent fees, Class Y		94		(6	)A	88
Transfer Agent fees, Class Z			83	(6	)A	77
Transfer Agent fees, Institutional Class		3	-		A	3
Postage and supplies			7			7
Reports to shareholders		24	13			37
Registration fees, Fund level		51	-	(51	)D	-
Registration fees, Class A		-	-	6	D	6
Registration fees, Class C		-	-	6	D	6
Registration fees, Class Y		-	-	18	D	18
Registration fees, Class Z		-	28			28
Registration fees, Institutional Class		-	-	6	D	6
Professional fees		72	31	(73	)B	30
Custodian fees		10	4	(7	)A	7
Trustees' fees and expenses		84	10	(84	)B	10
Compliance fees and expenses			2			2
Other expenses		53	22	(27	)B	48
Total Expenses		1,412	1,537	(223)		2,726

Fees (waived) and/or expenses reimbursed by the Advisor/Administrator and expense recoupment		34	(84)	(318	)C	(368)
Trustees Fees waived by Advisor (1)		(38)		38	B	-
Net Expenses		1,408	1,453	(503)		2,358

Net Investment Income (Loss)		2,948	3,244	503		6,696

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security transactions		1,398	106			1,504
Net change in unrealized appreciation/
	(depreciation) on investments	(887)	(565)			(1,452)
Net Realized and Unrealized Gains on Investments		511	(460)			51

Net Increase in Net Assets from Operations		3,459	2,784	503		6,747

by the Adviser in future periods.
A	Based on differences in contractual expense agreements.
B	Decrease due to the elimination of duplicate expenses achieved by merging
C	Based on expense limitation agreement
D	Reclassification of fund level expens to class level expenses

Touchstone Funds Group Trust
Touchstone Ultra Short Duration Fixed Income Fund
Pro Forma Combining	Touchstone Ultra Short		Old Mutual Dwight Short				Touchstone Strategic Trust
Portfolio of Investments ($000)	Duration Fixed Income Fund		Term Fixed Income Fund		Proforma Adjustments		Proforma Ultra Short Duration
							Fixed Income Fund
March 31, 2011
(unaudited)	Principal Amount/ Shares	Market Value	Principal Amount/ Shares	Market Value	Principal Amount/ Shares	Market Value	Principal Amount/ Shares	Market Value
Commercial Mortgage-Backed Securities — 26.9%
American Home Mortgage Investment Trust, Ser 2005-2, Class 5A3, 5.077%, 9/25/35	1,476	1,489	-	-			1,476	1,489
Banc of America Commercial Mortgage, CMBS, Ser 2001-PB1, Cl A2 5.787%, 05/11/35	-	-	651	654			651	654
Banc of America Commercial Mortgage, CMBS, Ser 2002-2, Cl A3 5.118%, 07/11/43	-	-	580	592			580	592
Banc of America Commercial Mortgage, CMBS, Ser 2004-4, Cl A6 4.877%, 07/10/42 (C)	-	-	777	821			777	821
Banc of America Commercial Mortgage, Inc., Ser 2001-PB1, Class E, 6.228%, 5/11/35	1,615	1,628	-	-			1,615	1,628
Banc of America Commercial Mortgage, Inc., Ser 2005-3, Class ASB, 4.589%, 7/10/43	589	608	-	-			589	608
Banc of America Commercial Mortgage, Inc., Ser 2005-4, Class A2, 4.764%, 7/10/45	987	987	-	-			987	987
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Class A2, 5.165%, 9/10/47 (A)	2,133	2,132	-	-			2,133	2,132
Banc of America Mortgage Securities, Inc., Ser 2004-3, Class 1A23, 4.500%, 4/25/34	86	85	-	-			86	85
Bear Stearns Commercial Mortgage Securities,CMBS, Ser 2002-PBW1, Cl A1 3.970%, 11/11/35 (C)	-	-	131	132			131	132
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2002-PBW1, Cl A2 4.720%, 11/11/35 (C)	-	-	328	338			328	338
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Class A2, 5.286%, 6/11/41 (A)	1,562	1,631	-	-			1,562	1,631
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR5, Class A2, 4.254%, 7/11/42	405	406	-	-			405	406
Bear Stearns Commercial Mortgage Securities, Ser 2004-T16, Class A4, 4.320%, 2/13/46	1,284	1,292	-	-			1,284	1,292
Cendant Mortgage Corp., Ser 2002-11P, Class A1, 144a, 5.508%, 2/25/25 (A)	472	471	-	-			472	471
Cendant Mortgage Corp., Ser 2003-7P, Class A2, 144a, 4.869%, 6/25/17 (A)	774	779	-	-			774	779
Cendant Mortgage Corp., Ser 2003-8, Class 2A3, 4.875%, 10/25/33 (A)	941	944	-	-			941	944
Cendant Mortgage Corp., Ser 2004-2, Class A1, 4.084%, 5/25/34 (A)	1,590	1,592	-	-			1,590	1,592
Chase Mortgage Finance Corp., Ser 2004-S2, Class 2A2, 5.500%, 11/25/14	1,411	1,415	-	-			1,411	1,415
Citicorp Mortgage Securities, Inc., Ser 2003-10, Class A2, 4.500%, 11/25/18	688	694	-	-			688	694
Citicorp Mortgage Securities, Inc., Ser 2003-11, Class 1A4, 5.250%, 12/25/33	1,449	1,451	-	-			1,449	1,451
Citicorp Mortgage Securities, Inc., Ser 2005-1, Class 1A10, 5.750%, 2/25/35	1,223	1,233	-	-			1,223	1,233
Commercial Mortgage Acceptance Corp., Ser 1999-C1, Class H, 144a, 6.790%, 6/15/31	90	89	-	-			90	89
Commercial Mortgage Asset Trust, Ser 1999-C1, Class A3, 6.640%, 1/17/32	2,048	2,051	-	-			2,048	2,051
Commercial Mortgage Pass Through Certificates, CMBS, Ser 2005-LP5, Cl A2 4.630%, 05/10/43	-	-	161	163			161	163
Commercial Mortgage Pass Through Certificates, Ser 2004-LB3A, Class A3, 5.090%, 7/10/37 (A)	1,675	1,680	-	-			1,675	1,680
Commercial Mortgage Pass Through Certificates, Ser 2007-FL14, Class A1, 144a, 0.345%, 6/15/22 (A)	1,174	1,141	-	-			1,174	1,141
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-24, Class A2, 4.500%, 7/25/33	106	106	-	-			106	106
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J4, Class 1A2, 4.750%, 6/25/33	321	323	-	-			321	323
Credit Suisse First Boston Mortgage Securities Corp., Ser 1997-C2, Class D, 7.270%, 1/17/35	152	153	-	-			152	153
Credit Suisse First Boston Mortgage Securities Corp., Ser 1998-C2, Class D, 7.130%, 11/15/30	1,380	1,439	-	-			1,380	1,439
Credit Suisse First Boston Mortgage Securities Corp., Ser 2001-CK6, Class B, 6.582%, 8/15/36	1,000	1,019	-	-			1,000	1,019
Credit Suisse First Boston Mortgage Securities Corp., Ser 2003-27, Class 5A1, 5.250%, 11/25/33	306	307	-	-			306	307
Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-4, Class 3A9, 5.250%, 8/25/34	2,011	2,042	-	-			2,011	2,042
Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-C3, Class A3, 4.302%, 7/15/36	661	660	-	-			661	660
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D 7.270%, 01/17/35	-	-	101	102			101	102
DB-UBS Mortgage Trust, CMBS 144A, Ser 2011-LC1A, Cl A1 3.742%, 11/10/46	-	-	500	506			500	506
Fannie Mae, REMICS, CMO, Ser 2003-92, Cl JW 5.000%, 07/25/28 (H)	-	-	1,377	1,406			1,377	1,406
Fannie Mae, REMICS, CMO, Ser 2005-5, Cl AB 5.000%, 04/25/32	-	-	99	105			99	105
Fannie Mae, REMICS, CMO, Ser 2007-79, Cl MA 5.500%, 12/25/28	-	-	857	871			857	871
Fannie Mae, REMICS, CMO, Ser 2006-63, Cl QB 5.500%, 09/25/27	-	-	52	52			52	52
FDIC Structured Sale Guaranteed Notes,144A, B408CMO Ser 2010-S1, Cl 2A 3.250%, 04/25/38	-	-	1,722	1,741			1,722	1,741
First Union National Bank, CMBS, Ser 2002-C1, Cl A2 6.141%, 02/12/34	-	-	864	888			864	888
Freddie Mac REMICS, CMO, Ser 2003-2592, Cl PE 5.000%, 01/15/17 (H)	-	-	506	517			506	517
Freddie Mac REMICS, CMO, Ser 2003-2623, Cl AJ 4.500%, 07/15/16 (H)	-	-	632	638			632	638
Freddie Mac REMICS, CMO, Ser 2004-2868, Cl BE 4.250%, 08/15/24 (H)	-	-	530	541			530	541
Freddie Mac REMICS, CMO, Ser 2004-2890, Cl QA 5.000%, 01/15/18 (H)	-	-	228	231			228	231
Freddie Mac REMICS, CMO, Ser 2005-2916, Cl YE 5.000%, 11/15/26 (H)	-	-	432	436			432	436
Freddie Mac REMICS, CMO, Ser 2005-2989, Cl TE 5.000%, 12/15/22	-	-	481	488			481	488
Freddie Mac REMICS, CMO, Ser 2006-R007, Cl AC 5.875%, 05/15/16	-	-	275	276			275	276
Freddie Mac REMICS, CMO, Ser 2007-3316, Cl EA 5.500%, 10/15/29	-	-	123	123			123	123
Freddie Mac REMICS, CMO, Ser 2008-3405, Cl PA 5.000%, 10/15/31	-	-	737	755			737	755
GE Capital Commercial Mortgage Corp., Ser 2001-3, Class B, 6.260%, 6/10/38	1,000	1,021	-	-			1,000	1,021
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Class A3, 4.371%, 1/10/38	763	766	-	-			763	766
GE Capital Commercial Mortgage, CMBS, Ser 2001-2, Cl A4 6.290%, 08/11/33	-	-	1,323	1,328			1,323	1,328
GMAC Commercial Mortgage Securities, CMBS, Ser 2004-C3, Cl A4 4.547%, 12/10/41	-	-	807	817			807	817
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C2, Class A2, 6.700%, 4/15/34	334	333	-	-			334	333
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Class A2, 4.760%, 8/10/38	1,072	1,075	-	-			1,072	1,075
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Class A3, 4.207%, 12/10/41	3,181	3,181	-	-			3,181	3,181
GMAC Mortgage Corp. Loan Trust, Ser 2004-JR1, Class A8, 5.250%, 12/25/14	2,684	2,708	-	-			2,684	2,708
Greenwich Capital Commercial Funding, CMBS, Ser 2005-GG3, Cl A2 4.305%, 08/10/42	-	-	1,170	1,171			1,170	1,171
GS Mortgage Securities, CMBS, Ser 2003-C1, Cl A3 4.608%, 01/10/40	-	-	452	471			452	471
GS Mortgage Securities, CMBS, Ser 2005-GG4, Cl ADP 3.452%, 07/10/39	-	-	127	127			127	127
GS Mortgage Securities II, CMBS, Ser 2007-GG10, Cl A2 5.778%, 08/10/45 (C)	-	-	479	491			479	491
GSR Mortgage Loan Trust, CMO, Ser 2005-AR3, Cl 3A2 2.795%, 05/25/35 (C)(G)	-	-	1,120	460			1,120	460
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2002-CIB5, Class A1, 4.372%, 10/12/37	853	861	-	-			853	861
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-PM1A, Class A3, 5.169%, 8/12/40 (A)	1,147	1,185	-	-			1,147	1,185
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C3, Class A2, 4.223%, 1/15/42	835	835	-	-			835	835
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-CBX, Class A4, 4.529%, 1/12/37	1,620	1,636	-	-			1,620	1,636
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-LN2, Class A1, 4.475%, 7/15/41	1,086	1,097	-	-			1,086	1,097
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2003-CB6, Cl A1 4.393%, 07/12/37	-	-	1,348	1,374			1,348	1,374
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	-	-	594	601			594	601
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP2, Cl A3A 4.678%, 07/15/42	-	-	463	478			463	478
JP Morgan Commercial Mortgage Finance Corp., Ser 2000-C9, Class G, 144a, 6.250%, 10/15/32	485	486	-	-			485	486
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Class D, 6.980%, 2/18/30	693	694	-	-			693	694
LB Commercial Conduit Mortgage Trust, Ser 1998-C4, Class F, 144a, 6.000%, 10/15/35	229	229	-	-			229	229
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2002-C1, Cl A4 6.462%, 03/15/31	-	-	831	857			831	857
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2002-C4, Cl A5 4.853%, 09/15/31	-	-	1,541	1,602			1,541	1,602
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2002-C7, Cl A4 4.960%, 12/15/31	-	-	792	831			792	831
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Class A3, 5.386%, 6/15/26	853	860	-	-			853	860
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Class A2, 4.064%, 9/15/27 (A)	1,381	1,381	-	-			1,381	1,381
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Class A3, 4.830%, 11/15/27	1,617	1,666	-	-			1,617	1,666
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Class A2, 4.821%, 4/15/30	1,915	1,916	-	-			1,915	1,916
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Class A2, 5.103%, 11/15/30	2,294	2,298	-	-			2,294	2,298
Merrill Lynch / Countrywide Commercial Mortgage Trust, Ser 2006-2, Class A2, 5.878%, 6/12/46 (A)	466	466	-	-			466	466
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Class A3, 4.893%, 11/12/35	378	390	-	-			378	390
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Class A2, 4.071%, 10/12/41	1,260	1,266	-	-			1,260	1,266
MLCC Mortgage Investors, CMO, Ser 2004-1, Cl 1A 2.276%, 12/25/34 (C)(H)	-	-	885	800			885	800
Morgan Stanley Capital I, CMBS 144A, Ser 2011-C1, Cl A2 3.884%, 09/15/47	-	-	515	524			515	524
Nomura Asset Securities, CMBS, Ser 1998-D6, Cl A2 6.553%, 03/15/30 (C)	-	-	1,013	1,101			1,013	1,101
PHH Mortgage Capital LLC, CMO, Ser 2008-CIM2, Cl 5A1 6.000%, 07/25/38	-	-	3,657	3,785			3,657	3,785
PHH Mortgage Capital LLC, Ser 2006-2, Class A2, 6.091%, 7/18/36 (A)	2,838	2,858	-	-			2,838	2,858
PHH Mortgage Capital LLC, Ser 2006-3, Class A4, 5.859%, 10/18/36 (A)	1,417	1,436	-	-			1,417	1,436
Popular ABS Mortgage Pass-Through Trust, Ser 2006-E, Class A1, 0.340%, 1/25/37 (A)	1,258	1,253	-	-			1,258	1,253
Protective Finance, CMBS 144A, Ser 2007-PLA, Cl A1 5.325%, 03/14/38	-	-	353	358			353	358
Prudential Commercial Mortgage Trust, CMBS, Ser 2003-PWR1, Cl A1 3.669%, 02/11/36	-	-	420	421			420	421
Prudential Commercial Mortgage Trust, CMBS, Ser 2003-PWR1, Cl A2 4.493%, 02/11/36	-	-	705	734			705	734
Prudential Mortgage Capital Funding LLC, Ser 2001-ROCK, Class A2, 6.605%, 5/10/34	121	121	-	-			121	121
Residential Asset Mortgage Products, Inc., Ser 2003-RZ3, Class A6, 3.400%, 3/25/33	1,923	1,915	-	-			1,923	1,915
Residential Funding Mortgage Securities I, Ser 2004-S9, Class 1A6, 5.500%, 12/25/34	1,037	1,048	-	-			1,037	1,048
Sequoia Mortgage Trust, CMO, Ser 2004-12, Cl A1 0.524%, 01/20/35 (C)(H)	-	-	879	732			879	732
Structured Asset Securities, CMO, Ser 2002-21A, Cl 4A1 2.711%, 11/25/32 (C)	-	-	1,632	1,478			1,632	1,478
TIAA Seasoned Commercial Mortgage Trust, CMBS, Ser 2007-C4, Cl A1 5.580%, 08/15/39 (C)	-	-	374	378			374	378
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Class A2, 3.894%, 11/15/35	2,858	2,860	-	-			2,858	2,860
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Class A3, 4.608%, 12/15/35	533	553	-	-			533	553
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Class A4, 5.030%, 1/15/41	2,300	2,374	-	-			2,300	2,374
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C12, Class A2, 5.001%, 7/15/41	530	531	-	-			530	531
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Class APB, 5.037%, 3/15/42	3,156	3,287	-	-			3,156	3,287
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2002-18, Cl 2A4 6.000%, 12/25/32 (H)	-	-	67	68			67	68
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2005-AR3, Cl 2A1 2.878%, 03/25/35 (C)(H)	-	-	1,608	1,567			1,608	1,567
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-11, Class 1A11, 4.750%, 10/25/18	934	933	-	-			934	933
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-17, Class 1A10, 5.250%, 1/25/14	990	997	-	-			990	997
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 4.694%, 12/25/33 (A)	2,912	3,013	-	-			2,912	3,013
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-3, Class A11, 5.500%, 5/25/35	453	452	-	-			453	452
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Class A12, 5.000%, 11/25/36	260	261	-	-			260	261

Total Commercial Mortgage-Backed Securities		$80,090		$34,930				$115,020

U.S. Government Mortgage-Backed Obligations — 16.6%
FHLMC,Pool #848088, 2.535%, 4/1/35 (A)	502	528	-	-			502	528
FHLMC,Pool #1L1288, 2.584%, 5/1/36 (A)	779	808	-	-			779	808
FHLMC,Pool #1H2524, 2.585%, 8/1/35 (A)	325	343	-	-			325	343
FHLMC,Pool #847795, 2.591%, 4/1/35 (A)	636	668	-	-			636	668
FHLMC,Pool #781515, 2.621%, 4/1/34 (A)	2,235	2,318	-	-			2,235	2,318
FHLMC,Pool #1Q0080, 2.778%, 1/1/36 (A)	871	916	-	-			871	916
FHLMC,Pool #1Q0187, 2.888%, 12/1/36 (A)	2,063	2,178	-	-			2,063	2,178
FHLMC,Pool #1B7189, 3.487%, 3/1/36 (A)	1,336	1,405	-	-			1,336	1,405
FHLMC,Pool #J10895, 4.000%, 10/1/19 (A)	1,950	2,040	-	-			1,950	2,040
FHLMC,Pool #1L0087, 5.044%, 6/1/35 (A)	1,073	1,141	-	-			1,073	1,141
FHLMC,Pool #1Q0669, 5.235%, 11/1/37 (A)	800	839	-	-			800	839
FHLMC,Pool #1G1471, 5.435%, 1/1/37 (A)	679	715	-	-			679	715
FHLMC,Pool #1J1813, 5.745%, 8/1/37 (A)	1,125	1,198	-	-			1,125	1,198
FHLMC,Pool #1K1238, 5.792%, 7/1/36 (A)	855	890	-	-			855	890
FHLMC,Pool #1Q0119, 5.827%, 9/1/36 (A)	1,679	1,765	-	-			1,679	1,765
FHLMC,Pool #E64944, 7.000%, 7/1/11	3	3	-	-			3	3
FHLMC,Pool #G11072, 7.500%, 12/1/15	116	127	-	-			116	127
FHLMC REMICS,Ser 2770, Class FH, 0.655%, 3/15/34 (A)	1,932	1,932	-	-			1,932	1,932
FHLMC REMICS,Ser 2571, Class FN, 0.905%, 8/15/32 (A)	1,653	1,659	-	-			1,653	1,659
FHLMC REMICS,Ser 2628, Class BG, 3.500%, 7/15/16	711	718	-	-			711	718
FHLMC REMICS,Ser 2611, Class KC, 3.500%, 1/15/17	340	341	-	-			340	341
FHLMC REMICS,Ser 2590, Class UL, 3.750%, 3/15/32	642	671	-	-			642	671
FHLMC REMICS,Ser 2682, Class HG, 4.000%, 4/15/17	122	124	-	-			122	124
FHLMC REMICS,Ser 2594, Class YA, 4.000%, 4/15/23	693	728	-	-			693	728
FHLMC REMICS,Ser 2586, Class WA, 4.000%, 12/15/32	556	578	-	-			556	578
FHLMC REMICS,Ser 2833, Class NA, 4.500%, 5/15/17	420	425	-	-			420	425
FHLMC REMICS,Ser 2575, Class LM, 4.500%, 5/15/32	294	305	-	-			294	305
FHLMC REMICS,Ser 2904, Class CM, 5.000%, 1/15/18	187	189	-	-			187	189
FHLMC REMICS,Ser 2904, Class CA, 5.000%, 4/15/19	703	736	-	-			703	736
FHLMC REMICS,Ser 3196, Class PA, 5.250%, 8/15/11	186	187	-	-			186	187
FHLMC REMICS,Ser 3215, Class EP, 5.375%, 9/15/11	450	455	-	-			450	455
FHLMC REMICS,Ser 3197, Class AB, 5.500%, 8/15/13	225	231	-	-			225	231
FHLMC REMICS,Ser 3104, Class BA, 5.500%, 6/15/24	812	860	-	-			812	860
FHLMC REMICS,Ser 3178, Class PA, 5.500%, 10/15/27	154	155	-	-			154	155
FHLMC REMICS,Ser 3242, Class NC, 5.750%, 12/15/28	895	909	-	-			895	909
FNMA,Pool #810896, 2.028%, 1/1/35 (A)	924	966	-	-			924	966
FNMA,Pool #813844, 2.039%, 1/1/35 (A)	4,024	4,202	-	-			4,024	4,202
FNMA,Pool #784365, 2.050%, 5/1/34 (A)	334	347	-	-			334	347
FNMA,Pool #827787, 2.054%, 5/1/35 (A)	1,871	1,946	-	-			1,871	1,946
FNMA,Pool #806765, 2.082%, 11/1/34 (A)	476	495	-	-			476	495
FNMA,Pool #813714, 2.206%, 1/1/35 (A)	872	905	-	-			872	905
FNMA,Pool #681842, 2.375%, 2/1/33 (A)	242	253	-	-			242	253
FNMA,Pool #809897, 2.397%, 3/1/35 (A)	220	230	-	-			220	230
FNMA,Pool #813170, 2.450%, 1/1/35 (A)	498	522	-	-			498	522
FNMA,Pool #725245, 2.462%, 2/1/34 (A)	665	698	-	-			665	698
FNMA,Pool #804001, 2.466%, 10/1/34 (A)	270	284	-	-			270	284
FNMA,Pool #681898, 2.482%, 4/1/33 (A)	636	666	-	-			636	666
FNMA,Pool #735539, 2.556%, 4/1/35 (A)	402	422	-	-			402	422
FNMA,Pool #743207, 2.572%, 10/1/33 (A)	286	300	-	-			286	300
FNMA,Pool #1B2629, 2.612%, 11/1/34 (A)	370	388	-	-			370	388
FNMA,Pool #828480, 2.708%, 6/1/35 (A)	325	341	-	-			325	341
FNMA,Pool #825395, 2.717%, 7/1/35 (A)	2,634	2,763	-	-			2,634	2,763
FNMA,Pool #922674, 2.769%, 4/1/36 (A)	1,960	2,063	-	-			1,960	2,063
FNMA,Pool #679742, 3.082%, 1/1/40 (A)	725	759	-	-			725	759
FNMA,Pool #888548, 3.623%, 5/1/35 (A)	209	219	-	-			209	219
FNMA,Pool #AE0727, 4.000%, 10/1/20	3,705	3,882	-	-			3,705	3,882
FNMA,Pool #839239, 4.939%, 9/1/35 (A)	1,381	1,464	-	-			1,381	1,464
FNMA,Pool #745790, 5.042%, 8/1/36 (A)	820	873	-	-			820	873
FNMA,Pool #888179, 5.214%, 2/1/37 (A)	489	513	-	-			489	513
FNMA,Pool #995284, 5.500%, 3/1/20	1,002	1,087	-	-			1,002	1,087
FNMA,Pool #745467, 5.628%, 4/1/36 (A)	378	405	-	-			378	405
FNMA,Pool #950385, 5.779%, 8/1/37 (A)	451	482	-	-			451	482
FNMA,Pool #735439, 6.000%, 9/1/19	1,657	1,807	-	-			1,657	1,807
FNMA,Pool #519992, 7.000%, 10/1/14	49	53	-	-			49	53
FNMA,Pool #535219, 7.500%, 3/1/15	51	56	-	-			51	56
FNMA,Pool #534851, 7.500%, 4/1/15	35	39	-	-			35	39
FNMA,Pool #555646, 7.500%, 9/1/16	216	232	-	-			216	232
FNMA,Pool #535635, 8.500%, 6/1/12	0	0	-	-			0	0
FNMA REMICS,Ser 2003-81, Class FE, 0.750%, 9/25/33 (A)	2,575	2,585	-	-			2,575	2,585
FNMA REMICS,Ser 2004-96, Class LF, 1.250%, 12/25/34 (A)	1,496	1,506	-	-			1,496	1,506
FNMA REMICS,Ser 2003-34, Class AD, 4.000%, 1/25/32	118	119	-	-			118	119
FNMA REMICS,Ser 2003-19, Class ME, 4.000%, 1/25/33	306	319	-	-			306	319
FNMA REMICS,Ser 2003-33, Class AU, 4.000%, 3/25/33	528	551	-	-			528	551
FNMA REMICS,Ser 2003-119, Class PU, 4.000%, 11/25/33	865	902	-	-			865	902
FNMA REMICS,Ser 2003-33, Class AM, 4.250%, 5/25/33	402	423	-	-			402	423
FNMA REMICS,Ser 2003-81, Class NY, 4.500%, 9/25/16	195	199	-	-			195	199
FNMA REMICS,Ser 2003-25, Class CE, 4.500%, 3/25/17	191	193	-	-			191	193
FNMA REMICS,Ser 2008-35, Class IO, 4.500%, 4/25/23 (B)	1,926	165	-	-			1,926	165
FNMA REMICS,Ser 2008-95, Class AD, 4.500%, 12/25/23	656	692	-	-			656	692
FNMA REMICS,Ser 2003-129, Class PW, 4.500%, 7/25/33	381	392	-	-			381	392
FNMA REMICS,Ser 2006-26, Class QA, 5.500%, 6/25/26	177	177	-	-			177	177
FNMA REMICS,Ser 2006-2, Class GH, 5.500%, 6/25/32	65	66	-	-			65	66
FNMA REMICS,Ser 2007-9, Class YA, 5.500%, 3/25/37	413	413	-	-			413	413
GNMA,Pool #G2 80889, 2.000%, 4/20/34 (A)	789	813	-	-			789	813
GNMA,Pool #G2 81016, 2.625%, 8/20/34	1,100	1,136	-	-			1,100	1,136
GNMA,Pool #G2 8366, 3.375%, 6/20/18 (A)	49	51	-	-			49	51
GNMA,Pool #G2 8462, 3.375%, 2/20/19 (A)	3	4	-	-			3	4
GNMA,Pool #G2 8404, 3.500%, 9/20/18 (A)	2	2	-	-			2	2
GNMA,Pool #G2 80826, 3.500%, 2/20/34 (A)	1,235	1,289	-	-			1,235	1,289
GNMA,Pool #G2 8103, 4.000%, 2/20/16 (A)	16	16	-	-			16	16
GNMA,Pool #G2 8287, 4.000%, 11/20/17 (A)	27	28	-	-			27	28
GNMA,Pool #G2 8297, 4.000%, 12/20/17 (A)	31	32	-	-			31	32
GNMA,Pool #G2 8333, 4.000%, 3/20/18 (A)	56	59	-	-			56	59
GNMA,Pool #G2 8345, 4.000%, 4/20/18 (A)	34	36	-	-			34	36
GNMA,Pool #G2 8405, 4.000%, 9/20/18 (A)	20	20	-	-			20	20
GNMA,Pool #G2 8489, 4.000%, 4/20/19 (A)	19	20	-	-			19	20
Total U.S. Government Mortgage-Backed Obligations		$70,955		$—		$—		$70,955

Corporate Bonds — 22.5%
Alabama Power, Ser 07-D 4.850%, 12/15/12	-	-	1,800	1,914			1,800	1,914
Allied Waste North America, Inc., 6.875%, 6/1/17	2,000	2,180	-	-			2,000	2,180
American Express Bank FSB, 5.500%, 4/16/13	1,235	1,325	-	-			1,235	1,325
American Express Centurion Bank, 5.550%, 10/17/12	2,000	2,119	-	-			2,000	2,119
Andrew W Mellon Foundation 3.950%, 08/01/14	-	-	2,500	2,651			2,500	2,651
Bank of America 5.375%, 09/11/12	1,650	1,737	1,350	1,421			3,000	3,158
Bank of Montreal 144A, 2.850%, 06/09/15	-	-	2,000	2,017			2,000	2,017
Bear Stearns Cos. LLC, 6.950%, 8/10/12	2,000	2,153	-	-			2,000	2,153
BNP Paribas / BNP Paribas US MTN Program LLC, Ser 2, 2.125%, 12/21/12	1,371	1,389	-	-			1,371	1,389
BNP Paribas Home Loan 144A, 2.200%, 11/02/15	-	-	1,134	1,090			1,134	1,090
Canadian Imperial Bank of Commerce 144A, 2.000%, 02/04/13	-	-	1,740	1,771			1,740	1,771
Carolina Power & Light 6.500%, 07/15/12	-	-	1,225	1,308			1,225	1,308
Caterpillar Financial Services 1.650%, 04/01/14	-	-	250	249			250	249
CDP Financial 144A, 3.000%, 11/25/14	-	-	3,500	3,568			3,500	3,568
Cintas Corp. No 2, 6.000%, 6/1/12	700	736	-	-			700	736
Citigroup 2.875%, 12/09/11	-	-	1,100	1,120			1,100	1,120
Citigroup Funding 1.875%, 11/15/12	-	-	3,000	3,057			3,000	3,057
Countrywide Financial Corp. MTN, 5.800%, 6/7/12	2,000	2,104	-	-			2,000	2,104
Credit Suisse, 3.450%, 7/2/12	1,240	1,278	-	-			1,240	1,278
Daimler Finance 6.500%, 11/15/13	-	-	1,500	1,675			1,500	1,675
Deutsche Bank AG, 5.375%, 10/12/12	1,599	1,697	-	-			1,599	1,697
Devin F & Janis L McCarthy, Ser 1997, 0.750%, 7/2/17 (A)	1,415	1,415	-	-			1,415	1,415
DNB Nor Boligkreditt 144A, 2.100%, 10/14/15	-	-	1,000	968			1,000	968
Erac USA Finance 144A, 2.250%, 01/10/14	-	-	1,200	1,197			1,200	1,197
European Investment Bank 3.000%, 04/08/14	-	-	2,200	2,293			2,200	2,293
General Electric Capital Corp. MTN, 6.000%, 6/15/12	2,000	2,118	-	-			2,000	2,118
General Electric Capital Corp., 5.000%, 4/10/12	22	23	-	-			22	23
Goldman Sachs Group 3.250%, 06/15/12	-	-	2,000	2,066			2,000	2,066
Hewlett-Packard 2.950%, 08/15/12	-	-	1,800	1,850			1,800	1,850
HSBC Finance Corp., 7.000%, 5/15/12	2,378	2,529	-	-			2,378	2,529
HSBC USA 3.125%, 12/16/11	-	-	2,438	2,487			2,438	2,487
JP Morgan Chase & Co., 5.375%, 10/1/12	500	531	-	-			500	531
JPMorgan Chase & Co., 5.750%, 1/2/13	500	535	-	-			500	535
KCP&L Greater Missouri Operations Co., 11.875%, 7/1/12	3,795	4,233	-	-			3,795	4,233
Kreditanstalt fuer Wiederaufbau 3.500%, 03/10/14	-	-	2,450	2,592			2,450	2,592
Laurel Grocery Co. LLC, Ser 1999, 0.750%, 12/1/14 (A)	1,015	1,015	-	-			1,015	1,015
Metropolitan Life Global Funding I, 144a, 2.875%, 9/17/12	2,650	2,702	-	-			2,650	2,702
Microsoft 0.875%, 09/27/13	-	-	1,000	993			1,000	993
Microsoft 2.500%, 02/08/16	-	-	860	859			860	859
MidAmerican Energy Co., 5.650%, 7/15/12	1,000	1,056	-	-			1,000	1,056
Northern Trust Corp., 5.200%, 11/9/12	500	535	-	-			500	535
Pfizer 4.450%, 03/15/12	-	-	1,800	1,867			1,800	1,867
PNC Funding 2.300%, 06/22/12	-	-	1,500	1,532			1,500	1,532
Principal Life Income Funding Trusts, MTN 5.150%, 06/17/11	-	-	2,500	2,524			2,500	2,524
Reed Elsevier Capital, Inc., 4.625%, 6/15/12	3,000	3,109	-	-			3,000	3,109
Regions Bank, MTN 3.250%, 12/09/11	-	-	2,124	2,167			2,124	2,167
Sanofi-Aventis 1.625%, 03/28/14	-	-	350	349			350	349
Sempra Energy 2.000%, 03/15/14	-	-	1,000	993			1,000	993
Toronto-Dominion Bank 144A, 2.200%, 07/29/15	-	-	1,300	1,285			1,300	1,285
TransCanada PipeLines Ltd., 8.625%, 5/15/12	500	542	-	-			500	542
US Central Federal Credit Union 1.900%, 10/19/12	-	-	3,300	3,362			3,300	3,362
Valero Energy Corp., 4.750%, 6/15/13	3,000	3,185	-	-			3,000	3,185
WCI Finance LLC / WEA Finance LLC, 144a, 5.400%, 10/1/12	635	672	-	-			635	672
Wells Fargo Financial, Inc., 5.500%, 8/1/12	750	795	-	-			750	795
Yale University, MTN 2.900%, 10/15/14	-	-	3,212	3,318			3,212	3,318
Total Corporate Bonds		$41,712		$54,543		$—		$96,255

Asset-Backed Securities — 14.5%
Ally Auto Receivables Trust, Ser 2010-1, Cl A3 1.450%, 05/15/14	-	-	433	436			433	436
Ally Auto Receivables Trust, Ser 2010-2, Cl A3 1.380%, 07/15/14	-	-	1,000	1,005			1,000	1,005
Ally Auto Receivables Trust, Ser 2010-3, Cl A3 1.110%, 10/15/14	-	-	1,225	1,222			1,225	1,222
Ally Master Owner Trust, Ser 2011-1, Cl A2 2.150%, 01/15/16	-	-	1,685	1,685			1,685	1,685
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A3 3.040%, 10/15/13	-	-	2,820	2,859			2,820	2,859
AmeriCredit Automobile Receivables Trust, Ser 2008-AF, Class A3, 5.680%, 12/12/12	271	272	-	-			271	272
Bank of America Auto Trust, Ser 2008-1A, Class A3A, 144a, 4.970%, 9/20/12	591	597	-	-			591	597
Bank of America Auto Trust, Ser 2009-1A, Class A3, 144a, 2.670%, 7/15/13	1,508	1,522	-	-			1,508	1,522
Bank of America Auto Trust, Ser 2010-1A, Class A3, 144a, 1.390%, 3/15/14	1,000	1,006	-	-			1,000	1,006
BCRR Trust, Ser 2010-LEAF, Class 22A, 144a, 4.230%, 9/22/35	547	547	-	-			547	547
BCRR Trust, Ser 2010-LEAF, Class 42A, 144a, 4.230%, 7/22/33	1,294	1,297	-	-			1,294	1,297
BCRR Trust, Ser 2010-LEAF, Class 4A, 144a, 4.230%, 4/22/36	3,700	3,697	-	-			3,700	3,697
BMW Vehicle Owner Trust, Ser 2010-A, Cl A3 1.390%, 04/25/14	-	-	1,000	1,008			1,000	1,008
Cabela's Master Credit Card Trust 144A, Ser 2009-1A, Cl A 2.219%, 03/16/15 (C)	-	-	1,500	1,521			1,500	1,521
Capital One Prime Auto Receivables Trust, Ser 2007-2, Class A4, 5.060%, 6/15/14	1,042	1,055	-	-			1,042	1,055
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Class A3, 2.820%, 1/15/16	1,648	1,671	-	-			1,648	1,671
Entergy Gulf States Reconstruction Funding, Ser 2007-A, Cl A1 5.510%, 10/01/13	-	-	1,755	1,817			1,755	1,817
Entergy Texas Restoration Funding, Ser 2009-A, Cl A1 2.120%, 02/01/16	-	-	1,629	1,659			1,629	1,659
Fannie Mae, Ser 2001-W4, Cl AF5 6.114%, 02/25/32(E)(H)	-	-	142	155			142	155
First Horizon Asset Securities, Inc., Ser 2003-3, Class 1A2, 4.200%, 5/25/33	413	414	-	-			413	414
First Union-Lehman Brothers-Bank of America, Ser 1998-C2, Class C, 6.730%, 11/18/35	209	209	-	-			209	209
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3 1.510%, 01/15/14	-	-	3,425	3,448			3,425	3,448
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3 1.320%, 06/15/14	-	-	1,500	1,509			1,500	1,509
Ford Credit Auto Owner Trust, Ser 2007-B, Class B, 5.690%, 11/15/12	2,500	2,587	-	-			2,500	2,587
Ford Credit Auto Owner Trust, Ser 2008-A, Class A3A, 3.960%, 4/15/12	200	200	-	-			200	200
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1 2.120%, 02/15/16	-	-	945	947			945	947
Greenwich Capital Commercial Funding Corp., Ser 2003-C2, Class A3, 4.533%, 1/5/36	1,169	1,192	-	-			1,169	1,192
Harley-Davidson Motorcycle Trust, Ser 2009-3, Class A3, 1.740%, 9/15/13	1,265	1,273	-	-			1,265	1,273
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3 0.700%, 04/21/14	-	-	1,350	1,347			1,350	1,347
Household Automotive Trust, Ser 2007-1, Class A4, 5.330%, 11/17/13	1,722	1,725	-	-			1,722	1,725
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Class A, 144a, 2.550%, 9/15/16	3,706	3,696	-	-			3,706	3,696
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Class A1, 0.600%, 3/25/32 (A)	113	113	-	-			113	113
MASTR Alternative Loans Trust, Ser 2003-3, Class 2A1, 8.500%, 5/25/33	349	363	-	-			349	363
MASTR Asset Securitization Trust, Ser 2004-4, Class 2A2, 0.700%, 4/25/34 (A)	62	62	-	-			62	62
Mercedes-Benz Auto Receivables Trust, Ser 2010-1, Cl A3 1.420%, 08/15/14	-	-	500	504			500	504
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Class A4, 6.390%, 7/15/33	1,798	1,803	-	-			1,798	1,803
Nissan Auto Lease Trust, Ser 2009-A, Class A3, 2.920%, 12/15/11	2,011	2,015	-	-			2,011	2,015
Oil and Gas Royalty Trust 144A, Ser 2005-1A, Cl A 5.090%, 07/28/12 (G)	-	-	400	405			400	405
Residential Accredit Loans, Inc., Ser 2003-QS10, Class A7, 5.500%, 5/25/33	802	838	-	-			802	838
Residential Accredit Loans, Inc., Ser 2003-QS14, Class A1, 5.000%, 7/25/18	2,042	2,109	-	-			2,042	2,109
Residential Asset Securitization Trust, Ser 2003-A8, Class A1, 3.750%, 10/25/18	2,173	2,207	-	-			2,173	2,207
Santander Drive Auto Receivables Trust, Ser 2010-1, Class A2, 1.360%, 3/15/13	2,185	2,191	-	-			2,185	2,191
Structured Asset Investment Loan Trust, Ser 2005-1, Class A5, 144a, 0.600%, 2/25/35 (A)	651	642	-	-			651	642
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A3 1.270%, 12/16/13	-	-	1,000	1,006			1,000	1,006
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3 1.040%, 02/18/14	-	-	665	668			665	668
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3 0.770%, 04/15/14	-	-	1,395	1,393			1,395	1,393
Wells Fargo Home Equity Trust, Ser 2006-1, Class A3, 0.400%, 5/25/36 (A)	328	324	-	-			328	324
World Omni Auto Receivables Trust, Ser 2007-A, Class A4, 0.255%, 11/15/12 (A)	378	378	-	-			378	378
World Omni Auto Receivables Trust, Ser 2007-B, Class A4, 5.390%, 5/15/13	1,144	1,170	-	-			1,144	1,170
Total Asset-Backed Securities		$37,175		$24,594				$61,769

Municipal Bonds — 2.7%
Alabama
Chatom IDB Rev, Ser 2007 Class A 1.200%, 8/1/11	3,000	3,000	-	-			3,000	3,000

Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority 1.110%, 02/01/16	-	-	950	948			950	948

New Mexico
NM Edl Asst Rev, Ser 2010 A-2 (Gtd St Lns) 0.959%, 6/22/11	1,835	1,815	-	-			1,835	1,815

Ohio
Hamilton Co OH Rev, Ser 1998 G Class G (NATL-RE) 5.250%, 5/15/11	1,170	1,174	-	-			1,170	1,174
Medina Co OH IDR (Mack Inds), Ser 1998 (LOC: JP Morgan Chase Bank) 0.400%, 4/10/11	1,750	1,750	-	-			1,750	1,750

Pennsylvania
Commonwealth Fing Auth. PA Rev, Ser A 3.860%, 6/1/11	2,750	2,762	-	-			2,750	2,762
Total Municipal Bonds		$10,501		$948				$11,449

U.S. Government Agency Obligations — 7.6%
FHLB 1.750%, 08/22/12	-	-	2,500	2,540			2,500	2,540
FHLMC 1.150%, 09/03/13	-	-	1,800	1,792			1,800	1,792
FHLMC 1.750%, 06/15/12	-	-	1,800	1,828			1,800	1,828
FHLMC 2.125%, 03/23/12 (H)	-	-	2,000	2,034			2,000	2,034
FHLMC Gold 4.000%, 05/15/26 TBA	-	-	900	922			900	922
FHLMC Gold 4.500%, 06/01/25	-	-	1,930	2,035			1,930	2,035
FHLMC Gold 4.500%, 08/01/25	-	-	970	1,021			970	1,021
FHLMC Gold 5.500%, 06/01/40	-	-	58	62			58	62
FHLMC Gold 5.500%, 08/01/39	-	-	86	93			86	93
FNMA 1.125%, 10/08/13	-	-	2,000	1,981			2,000	1,981
FNMA 1.300%, 12/30/13	-	-	1,730	1,723			1,730	1,723
FNMA 5.000%, 07/01/40	-	-	3,954	4,176			3,954	4,176
FNMA 5.500%, 01/01/19	-	-	2,546	2,765			2,546	2,765
FNMA 5.500%, 03/01/40	-	-	85	91			85	91
FNMA 5.500%, 04/01/38	-	-	39	42			39	42
FNMA 5.500%, 04/01/40	-	-	28	31			28	31
FNMA, 1.050%, 10/22/13	2,000	1,990	-	-			2,000	1,990
Overseas Private Investment Corp.,Ser B, 0.240%, 3/15/17	7,200	7,200	-	-			7,200	7,200
Total U.S. Government Agency Obligations		$9,190		$23,136				$32,326

U.S. Treasury Obligations — 5.4%
U.S. Treasury Inflation Indexed Notes 2.375%, 04/15/11 (F)	-	-	3,300	3,672			3,300	3,672
U.S. Treasury Inflation Indexed Notes 1.125%, 01/15/21 (F)	-	-	1,500	1,532			1,500	1,532
U.S. Treasury Bills 0.040%, 04/14/11	-	-	2,000	2,000			2,000	2,000
U.S. Treasury Bills 0.040%, 04/21/11	-	-	4,000	4,000			4,000	4,000
U.S. Treasury Bills 0.050%, 04/28/11	-	-	2,000	2,000			2,000	2,000
U.S. Treasury Notes 2.125%, 02/29/16	-	-	2,360	2,353			2,360	2,353
U.S. Treasury Notes 2.000%, 01/31/16	-	-	1,500	1,489			1,500	1,489
U.S. Treasury Notes 1.375%, 02/15/13	-	-	570	577			570	577
U.S. Treasury Notes 0.875%, 01/31/12	-	-	2,137	2,147			2,137	2,147
U.S. Treasury Notes 0.625%, 01/31/13	-	-	1,900	1,896			1,900	1,896
U.S. Treasury Notes 0.375%, 09/30/12	-	-	1,303	1,300			1,303	1,300
Total U.S. Treasury Obligations		$—		$22,966				$22,966

Commercial Paper — 0.2%
Fortis Funding 0.230%, 04/13/11 (D)	-	-	800	800			800	800
Total Commercial Paper		$—		$800				$800

Investment Fund — 3.9%
Touchstone Institutional Money Market Fund ^	15,373,006	15,373	-	-			15,373,006	15,373
Old Mutual Cash Reserves Fund, Institutional Class, 0.05% (I)	-	-	1,175,557	1,176			1,175,557	1,176
Total Investment Fund		$15,373		$1,176				$16,549

Total Investment Securities — 100.2%
(Cost $427,600)		$264,997		$163,093				$428,090

Liabilities in Excess of Other Assets — (0.2%)		(220)		(485)				(705)

Net Assets — 100.0%		$264,776		$162,608				$427,384

* Non-income producing security.
^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
(A) Variable rate security - the rate reflected is the rate in effect as of March 31, 2011.
(B) IO - Interest Only
(C) — Floating Rate Security - The rate reported represents the security’s rate as of March 31, 2011.
(D) — Discount Note - The rate reported represents the effective yield at the time of purchase.
(E) — The rate shown reflects the coupon rate after the step date.
(F) — Inflation-Indexed Bond/Note.
(G) — Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. On March 31, 2011, the value of these securities amounted to $865 (000), representing 0.5% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.
(H) — All or a portion of this security is held as cover for TBAs.
(I) — Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same
Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of March 31, 2011.

Portfolio Abbreviations:

Cl — Class
CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
FHLB — Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
IDB - Industrial Development Bond
IDR - Industrial Development Revenue
LOC - Letter of Credit
MTN - Medium Term Note
REMICS — Real Estate Mortgage Investment Conduit
Ser — Series
TBA — Security traded under delayed delivery commitments settling after March 31, 2011. Income on this security will not be earned until the settlement date.
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $19,574 (000) or 7.4% of net assets of the Touchstone Ultra
Short Duration Fixed Income Fund and $16,951 (000) or 10.4% of the Old Mutual Dwight Short Term Fixed Income Fund. These securities were deemed liquid pursuant to procedures approved by the Bpard pf Trustees

Amounts designated as “—” are either $0 or have been rounded to $0.

Proforma Financial Statements
Touchstone Total Return Bond
Old Mutual Barrow Hanley Core Bond Fund
Pro forma combined Statement of Assets & Liabilities
($000, excluding shares)
As Of March 31, 2011 (Unaudited)
Touchstone Total Return Bond Fund	Old Mutual Barrow Hanley Core Bond Fund	Pro Forma Adjustments	Touchstone Funds Group Trust Pro Forma Touchstone Total Return Bond Fund
Assets
Investment securities:
At cost	$27,508	$45,585	$73,093
Affiliated securities, at market value	$525	$1,298	$1,823
Non-affiliated securities, at market value	27,454	46,229	73,683
At market value (A)	$27,979	$47,527	$75,506

Foreign currency, at cost of $3,477 for the Core Plus Fixed Income Fund	4	-	4
Unrealized appreciation on forward foreign currency contracts	6	-	6
Dividends and interest receivable	286	433	719
Receivable for capital shares sold	30	160	190
Receivable for securities sold	343	239	582
Receivable for securities lending income	-	-	-
Receivable from Advisor	-	5	5
Other assets	20.00	2	22
Total Assets	28,668	48,366	77,034

Liabilities
Dividends payable	-	160	160
Unrealized depreciation on forward foreign currency contracts	7	-	7
Payable upon return of securities loaned	126	-	126
Payable for capital shares redeemed	-	273	273
Payable for securities purchased	544	300	844
Payable to Advisor	2	24	26
Payable to other affiliates	4	-	4
Payable to Trustees	1	2	3
Other accrued expenses and liabilities	22	26	48
Total Liabilities	707	785	1,493

Net Assets	$27,961	$47,581	$75,541

Net assets consist of:
Paid-in capital	$27,589	$45,473	(C)	$73,061
Accumulated net investment income (loss)	(129)	(104)	(233)
Accumulated net realized gains (losses) on investments,
foreign currency transactions, and futures contracts	30	270	300
Net unrealized appreciation (depreciation) on investments	471	1,942	2,413
Net Assets	$27,961	$47,581	$75,541

Pricing of Class A Shares
Net assets attributable to Class A shares	$2,769	$-	$2,769
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	270,001	-	270,001
Net asset value and redemption price per share	$10.26	$-	$10.26
Maximum offering price per share **	$10.77	$-	$10.77

Pricing of Class C Shares
Net assets attributable to Class C shares	$2,409	$-	$2,409
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	235,146	-	235,146
Net asset value, offering price and redemption price per share*	$10.24	$-	$10.24

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$804	$-	$804
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	78,360	-	78,360
Net asset value, offering price and redemption price per share	$10.26	$-	$10.26

Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$21,979	$47,581	$69,560

Shares of beneficial interest outstanding	2,141,622	(B)	4,566,763	(C)	4,636,243	6,777,865
Net asset value, offering price and redemption price per share	$10.26	$10.42	$10.26

(A)	Includes market value of securities on loan of:	$122	$-	$122
(B)	Unlimited number of shares authorized, no par value
(C)	Par value of $0.001, unlimited authorization
*	Redemption price per share varies by length of time shares are held.
**	Maximum Offering Price Per Share is equal to Net Asset Value/94.25%
***	Barrow Hanley Core Bond Fund Z shares will convert to Touchstone Total Return Bond Fund Y shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

Touchstone Funds Group Trust
Total Return Bond Fund
Proforma Combining
Statement of Operations
For the Twelve Months Ending March 31, 2011 (Unaudited)
($000)
	Old Mutual Barrow Hanley Core Bond Fund	Touchstone Funds Group Trust Total Return Bond Fund	Proforma Adjustments		Touchstone Funds Group Trust Proforma Total Return Bond Fund

Investment Income
Dividends from affiliated securities	-	3			3
Dividends from non-affiliated securities	1	-			1
Interest Income	2,439	982			3,421
Income from securities loaned	-	0			0
Total Investment Income	2,440	985	-		3,425

Expenses
Investment advisory fees	322	98	(156	)A	264
Distribution expenses, Class A	-	8			8
Distribution expenses, Class C	-	19			19
Administration fees	-	44	108	A	152
Transfer Agent fees, Class A	-	3	(1	)A	2
Transfer Agent fees, Class C	-	1		A	1
Transfer Agent fees, Class Y	-	1		A	1
Transfer Agent fees, Institutional Class	1	0		A	1
Postage and supplies	-	9			9
Reports to shareholders	1	7			8
Registration fees, Fund level	27	-	(27	)B	-
Registration fees, Class A	-	6			6
Registration fees, Class C	-	3			3
Registration fees, Class Y	-	2			2
Registration fees, Institutional Class	-	3			3
Professional fees	22	29	(22	)B	29
Custodian fees	5	4	4	A	13
Trustees' fees and expenses	24	8	(24	)B	8
Compliance fees and expenses	-	2			2
Other expenses	40	15	(10	)B	45
Total Expenses	442	262	(128)		576

Fees waived and/or expenses reimbursed by the Advisor/Administrator	(55)	(113)	7	C	(161)
Trustees Fees waived by Advisor	(11)	-	11	B	-
Net Expenses	376	149	(110)		415

Net Investment Income (Loss)	2,064	836	110		3,010

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	1,385	309			1,694
Net realized gains (losses) from foreign currency transactions	-	(173)			(173)
Net change in unrealized appreciation/
depreciation on investments	(450)	415			(35)
Net change in unrealized appreciation/
depreciation on foreign currency transactions	-	6			6
Net Realized and Unrealized Gains on Investments	935	557			1,492

Net Increase in Net Assets from Operations	2,999	1,393	110		4,502

A	Based on differences in contractual expense agreements.
B	Decrease due to the elimination of duplicate expenses achieved by merging
C	Based on expense limitation agreement

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS (000) (Unaudited)
	Touchstone Total Return Bond Fund		Old Mutual Barrow Hanley Core Bond Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Total Return Bond Fund
	Principal Amount/ Shares	Market Value	Principal Amount/ Shares	Market Value	Principal Amount/ Shares	Market Value	Principal Amount/ Shares	Market Value
Asset-Backed Securities - 1.9%
Capital One Multi-Asset Execution Trust, Ser 2005-B1, Class B1, 4.900%, 12/15/17	240	259					240	259
CNH Equipment Trust, Ser 2010-C, Cl A3, 1.170%, 05/15/15			210	210			210	210
Countrywide Asset-Backed Certificates, Ser 2004-15, Class AF4, 4.614%, 12/25/32 (B)	9	9					9	9
DB-UBS Mortgage Trust, Ser 2011-LC1A, Class A1, 144a, 3.742%, 11/10/46	105	106					105	106
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-1, Class 2A1, 5.587%, 2/25/20 (B)	63	64					63	64
GE Capital Commercial Mortgage Corp., Ser 2004-C2, Class A4, 4.893%, 3/10/40	108	114					108	114
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4, 3.300%, 09/15/15			205	212			205	212
John Deere Owner Trust, Ser 2009-A, Cl A3, 2.590%, 10/15/13			65	65			65	65
John Deere Owner Trust, Ser 2009-A, Cl A4, 3.960%, 05/16/16			100	104			100	104
Morgan Stanley Home Equity Loan Trust, Ser 2007-2, Class A1, 0.350%, 4/25/37 (B)	61	56					61	56
Newcastle Investment Trust, Ser 2010-MH1, Class M1, 144a, 6.000%, 7/10/35	100	96					100	96
World Omni Auto Receivables Trust, Ser 2011-A, Cl A3, 1.110%, 05/15/15			145	145			145	145
Asset-Backed Securities Total		$704		$736				$1,440

Collateralized Mortgage Obligations - 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Ser K009, Class A2, 3.808%, 8/25/20	141	138					141	138
FHLMC Multifamily Structured Pass Through Certificates, Ser K701, Class A2, 3.882%, 11/25/17 (B)	135	137					135	137
Collateralized Mortgage Obligations Total		$275						$275

Commercial Mortgage-Backed Securities - 8.3%
Banc of America Commercial Mortgage, Inc., Ser 2008-1, Class A4, 6.202%, 2/10/51 (B)	255	282					255	282
Banc of America Funding Corp., Ser 2004-A, Class 2A1, 4.402%, 5/20/34 (B)	60	60					60	60
Banc of America Funding Corp., Ser 2005-7, Class 3A2, 5.750%, 11/25/35	100	99					100	99
Banc of America Funding Corp., Ser 2005-G, Class A3, 5.213%, 10/20/35 (B)	116	111					116	111
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2004-PWR5, Cl A4, 4.831%, 07/11/42			260	269			260	269
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-PW13, Cl A4, 5.540%, 09/11/41			345	370			345	370
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-PW14, Cl A4, 5.201%, 12/11/38			290	306			290	306
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Class A4, 5.694%, 6/11/50 (B)	194	207					194	207
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Class A4, 5.742%, 9/11/42 (B)	155	168					155	168
Citigroup Commercial Mortgage Trust, CMBS, Ser 2004-C2, Cl A3, 4.380%, 10/15/41			254	256			254	256
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Class AM, 5.733%, 3/15/49 (B)	55	57					55	57
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Class A4, 5.698%, 12/10/49 (B)	146	158					146	158
Citigroup/Deutsche Bank Commercial Mortgage Trust, CMBS, Ser 2007-CD5, Cl A4, 5.886%, 11/15/44(D)			320	346			320	346
Commercial Mortgage Pass Through Certificates, Ser 2006-C7, Class A4, 5.769%, 6/10/46 (B)	51	56					51	56
Commercial Mortgage Pass Through Certificates, Ser 2006-C7, Class AM, 5.794%, 6/10/46 (B)	124	129					124	129
Commercial Mortgage Pass Through Certificates, Ser 2007-C9, Class A4, 5.815%, 12/10/49 (B)	225	244					225	244
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Class A3, 5.825%, 6/15/38 (B)	234	253					234	253
Freddie Mac REMICS, CMO, Ser 2011-3817, Cl QA, 4.000%, 03/15/26			345	361			345	361
Greenwich Capital Commercial Funding Corp., Ser 2007-GG9, Class A4, 5.444%, 3/10/39	176	186					176	186
GSR Mortgage Loan Trust, Ser 2004-9, Class 4A1, 2.917%, 8/25/34 (B)	68	68					68	68
GSR Mortgage Loan Trust, Ser 2005-4F, Class 6A1, 6.500%, 2/25/35	30	30					30	30
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP7, Class A4, 5.863%, 4/15/45 (B)	80	88					80	88
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP7, Class AM, 5.863%, 4/15/45	88	91					88	91
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP9, Class A3, 5.336%, 5/15/47	257	269					257	269
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2007-CB18, Class A4, 5.440%, 6/12/47	170	179					170	179
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2007-CB20, Class A4, 5.794%, 2/12/51 (B)	171	184					171	184
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46			244	247			244	247
JP Morgan Mortgage Trust, Ser 2005-A2, Class 5A2, 4.298%, 4/25/35 (B)	73	73					73	73
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Class A3, 5.347%, 11/15/38	60	63					60	63
MASTR Asset Securitization Trust, Ser 2002-7, Class B1, 5.868%, 12/25/32 (B)	145	148					145	148
Morgan Stanley Capital I, Ser 2008-T29, Class A4, 6.280%, 1/11/43 (B)	207	232					207	232
Residential Asset Mortgage Products, Inc., Ser 2004-SL1, Class A7, 7.000%, 11/25/31	34	35					34	35
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Class 6A, 2.984%, 9/25/34 (B)	23	22					23	22
Thornburg Mortgage Securities Trust, Ser 2007-4, Class 3A1, 6.171%, 9/25/37 (B)	94	94					94	94
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Class AM, 5.795%, 7/15/45 (B)	55	57					55	57
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR16, Class 7A1, 5.206%, 10/25/35 (B)	86	85					86	85
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Class 1A1, 5.083%, 5/25/35 (B)	81	79					81	79
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Class 3A2, 2.861%, 6/25/35 (B)	99	94					99	94
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR1, Class 2A5, 5.413%, 3/25/36 (B)	112	104					112	104
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-5, Class 1A1, 5.500%, 5/25/37	61	61					61	61
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-5, Class 2A3, 5.500%, 5/25/22	12	12					12	12
Commercial Mortgage-Backed Securities Total		$4,078		$2,155				$6,233

Corporate Bonds - 50.8%
AES Corp., 7.750%, 10/15/15	30	32					30	32
Aflac, 8.500%, 05/15/19			80	97			80	97
Air Canada, 144a, 9.250%, 8/1/15	50	52					50	52
Alliance One International, Inc., 10.000%, 7/15/16	40	41					40	41
Allied Capital Corp., 6.000%, 4/1/12	75	75					75	75
Alltel, 7.000%, 07/01/12			155	166			155	166
Altria Group, 9.700%, 11/10/18			155	204			155	204
Altria Group, Inc., 9.700%, 11/10/18	25	33					25	33
AMC Entertainment, Inc., 8.750%, 6/1/19	12	13					12	13
Ameren Corp., 8.875%, 5/15/14	125	144					125	144
American Express Credit, MTN, 5.125%, 08/25/14			250	270			250	270
American Express, 8.150%, 03/19/38			110	147			110	147
American International Group, Inc., 6.400%, 12/15/20	40	43					40	43
Ameriprise Financial, Inc., 5.300%, 3/15/20	30	32					30	32
Ameriprise Financial, Inc., 7.300%, 6/28/19	30	36					30	36
Analog Devices, 3.000%, 04/15/16			65	65			65	65
Anheuser-Busch InBev Worldwide, 3.000%, 10/15/12			200	206			200	206
ARAMARK Corp., 5.000%, 6/1/12	10	10					10	10
ARAMARK Corp., 8.500%, 2/1/15	51	53					51	53
ArcelorMittal, 5.500%, 3/1/21	140	138					140	138
Archer Daniels Midland, 5.765%, 03/01/41			100	102			100	102
AT&T 144a,, 5.350%, 09/01/40			123	110			123	110
AT&T, 5.100%, 09/15/14			275	301			275	301
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 7.750%, 5/15/16	64	66	200	206			264	272
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 3/15/18	10	11					10	11
Ball Corp., 5.750%, 5/15/21	20	20					20	20
Ball Corp., 6.750%, 9/15/20	5	5					5	5
Bank of America Corp. MTN, 7.375%, 5/15/14	25	28					25	28
Bank of America Corp., 5.750%, 12/1/17	30	32					30	32
Bank of America Corp., 8.000%, 12/31/49 (B)	31	33					31	33
Bank of America, 4.500%, 4/01/15	205	213	160	166			365	379
Bank of New York Mellon, MTN, 1.500%, 01/31/14			160	160			160	160
Bank of New York Mellon, 4.950%, 11/01/12			80	85			80	85
Baxter International, 1.800%, 03/15/13			95	96			95	96
BE Aerospace, Inc., 6.875%, 10/1/20	30	31					30	31
Bear Stearns, 7.250%, 02/01/18			330	384			330	384
Becton Dickinson, 3.250%, 11/12/20			125	117			125	117
Berry Petroleum Co., 10.250%, 6/1/14	50	58					50	58
Best Buy Co., Inc., 5.500%, 3/15/21	165	162					165	162
Bill Barrett Corp., 9.875%, 7/15/16	70	79					70	79
Biomet, Inc., 10.000%, 10/15/17	35	38					35	38
BMC Software, Inc., 7.250%, 6/1/18	50	57					50	57
Bombardier, Inc., 144a, 7.750%, 3/15/20	15	16					15	16
Boston Properties LP, 4.125%, 5/15/21	75	71					75	71
Boston Scientific Corp., 4.500%, 1/15/15	70	72					70	72
Boston Scientific Corp., 6.000%, 1/15/20	20	21					20	21
BP Capital Markets PLC, 3.875%, 3/10/15	35	36					35	36
BP Capital Markets PLC, 4.500%, 10/1/20	40	40					40	40
BP Capital Markets PLC, 4.742%, 3/11/21	60	60					60	60
BP Capital Markets, 3.200%, 03/11/16			205	204			205	204
Brandywine Operating Partnership LP, 7.500%, 5/15/15	130	147					130	147
British Telecommunications PLC, 9.875%, 12/15/30	65	90					65	90
Bunge Ltd. Finance Corp., 8.500%, 6/15/19	45	53					45	53
Burlington Northern Santa Fe, 7.950%, 08/15/30			85	108			85	108
Calfrac Holdings 144a, 7.500%, 12/01/20			120	124			120	124
Cameron International, 6.375%, 07/15/18			95	107			95	107
Canadian Imperial Bank of Commerce, 1.450%, 09/13/13			185	184			185	184
Canadian Imperial Bank of Commerce/Canada, Ser DPNT, 5.000%, 9/10/12	172	185					172	185
Canadian Pacific Railway Co., 7.250%, 5/15/19	45	53					45	53
Capital One Capital V, 10.250%, 8/15/39	40	43					40	43
Capital One Financial Corp., 7.375%, 5/23/14	20	23					20	23
Case New Holland, Inc., 7.750%, 9/1/13	15	16					15	16
Caterpillar Financial Services, MTN, 6.125%, 02/17/14			180	203			180	203
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	17	20					17	20
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	25	26					25	26
CC Holdings, 144a, 7.750%, 5/1/17	130	142					130	142
Cequel Communications Holdings I, and Cequel Capital 144a, 8.625%, 11/15/17			175	183			175	183
Chesapeake Energy Corp., 6.125%, 2/15/21	75	77					75	77
Chesapeake Energy Corp., 6.625%, 8/15/20	40	43					40	43
CHS / Community Health Systems, Inc., 8.875%, 7/15/15	53	56					53	56
Cisco Systems, 1.625%, 03/14/14			170	170			170	170
CIT Group, Inc., 7.000%, 5/1/17	25	25					25	25
Citigroup, Inc., 6.010%, 01/15/15			195	213			195	213
Citigroup, Inc., 6.125%, 11/21/17			90	98			90	98
Citigroup, Inc., 5.500%, 10/15/14	210	227					210	227
Clean Harbors, Inc., 144a, 7.625%, 8/15/16	40	42					40	42
Clearwater Paper Corp., 10.625%, 6/15/16	53	60					53	60
Cliffs Natural Resources, 4.875%, 04/01/21			45	44			45	44
CME Group, 5.750%, 02/15/14			180	199			180	199
CNA Financial Corp., 5.750%, 8/15/21	35	36					35	36
CNA Financial, Corp., 7.350%, 11/15/19			100	113			100	113
Coca-Cola, 0.750%, 11/15/13			270	266			270	266
Columbus Southern Power, 5.500%, 03/01/13			235	252			235	252
Comcast Corp., 6.450%, 3/15/37	125	128					125	128
Comcast Corp., 5.875%, 02/15/18			90	99			90	99
Comcast Corp., 6.300%, 11/15/17			180	203			180	203
CommonWealth REIT, 5.875%, 9/15/20	100	102					100	102
ConocoPhillips, 4.600%, 01/15/15			200	218			200	218
Cooper Tire & Rubber Co., 8.000%, 12/15/19	40	42					40	42
Cooper United States, 2.375%, 01/15/16			190	187			190	187
Cooper United States, 3.875%, 12/15/20			100	97			100	97
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	30	30					30	30
Coventry Health Care, Inc., 6.300%, 8/15/14	30	32					30	32
Covidien International Finance, 2.800%, 06/15/15			160	160			160	160
Credit Suisse AG, 5.400%, 1/14/20	120	121					120	121
Crown Castle International Corp., 9.000%, 1/15/15	11	12					11	12
CSC Holdings, 8.625%, 02/15/19			175	200			175	200
CVS Pass-Through Trust, 144a, 7.507%, 1/10/32	127	146					127	146
Dell, 3.375%, 06/15/12			110	113			110	113
Denbury Resources, Inc., 8.250%, 2/15/20	28	31					28	31
Developers Diversified Realty Corp., 7.500%, 4/1/17	15	17					15	17
Developers Diversified Realty Corp., 9.625%, 3/15/16	15	18					15	18
Digital Realty Trust LP, 4.500%, 7/15/15	100	103					100	103
Digital Realty Trust LP, 5.875%, 2/1/20	20	21					20	21
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 3/1/16	40	40					40	40
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, 3/1/41	35	35					35	35
DIRECTV Holdings, LLC 3.550%, 03/15/15			180	184			180	184
DIRECTV Holdings, LLC 6.350%, 03/15/40			65	65			65	65
DISH DBS Corp., 6.625%, 10/1/14	25	26					25	26
Dole Food Co., Inc., 13.875%, 3/15/14	50	61					50	61
Dominion Resources, 1.800%, 03/15/14			255	255			255	255
Domtar Corp., 10.750%, 6/1/17	59	74					59	74
Dow Chemical, 2.500%, 02/15/16			65	63			65	63
Dow Chemical, 4.250%, 11/15/20			80	76			80	76
Duke Energy Indiana, 6.050%, 06/15/16			175	197			175	197
Duquesne Light Holdings, Inc., 144a, 6.400%, 9/15/20	80	81					80	81
E.I. du Pont de Nemours, 3.250%, 01/15/15			200	207			200	207
E.I. du Pont de Nemours, 5.875%, 01/15/14			33	37			33	37
Eaton, 5.600%, 05/15/18			125	139			125	139
Ebay, 0.875%, 10/15/13			110	109			110	109
Education Management LLC / Education Management Finance Corp., 8.750%, 6/1/14	15	15					15	15
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 4/1/20	25	27					25	27
Encore Acquisition Co., 9.500%, 5/1/16	34	38					34	38
Energy Transfer Partners LP, 9.700%, 3/15/19	130	170					130	170
Energy Transfer Partners, 8.500%, 04/15/14			215	251			215	251
Energy Transfer Partners, 9.000%, 04/15/19			95	120			95	120
Ensco, 4.700%, 03/15/21			105	104			105	104
Enterprise Products Operating, 5.650%, 04/01/13			170	183			170	183
Enterprise Products Operating, 6.125%, 10/15/39			135	134			135	134
Equinix, Inc., 8.125%, 3/1/18	31	34					31	34
Exelon Generation, 5.200%, 10/01/19			115	117			115	117
Exelon Generation, 6.250%, 10/01/39			120	117			120	117
Express Scripts, 6.250%, 06/15/14			220	244			220	244
Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	100	99					100	99
Fidelity National Financial, Inc., 6.600%, 5/15/17	25	26					25	26
Fifth Third Bancorp, 4.500%, 6/1/18	120	117					120	117
Frac Tech Services 144a, 7.125%, 11/15/18			150	154			150	154
France Telecom, 4.375%, 07/08/14			125	134			125	134
Frontier Communications Corp., 7.875%, 1/15/27	34	32					34	32
FTI Consulting, Inc., 144a, 6.750%, 10/1/20	45	46					45	46
GameStop Corp., 8.000%, 10/1/12	6	6					6	6
General Electric Capital Corp., 2.250%, 11/9/15	100	96					100	96
General Electric Capital Corp., 4.625%, 1/7/21	65	64					65	64
General Electric Capital Corp., 5.300%, 2/11/21	50	51	80	81			130	132
General Electric Capital Corp., 5.875%, 01/14/38			280	276			280	276
General Electric Capital Corp., 5.900%, 05/13/14			140	155			140	155
General Electric Capital Corp.,5.625%, 05/01/18			145	157			145	157
Genworth Financial Inc., 7.625%, 9/24/21	50	50					50	50
GeoEye, Inc., 8.625%, 10/1/16	56	60					56	60
Geokinetics Holdings USA, Inc., 9.750%, 12/15/14	50	48					50	48
Glencore Funding LLC, 144a, 6.000%, 4/15/14	110	118					110	118
Goldman Sachs Group, 5.950%, 01/18/18			200	215			200	215
Goldman Sachs Group, 6.750%, 10/01/37			95	96			95	96
Goldman Sachs Group, Inc. MTN, 6.000%, 5/1/14	40	44					40	44
Goldman Sachs Group, Inc., 5.375%, 3/15/20	45	46					45	46
Goldman Sachs Group, Inc., 6.250%, 2/1/41	100	100					100	100
Goodman Funding Pty Ltd., 144a, 6.375%, 4/15/21	250	249					250	249
Goodyear Tire & Rubber Co, 10.500%, 5/15/16			95	106			95	106
Goodyear Tire & Rubber Co., 10.500%, 5/15/16	52	58					52	58
HCA, Inc., 7.250%, 9/15/20	25	27					25	27
HCA, Inc., 9.250%, 11/15/16	72	77					72	77
HCP, Inc., 5.375%, 2/1/21	60	61	165	167			225	228
Health Care REIT Inc., 5.250%, 1/15/22	120	117	105	103			225	220
Health Care REIT Inc., 3.625%, 03/15/16			90	89			90	89
Hewlett-Packard, 6.125%, 03/01/14			180	202			180	202
Home Depot Inc., 5.950%, 4/1/41	95	95					95	95
Honeywell International, 4.250%, 03/01/13			185	196			185	196
Hornbeck Offshore Services, Inc., 8.000%, 9/1/17	72	74					72	74
Hospira, 6.050%, 03/30/17			140	155			140	155
Host Hotels & Resorts LP, Ser O, 6.375%, 3/15/15	35	36					35	36
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 8.000%, 1/15/18	95	98					95	98
International Business Machines, 4.750%, 11/29/12			180	191			180	191
International Business Machines, 7.625%, 10/15/18			150	188			150	188
International Lease Finance Corp., 144a, 8.875%, 9/15/15	15	17					15	17
International Paper Co., 9.375%, 5/15/19	55	71					55	71
ITT, 4.900%, 05/01/14			205	219			205	219
Jefferies Group, Inc., 6.250%, 1/15/36	25	23					25	23
Jefferies Group, Inc., 6.875%, 4/15/21	25	27					25	27
Jefferies Group, Inc., 8.500%, 7/15/19	65	77					65	77
John Deere Capital, MTN, 4.900%, 09/09/13			195	212			195	212
JPMorgan Chase, 6.300%, 4/23/19	85	94					85	94
JPMorgan Chase, 3.700%, 01/20/15			240	247			240	247
Kansas City Southern Railway, 13.000%, 12/15/13	20	24					20	24
Kemet Corp., 10.500%, 5/1/18	60	68					60	68
KeyCorp, 5.100%, 3/24/21	80	80					80	80
KeyCorp, MTN, 3.750%, 8/13/15	90	91					90	91
KeyCorp, MTN, 5.100%, 03/24/21			75	75			75	75
Kilroy Realty LP, 6.625%, 6/1/20	165	169					165	169
KKR Group Finance Co. LLC, 144a, 6.375%, 9/29/20	100	102					100	102
Koninklijke Philips Electronics, 5.750%, 03/11/18			100	112			100	112
Kraft Foods, 6.500%, 02/09/40			100	107			100	107
Lazard Group LLC, 7.125%, 5/15/15	65	71					65	71
Lender Processing Services, Inc., 8.125%, 7/1/16	35	36					35	36
Lennar Corp., 6.950%, 6/1/18	65	64					65	64
Leucadia National, 7.125%, 03/15/17			100	105			100	105
Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (B)	90	117					90	117
Lincoln National Corp., 4.300%, 6/15/15	25	26					25	26
Lincoln National Corp., 8.750%, 7/1/19	58	73					58	73
Linn Energy LLC / Linn Energy Finance Corp., 144a, 8.625%, 4/15/20	10	11					10	11
Lloyds TSB Bank PLC MTN, 144a, 6.500%, 9/14/20	215	211					215	211
Lloyds TSB Bank PLC, 6.375%, 01/21/21			85	89			85	89
Lorillard Tobacco, 8.125%, 06/23/19			115	134			115	134
Mack-Cali Realty LP, 7.750%, 8/15/19	40	48					40	48
Macquarie Group Ltd., 144a, 7.300%, 8/1/14	25	28					25	28
Macquarie Group Ltd., 144a, 7.625%, 8/13/19	50	55					50	55
Marathon Oil, 6.000%, 10/01/17			135	152			135	152
Marathon Petroleum Corp., 144a,, 3.500%, 03/01/16			140	140			140	140
Marathon Petroleum Corp., 144a, 5.125%, 3/1/21	65	66					65	66
Masco Corp., 7.125%, 3/15/20	30	31					30	31
Masco, 6.125%, 10/03/16			125	128			125	128
Meccanica Holdings USA, 144a, 6.250%, 7/15/19	100	105					100	105
Medassets 144a,, 8.000%, 11/15/18			120	123			120	123
Medtronic, 3.000%, 03/15/15			310	319			310	319
MEMC Electronics Materials 144a,, 7.750%, 04/01/19			125	128			125	128
Merrill Lynch, 6.400%, 08/28/17			325	354			325	354
Merrill Lynch, 6.500%, 07/15/18			250	270			250	270
Metlife, Inc. 5.000%, 11/24/13			185	199			185	199
MetLife, Inc., 10.750%, 8/1/39	105	145					105	145
MetLife, Inc., 6.750%, 6/1/16	75	87					75	87
MetroPCS Wireless, Inc., 6.625%, 11/15/20	30	30					30	30
Midamerican Energy Holdings, 5.875%, 10/01/12			200	214			200	214
Morgan Stanley MTN, 5.625%, 9/23/19	100	102					100	102
Mylan, Inc., 144a, 6.000%, 11/15/18	65	65					65	65
Mylan, Inc., 144a, 7.625%, 7/15/17	20	22					20	22
NASDAQ OMX Group, Inc., 4.000%, 01/15/15			75	74			75	74
NASDAQ OMX Group, Inc., 5.550%, 1/15/20	75	73					75	73
National Fuel Gas, 8.750%, 05/01/19			105	129			105	129
National Money Mart Co., 10.375%, 12/15/16	51	57					51	57
National Retail Properties, Inc., 6.875%, 10/15/17	45	48					45	48
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	135	184					135	184
National Rural Utilities Cooperative, 1.125%, 11/01/13			155	154			155	154
Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	75	91					75	91
Navistar International, 8.250%, 11/01/21			175	194			175	194
Neenah Paper, Inc., 7.375%, 11/15/14	24	25					24	25
Netflix, Inc., 8.500%, 11/15/17	30	34					30	34
Nevada Power Co., 6.500%, 8/1/18	115	132					115	132
New Albertsons, 8.000%, 05/01/31			175	143			175	143
NII Capital Corp., 7.625%, 4/1/21	65	66					65	66
Nisource Finance, 10.750%, 03/15/16			95	123			95	123
Nova Chemicals, 8.625%, 11/01/19			175	196			175	196
Novartis Capital, 2.900%, 04/24/15			225	230			225	230
NRG Energy, 7.375%, 01/15/17			175	183			175	183
Omnicare, Inc., 6.125%, 6/1/13	25	25					25	25
Omnicare, Inc., 7.750%, 06/01/20			200	212			200	212
Oneok Partners, 6.125%, 02/01/41			165	165			165	165
Pacific Life Insurance Co., 144a, 9.250%, 6/15/39	75	99					75	99
Pall Corp., 5.000%, 6/15/20	40	41					40	41
Petrobras International Finance Co. - Pifco, 6.750%, 1/27/41	75	77					75	77
Petrobras International Finance, 3.875%, 01/27/16			65	65			65	65
Petrobras International Finance, 6.875%, 01/20/40			50	52			50	52
Plains All American Pipeline LP / PAA Finance Corp., 3.950%, 9/15/15	30	31					30	31
Plains All American Pipeline LP, 8.750%, 5/1/19	65	81					65	81
Plains Exploration & Production Co., 6.625%, 5/1/21	35	35					35	35
Plains Exploration & Production Co., 7.750%, 6/15/15	39	41					39	41
PNC Funding, 4.250%, 09/21/15			280	294			280	294
Pokagon Gaming Auth., 144a, 10.375%, 6/15/14	30	31					30	31
PPF Funding, Inc., 144a, 5.700%, 4/15/17	75	77					75	77
PPG Industries, 1.900%, 01/15/16			60	57			60	57
Principal Financial Group, Inc., 7.875%, 5/15/14	75	87					75	87
Prudential Financial, MTN, 5.100%, 09/20/14			155	167			155	167
PSEG Power, 7.750%, 04/15/11			55	55			55	55
QEP Resources, Inc., 6.875%, 3/1/21	30	32					30	32
QVC 144a, 7.500%, 10/01/19			275	289			275	289
Qwest Communications International, Inc., Ser B, 7.500%, 2/15/14	77	78					77	78
Qwest Corp., 8.875%, 3/15/12	60	64	155	166			215	230
Rabobank Nederland, MTN, 2.125%, 10/13/15			160	154			160	154
RailAmerica, Inc., 9.250%, 7/1/17	71	79					71	79
Raymond James Financial, Inc., 8.600%, 8/15/19	130	155					130	155
Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16	8	9					8	9
Regions Financial Corp., 5.750%, 6/15/15	35	36					35	36
Regions Financial Corp., 7.750%, 11/10/14	40	43					40	43
Rent-A-Center 144a,, 6.625%, 11/15/20			175	172			175	172
Rock-Tenn Co., 9.250%, 3/15/16	18	20					18	20
Rogers Communications, 5.500%, 03/15/14			150	165			150	165
Rogers Communications, Inc., 7.500%, 3/15/15	90	106					90	106
Roper Industries, Inc., 6.250%, 9/1/19	20	22					20	22
Royal Caribbean Cruises Ltd., 6.875%, 12/1/13	10	11					10	11
Sanofi-Aventis, 1.625%, 03/28/14			225	225			225	225
Sanofi-Aventis, 4.000%, 03/29/21			150	147			150	147
Scientific Games International, Inc., 9.250%, 6/15/19	5	5					5	5
Sempra Energy, 9.800%, 2/15/19	65	86					65	86
Sempra Energy, 6.500%, 06/01/16			115	131			115	131
Senior Housing Properties Trust, 6.750%, 4/15/20	40	42					40	42
Simon Property Group LP, 10.350%, 4/1/19	210	289					210	289
Simon Property Group, LP 5.750%, 12/01/15			140	156			140	156
SLM, Ser A, MTN, 5.375%, 01/15/13			175	182			175	182
Solutia, Inc., 7.875%, 3/15/20	10	11					10	11
Solutia, Inc., 8.750%, 11/1/17	60	66					60	66
Southern Power,, 6.250%, 07/15/12			215	228			215	228
Spectra Energy Capital, 5.650%, 03/01/20			135	143			135	143
Spectra Energy Capital, 5.668%, 08/15/14			135	148			135	148
Sprint Nextel Corp., 8.375%, 8/15/17 †	65	72					65	72
SPX Corp., 144a, 6.875%, 9/1/17	20	22					20	22
Standard Chartered PLC, 144a, 3.850%, 4/27/15	150	154					150	154
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	7	8	300	343			307	351
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/12	10	11					10	11
State Street, 2.875%, 03/07/16			220	219			220	219
State Street, 4.300%, 05/30/14			110	118			110	118
Steel Dynamics, Inc., 6.750%, 4/1/15	37	38					37	38
Stream Global Services, Inc., 11.250%, 10/1/14	25	27					25	27
SunTrust Bank, 7.250%, 3/15/18	100	114					100	114
Suntrust Banks, 3.600%, 04/15/16			75	75			75	75
Tanger Properties LP, 6.125%, 6/1/20	85	92					85	92
Targa Resources Partners LP / Targa, Resources Partners Finance 144a,, 7.875%, 10/15/18			205	216			205	216
Teck Resources, 10.250%, 05/15/16			118	142			118	142
Teck Resources, 6.000%, 08/15/40			75	76			75	76
Telecom Italia Capital SA, 7.175%, 6/18/19	75	82					75	82
Telecom Italia Capital, SA, 4.950%, 09/30/14			80	83			80	83
Telefonica Emisiones SAU, 3.992%, 2/16/16	55	55					55	55
Telefonica Emisiones SAU, 4.949%, 01/15/15			75	79			75	79
Tenneco, Inc., 6.875%, 12/15/20	15	16					15	16
Terremark Worldwide, Inc., 12.000%, 6/15/17	40	50					40	50
Tesoro, 9.750%, 06/01/19			245	278			245	278
Time Warner Cable, Inc., 5.875%, 11/15/40	60	56					60	56
Time Warner Cable, Inc., 6.250%, 3/29/41	35	35					35	35
Time Warner Cable, Inc., 6.750%, 07/01/18			240	273			240	273
Time Warner Cable, Inc., 8.750%, 2/14/19	80	100					80	100
Toys R Us Property Co. I LLC, 10.750%, 7/15/17	31	35					31	35
TransCanada PipeLines, 7.625%, 01/15/39			150	186			150	186
Travelers Property Casualty, 5.000%, 03/15/13			265	283			265	283
Tyco Electronics Group, 6.550%, 10/01/17			160	183			160	183
Tyco International Finance, 8.500%, 01/15/19			145	187			145	187
Union Electric, 6.700%, 02/01/19			165	190			165	190
United Parcel Service, 3.125%, 01/15/21			255	236			255	236
United Rentals North America, 9.250%, 12/15/19			200	222			200	222
UnitedHealth Group, 4.875%, 02/15/13			250	265			250	265
US Bancorp, 3.442%, 2/1/16	145	145					145	145
US Bancorp,, 1.375%, 09/13/13			195	195			195	195
Valero Energy, 6.625%, 06/15/37			75	76			75	76
Valero Energy, 9.375%, 03/15/19			60	77			60	77
Validus Holdings Ltd., 8.875%, 1/26/40	115	121					115	121
Verizon Communications, Inc., 6.350%, 4/1/19	220	250					220	250
Verizon Wireless Capital, 8.500%, 11/15/18			205	263			205	263
Videotron Ltee, 6.875%, 1/15/14	10	10					10	10
Wells Fargo,, 4.600%, 04/01/21			145	143			145	143
Westar Energy, 6.000%, 07/01/14			70	77			70	77
Westpac Banking, 2.250%, 11/19/12			175	178			175	178
Willis North America, Inc., 6.200%, 3/28/17	20	21	100	107			120	128
Willis North America, Inc., 7.000%, 9/29/19	45	49					45	49
Windstream Corp., 7.000%, 3/15/19	29	29					29	29
WMG Holdings Corp., 9.500%, 12/15/14	50	51					50	51
Wyndham Worldwide Corp., 7.375%, 3/1/20	20	22					20	22
Xcel Energy, 5.613%, 04/01/17			377	404			377	404
Xerox, 4.250%, 02/15/15			145	152			145	152
XM Satellite Radio, Inc., 144a, 13.000%, 8/1/13	55	65					55	65
Zions Bancorp., 7.750%, 9/23/14	80	87					80	87
Corporate Bonds Total		$13,056		$25,346				$38,402

Municipal Bond - 0.1%
State of Illinois UTGO, Ser 2011 5.365%, 3/1/17	55	55					55	55
Municipal Bond Total		$55						$55

Sovereign Government Obligations - 2.0%
Australia Government Bond,Ser 118, 6.500%, 5/15/13	628	670					628	670
Canadian Government Bond, 1.500%, 3/1/12	161	166					161	166
Corp. Andina de Fomento, 8.125%, 6/4/19	40	48					40	48
New Zealand Government Treasury Bill, 0.000%, 8/17/11 (C)	454	343					454	343
United Kingdom Gilt, 5.000%, 3/7/12	157	261					157	261
Sovereign Government Obligations Total		$1,488						$1,488

U.S. Government Agency Obligations - 17.8%
FHLMC Gold, 3.500%, 10/01/25			182	183			182	183
FHLMC Gold, 4.500%, 05/01/25			868	913			868	913
FHLMC Gold, 5.000%, 04/01/23			151	161			151	161
FHLMC Gold, 5.000%, 09/01/35			309	325			309	325
FHLMC Gold, 5.000%, 11/01/23			120	127			120	127
FHLMC Gold, 5.500%, 10/01/39			334	356			334	356
FHLMC Gold, 5.500%, 11/01/36			135	144			135	144
FHLMC Gold, 5.500%, 12/01/36			217	232			217	232
FHLMC Gold, 5.500%, 12/01/37			970	1,039			970	1,039
FHLMC Gold, 6.000%, 09/01/37			175	190			175	190
FHLMC Gold, 6.000%, 12/01/37			98	106			98	106
FNMA, 4.500%, 04/01/24			160	169			160	169
FNMA, 5.000%, 03/01/36			253	266			253	266
FNMA, 5.000%, 03/01/38			851	891			851	891
FNMA, 5.000%, 05/01/38			781	818			781	818
FNMA, 5.000%, 07/01/40			979	1,027			979	1,027
FNMA, 5.000%, 12/01/23			106	112			106	112
FNMA, 5.125%, 01/02/14			235	256			235	256
FNMA, 5.500%, 01/01/36			233	251			233	251
FNMA, 5.500%, 02/01/36			157	169			157	169
FNMA, 5.500%, 03/01/38			255	274			255	274
FNMA, 5.500%, 04/01/36			52	56			52	56
FNMA, 5.500%, 06/01/38			340	365			340	365
FNMA, 5.500%, 08/01/37			228	245			228	245
FNMA, 5.500%, 11/01/36			1,085	1,161			1,085	1,161
FNMA, 5.500%, 12/01/35			241	259			241	259
FNMA, 5.500%, 12/01/36			417	447			417	447
FNMA, 5.500%, 12/01/38			352	379			352	379
FNMA, 6.000%, 04/01/39			347	379			347	379
FNMA, 6.000%, 11/01/36			120	131			120	131
FNMA, 6.500%, 09/01/36			432	486			432	486
GNMA, 5.500%, 02/15/40			538	583			538	583
GNMA, 5.000%, 02/20/41			449	478			449	478
GNMA, 4.500%, 10/20/40			463	479			463	479
U.S. Government Agency Obligations Total				$13,457				$13,457

U.S. Government Mortgage-Backed Obligations - 6.7%
FHLMC Gold,Pool #A93853, 5.000%, 9/1/40	743	782					743	782
FHLMC Gold,Pool #G01665, 5.500%, 3/1/34	161	173					161	173
FHLMC Gold,Pool #G04123, 6.000%, 3/1/38	162	176					162	176
FHLMC Gold,Pool #G05888, 5.500%, 10/1/39	75	80					75	80
FHLMC,Pool #G02558, 6.000%, 1/1/37	175	191					175	191
FHLMC,Pool #G03871, 5.500%, 2/1/38	38	41					38	41
FHLMC,Pool #G04346, 6.000%, 5/1/38	49	53					49	53
FNMA,Pool #190391, 6.000%, 9/1/38	72	78					72	78
FNMA,Pool #831811, 6.000%, 9/1/36	65	71					65	71
FNMA,Pool #888222, 6.000%, 2/1/37	149	163					149	163
FNMA,Pool #889507, 6.000%, 5/1/38	312	340					312	340
FNMA,Pool #889684, 5.500%, 8/1/37	143	153					143	153
FNMA,Pool #911586, 6.000%, 4/1/37	171	186					171	186
FNMA,Pool #929317, 5.500%, 3/1/38	194	208					194	208
FNMA,Pool #995018, 5.500%, 6/1/38	236	253					236	253
FNMA,Pool #995023, 5.500%, 8/1/37	550	591					550	591
FNMA,Pool #995196, 6.000%, 7/1/38	11	12					11	12
FNMA,Pool #995226, 6.000%, 11/1/38	85	92					85	92
FNMA,Pool #AE8068, 4.000%, 12/1/40	69	68					69	68
FNMA,Pool #AE8073, 4.000%, 12/1/40	102	100					102	100
FNMA,Pool #AE8886, 3.500%, 12/1/25	318	319					318	319
FNMA,Pool #AE9108, 5.000%, 12/1/40	48	50					48	50
FNMA,Pool #AH6574, 4.000%, 3/1/41	94	93					94	93
GNMA,Pool #698387, 5.000%, 7/15/39	369	393					369	393
GNMA,Pool #712690, 5.000%, 4/15/39	130	139					130	139
GNMA,Pool #783176, 4.000%, 11/15/40	245	246					245	246
U.S. Government Mortgage-Backed Obligations Total		$5,051						$5,051

U.S. Treasury Obligations - 9.5%
U.S. Treasury Bond, 3.875%, 08/15/40			1,620	1,450			1,620	1,450
U.S. Treasury Note, 1.875%, 4/30/14	1,075	1,094					1,075	1,094
U.S. Treasury Note, 2.000%, 01/31/16			625	620			625	620
U.S. Treasury Note, 3.500%, 2/15/39	690	579					690	579
U.S. Treasury Note, 3.500%, 5/15/20	730	740					730	740
U.S. Treasury Note, 3.625%, 02/15/21			2,430	2,465			2,430	2,465
U.S. Treasury Note, 4.875%, 6/30/12	195	206					195	206
U.S. Treasury Obligations Total		$2,619		$4,535				$7,154

Investment Fund - 2.6%
Invesco Liquid Assets Portfolio**	126,108	126					126,108	126
Old Mutual Cash Reserves Fund, Institutional Class, 0.05%(A)			1,297,521	1,298			1,297,521	1,298
Touchstone Institutional Money Market Fund^	524,615	525					524,615	525
Investment Fund Total		$651		$1,298		$ —		$1,949

Total Investments - 100% (Cost $73,093)		27,977		47,527				75,504
Other Assets and Liabilities, Net		(17)		54				37
Total Net Assets		$27,960		$47,581				$75,541

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $2,529 (000) or 9.0% of net assets of the Touchstone Total Return Bond
Fund and $1,639 (000) or 3.4% of the Old Mutual Barrow Hanley Core Bond Fund. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc.
serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of March 31, 2011.

(B) - Variable rate security – the rate reflected is the rate in effect as of March 31, 2011.

(C) - Zero Coupon security – The rate reported was the effective yield as of March 31, 2011.

(D) - Floating Rate Security - The rate reported represents the security’s rate as of March 31, 2011.

† All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $121,650

** Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Proforma Financial Statements
Touchstone Core Bond Fund
Old Mutual Dwight Intermediate Fixed Income Fund
Pro forma combined Statement of Assets & Liabilities
($000, excluding shares)
As Of March 31, 2011 (Unaudited)	Touchstone Core Bond Fund		Old Mutual Dwight Intermediate Fixed Income Fund		Proforma Adjustments	Touchstone Investment Trust Proforma Core Bond Fund
Assets
Investment securities:
At cost	$48,957		$95,447			144,404
Affiliated securities, at market value	2,412		19,572			21,984
Non-affiliated securities, at market value	46,390		$76,758			123,148
At market value	$48,802		96,330			145,132

Dividends and interest receivable	414		452			866
Receivable for capital shares sold	3		166			169
Receivable for securities sold	-		11,801			11,801
Receivable from Investment Adviser	-		14			14
Tax reclaims receivable	1		-			1
Other assets	34		3			37
Total Assets	49,254		108,766			158,020

Liabilities
Payable for capital shares redeemed	203		175			378
Payable for securities purchased	2,099		29,601			31,700
Payable to Advisor	10		30			40
Payable to other affiliates	38		-			38
Payable to Trustees	2		4			6
Payable for Distribution & Service Fees	-		4			4
Income Distribution Payable	-		173			173
Other accrued expenses and liabilities	35		35			70
Total Liabilities	2,386		30,022			32,408

Net Assets	$46,868		$78,744			125,612

Net Assets Consist of:
Paid-in capital	$47,818		$77,563			125,381
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	(70)		3			(67)
Accumulated net realized gain (loss) from security transactions	(724)		295			(429)
Net unrealized appreciation (depreciation) on investments	(155)		883			728
Net Assets	$46,868		$78,744			125,612

Pricing of Class A Shares
Net assets attributable to Class A shares	$40,553		30,532			71,085
Shares of beneficial interest outstanding	3,954,759	(A)	3,090,157	(B)	2,977,565	6,932,324
Net asset value and redemption price per share	$10.25		9.88		10.25	10.25
Maximum offering price per share	$10.76		10.37	**	10.76	10.76

Pricing of Class C Shares
Net assets attributable to Class C shares	$6,315		11,462			17,777
Shares of beneficial interest outstanding	655,116	(A)	1,160,708	(B)	1,188,995	1,844,111
Net asset value, offering price and redemption price per share*	$9.64		9.87		9.64	9.64

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$-		22,930			22,930
Shares of beneficial interest outstanding	-		2,322,078	(B)		2,322,078
Net asset value, offering price and redemption price per share	$-		9.87			9.87

Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$-		13,820			13,820
Shares of beneficial interest outstanding	-		1,397,971	(B)		1,397,971
Net asset value, offering price and redemption price per share*	$-		9.89			9.89

(A) Unlimited number of shares authorized, no par value
(B) Unlimited number of shares authorized, par value of $.001
* Redemption price per share varies by length of time shares are held.
** Maximum offering priceper share is equal to net asset value/95.25%
*** Dwight Intermediate Fixed Income Fund Z shares will convert to Touchstone Core Bond Fund Y shares.

Touchstone Investment Trust
Core Bond Fund
Proforma Combining
Statement of Operations
For the Twelve Months Ending March 31, 2011 (Unaudited)
($000)
	Old Mutual Dwight Intermediate Fixed Income Fund	Touchstone Investment Trust Core Bond Fund	Proforma Adjustments	Touchstone Investment Trust Proforma Core Bond Fund

Investment Income
Dividends from affiliated securities	7	6		13
Dividends from non-affiliated securities	4	1		5
Interest Income	2,894	2,240		5,134
Total Investment Income	2,905	2,247		5,152

Expenses
Investment advisory fees	380	245	26	651
Distribution expenses, Class A	102	103		205
Distribution expenses, Class C	158	78		236
Administration fees	-	98	169	267
Transfer Agent fees, Class A	51	33	(19)	65
Transfer Agent fees, Class C	21	7	(5)	23
Transfer Agent fees, Class Y	20	-	(4)	16
Transfer Agent fees, Institutional Class	1	-		1
Postage and supplies		19		19
Reports to shareholders	20	8		28
Registration fees, Fund level	50	-	(50)	-
Registration fees, Class A	-	8		8
Registration fees, Class C	-	5		5
Registration fees, Class Y	-	-	6	6
Registration fees, Institutional Class	-	-	6	6
Professional fees	34	21	(33)	22
Custodian fees	13	8		21
Trustees' fees and expenses	40	9	(40)	9
Compliance fees and expenses		2		2
Other expenses	53	21	(14)	60
Total Expenses	943	665	42	1,650

Fees waived and/or expenses reimbursed by the Advisor/Administrator	(187)	(167)	(94)	(448)
Trustees Fees waived by Advisor	(18)		18	-
Net Expenses	738	498	(34)	1,202

Net Investment Income (Loss)	2,167	1,749	34	3,950

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	3,280	903		4,183
Net realized gains (losses) from foreign currency transactions	36	-		36
Net change in unrealized appreciation/
depreciation on investments	(1,394)	364		(1,030)
Net Realized and Unrealized Gains on Investments	1,922	1,268		3,190

Net Increase in Net Assets from Operations	4,089	3,017	34	7,140

A	Based on differences in contractual expense agreements.
B	Decrease due to the elimination of duplicate expenses achieved by merging
C	Based on expense limitation agreement
D	Reclassification of fund level expens to class level expenses

Touchstone Funds Group Trust
Touchstone Core Bond Fund
Pro Forma Combining
Portfolio of Investments ($000)
As Of March 31, 2011 (Unaudited)
	Touchstone Core Bond Fund		Old Mutual Dwight Intermediate Fixed Income Fund		Pro Forma Adjustments		Proforma Combined Touchstone Core Bond Fund
Category	Principal Amount/ Shares	Market Value	Principal Amount/ Shares	Market Value	Principal Amount/ Shares		Principal Amount/ Shares	Market Value
Asset-Backed Securities -6.1%
Ally Auto Receivables Trust, Ser 2010-4, CI A3, 0.910%, 11/17/14			305	304			305	304
Ally Master Owner Trust, Ser 2011-1, Cl A2, 2.150%, 01/15/16			640	640			640	640
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2, 0.840%, 06/09/14			415	415			415	415
Bank of America Auto Trust, Ser 2010-2, Cl A3, 1.310%, 07/15/14			435	438			435	438
Capital One Multi-Asset Execution Trust, Ser 2007-A4, Cl A4, 0.249%, 03/16/15(B)			400	399			400	399
Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2, 3.200%, 04/15/14(G)			664	668			664	668
CIT Group Home Equity Loan Trust, Ser 2002-1, Cl AF5, 6.710%, 02/25/33(D)(G)			4	2			4	2
Deutsche ALT-A Securities, Inc. lternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35	1,185	1,123					1,185	1,123
Equivantage Home Equity Loan Trust, Ser 1996-3, Cl A3, 7.700%, 09/25/27(G)			3	3			3	3
First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	300	297					300	297
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1, 2.120%, 02/15/16			420	421			420	421
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Class A3, 4.569%, 8/10/42	570	575					570	575
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1, 0.404%, 03/20/36(B)(G)			55	52			55	52
Mercedes-Benz Auto Receivables Trust, Ser 2010-1, Cl A3, 1.420%, 08/15/14			250	252			250	252
Morgan Stanley Capital I, Ser 2006-HQ9,Class A3, 5.712%, 7/12/44	555	579					555	579
Oil and Gas Royalty Trust 144A, Ser 2005-1A, Cl A, 5.090%, 07/28/12 (F)			42	42			42	42
Residential Asset Securities, Ser 2001-KS3, Cl AI6, 5.960%, 09/25/31(B) (G)			17	16			17	16
Soundview Home Equity Loan Trust, Ser 2006-OPT3, Cl 2A2, 0.360%, 06/25/36(B) (G)			1	1			1	1
Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35	471	421					471	421
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A3, 1.270%, 12/16/13			475	478			475	478
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3, 1.040%, 02/18/14			310	311			310	311
TXU Electric Delivery Transition Bond, Ser 2004-1, Cl A2, 4.810%, 11/17/14(G)			253	263			253	263
Asset-Backed Securities Total		$2,994		$4,705		$-		$7,699

Corporate Bonds - 25.6%
Accellent, Inc., 8.375%, 2/1/17	22	24					22	24
Accuride Corp., 9.500%, 8/1/18	23	26					23	26
ACE Hardware Corp., 144a, 9.125%, 6/1/16	40	43					40	43
Acquisition Co Lanza Park, 10.000%, 06/01/17			64	71			64	71
AES Corp., 8.000%, 10/15/17	45	48					45	48
AK Steel Corp., 7.625%, 5/15/20	50	51					50	51
Aleris International, Inc., 144a,7.625%, 2/15/18	36	36					36	36
America Movil SAB de CV, 3.625%, 03/30/15			250	257			250	257
American Axle & Manufacturing, Holdings 144A, 9.250%, 01/15/17			105	116			105	116
Amsted Industries, Inc., 144a, 8.125%, 3/15/18	39	42					39	42
Anheuser-Busch InBev Worldwide, 3.000%, 10/15/12			160	165			160	165
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/39	295	401					295	401
Appalachian Power, 4.600%, 03/30/21			327	322			327	322
Appleton Papers 144A, 10.500%, 06/15/15			260	274			260	274
ARAMARK Corp., 8.500%, 2/1/15	75	78					75	78
ArcelorMittal, 5.500%, 3/1/21	310	305					310	305
Arcelormittal, 6.125%, 06/01/18			235	249			235	249
Arrow Electronics, 3.375%, 11/01/15			188	185			188	185
Ashtead Capital, 144A, 9.000%, 08/15/16			161	169			161	169
Ashtead Holdings, 144A, 8.625%, 08/01/15			44	46			44	46
AT&T, Inc., 6.550%, 2/15/39	300	313					300	313
Autozone, 4.000%, 11/15/20			175	163			175	163
Aviation Capital Group, 144a, 6.750%, 4/6/21	15	15					15	15
Axcan Intermediate Holdings, Inc., 12.750%, 3/1/16	25	28					25	28
Baltimore Gas & Electric, 5.900%, 10/01/16			226	250			226	250
Bank of America Corp. MTN, 7.375%, 5/15/14	275	311					275	311
Bank of America, 5.300%, 03/15/17			452	464			452	464
Basic Energy Services, Inc., 144a, 7.750%, 2/15/19	56	58					56	58
Basic Energy Services, Inc., 7.125%, 4/15/16	29	29					29	29
Becton Dickinson, 3.250%, 11/12/20			180	168			180	168
BI-LO LLC / BI-LO Finance Corp.,144a, 9.250%, 2/15/19	31	32	90	93			121	125
Blue Merger Sub, Inc., 144a, 7.625%, 2/15/19	15	15					15	15
BNP Paribas Home Loan, 144A, 2.200%, 11/02/15			366	352			366	352
BorgWarner, 4.625%, 09/15/20			29	29			29	29
Brandywine Operating Partnership LP, 5.400%, 11/1/14	305	322					305	322
Brightstar, 144A, 9.500%, 12/01/16			134	144			134	144
Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	190	192					190	192
BWAY Holding Co., 144a, 10.000%, 6/15/18	10	11					10	11
Calpine Corp., 144a, 7.500%, 2/15/21	30	31					30	31
Calpine Corp., 144a, 7.875%, 7/31/20	25	27					25	27
Capella Healthcare, Inc., 144a, 9.250%, 7/1/17	57	61					57	61
Cascades, Inc., 7.750%, 12/15/17	27	29					27	29
Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/18	275	306					275	306
Caterpillar Financial Services Corp., MTN, 2.650%, 04/01/16			140	139			140	139
CCO Holdings LLC / CCO HoldingsCapital Corp., 7.000%, 1/15/19	37	38					37	38
CCO Holdings LLC / CCO HoldingsCapital Corp., 7.875%, 4/30/18	15	16					15	16
CenterPoint Energy, Inc., 5.950%, 2/1/17	320	348					320	348
Central Garden and Pet Co., 8.250%, 3/1/18	29	30					29	30
Cenveo Corp., 8.875%, 2/1/18	25	25					25	25
Cequel Communications Holdings l LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	60	63					60	63
Chesapeake Energy Corp., 6.500%, 8/15/17	101	109					101	109
Cincinnati Bell, Inc., 8.375%, 10/15/20	56	55					56	55
CIT Group, Inc., 7.000%, 5/1/16	20	20					20	20
CIT Group, Inc., 7.000%, 5/1/17	10	10					10	10
Citadel Broadcasting Corp., 144a, 7.750%, 12/15/18	5	5					5	5
Citigroup, 4.750%, 05/19/15			249	261			249	261
Citigroup, Inc., 5.500%, 4/11/13	250	268					250	268
Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1	1					1	1
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17	16	18					16	18
Cleaver-Brooks 144A, 12.250%, 05/01/16			72	76			72	76
Cloud Peak Energy Resources LLC /Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	29	32					29	32
CMS Energy Corp., 6.250%, 2/1/20	230	240					230	240
CMS Energy Corp., 8.750%, 6/15/19	15	18					15	18
CNH America, 7.250%, 01/15/16			190	208			190	208
Coffeyville Resources LLC / CoffeyvilleFinance Inc., 144a, 10.875%, 4/1/17	32	36					32	36
Comcast Corp., 5.700%, 7/1/19	235	255					235	255
Consol Energy, Inc., 8.000%, 4/1/17	10	11					10	11
Consol Energy, Inc., 8.250%, 4/1/20	10	11					10	11
Con-way, 6.700%, 05/01/34			158	145			158	145
Con-way, 7.250%, 01/15/18			25	27			25	27
Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	24	26					24	26
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	48	49					48	49
Corn Products International, 4.625%, 11/01/20			88	86			88	86
Covidien International Finance, 2.800%, 06/15/15			201	201			201	201
Credit Acceptance Corp., 144a, 9.125%, 2/1/17	44	47					44	47
Credit Suisse New York, MTN, 4.375%, 8/5/20	275	269					275	269
Crestwood Midstream Partners LP /Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19	44	44					44	44
Cricket Communications, Inc., 7.750%, 5/15/16	45	48					45	48
Crosstex Energy, 8.875%, 2/15/18	12	13					12	13
CSC Holdings LLC, 8.625%, 2/15/19	50	57					50	57
Dana Holding Corp., 6.750%, 2/15/21	50	50					50	50
Delta Air Lines, Ser A, 5.300%, 04/15/19			134	135			134	135
Denbury Resources, 6.375%, 08/15/21			60	61			60	61
Denbury Resources, 9.750%, 03/01/16			90	102			90	102
Deutsche Bank AG, Ser 1, 3.250%, 1/11/16	175	176					175	176
DirecTV Holdings LLC / DirecTVFinancing Co., Inc., 7.625%, 5/15/16	265	292					265	292
Discover Bank, 7.000%, 04/15/20			297	327			297	327
Dr Pepper Snapple, 2.900%, 01/15/16			100	99			100	99
Duke Energy Ohio, 5.450%, 04/01/19			205	225			205	225
Embarq, 7.082%, 06/01/16			310	353			310	353
Enbridge Energy Partners, 9.875%, 03/01/19			229	299			229	299
Enel Finance International NV, 144a, 6.250%, 9/15/17	230	252					230	252
Enterprise Products Operating LLC, 3.200%, 2/1/16	250	248					250	248
Enterprise Products Operating LLC, 7.000%, 6/1/67 (C)	40	40					40	40
Entravision Communications Corp., 8.750%, 8/1/17	11	12					11	12
Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	100	108	130	140			230	248
ERAC USA Finance, 144A, 5.250%, 10/01/20			162	167			162	167
Exide Technologies, 144a, 8.625%, 2/1/18	8	9					8	9
FCC Holdings, 144A, 12.000%, 12/15/15			48	49			48	49
Fifth Third Bancorp, 3.625%, 01/25/16			115	115			115	115
First Horizon National, 5.375%, 12/15/15			182	190			182	190
Fisher Communications, Inc., 8.625%, 9/15/14	35	36					35	36
Freeport-McMoRan Copper & Gold, 8.375%, 04/01/17			109	120			109	120
Frontier Communications Corp., 8.500%, 4/15/20	57	62					57	62
General Electric Capital Corp., MTN, 5.625%, 5/1/18	270	292					270	292
General Electric Capital, 2.250%, 11/09/15			210	202			210	202
General Electric Capital, 5.300%, 02/11/21			110	111			110	111
General Electric Capital, 5.900%, 05/13/14			370	408			370	408
General Electric Capital, MTN, 5.720%, 08/22/11			305	309			305	309
Genesis Energy LP / Genesis EnergyFinance Corp., 144a, 7.875%, 12/15/18	50	51					50	51
Geo Group, 144A, 6.625%, 02/15/21			86	85			86	85
Goldman Sachs Group, 5.950%, 01/18/18			265	285			265	285
Goldman Sachs Group, Inc., 7.500%, 2/15/19	240	279					240	279
Goodyear Tire & Rubber Co.,10.500%, 5/15/16	28	31	405	454			433	485
Griffon Corp., 144a, 7.125%, 4/1/18	23	23					23	23
Health Care REIT, Inc., 6.125%, 4/15/20	175	185					175	185
Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	78	82					78	82
Hilcorp Energy I LP / Hilcorp Finance Co.,144a, 7.750%, 11/1/15	50	52					50	52
Hilcorp Energy I LP / Hilcorp Finance Co.,144a, 9.000%, 6/1/16	75	79					75	79
Holly Energy Partners LP / Holly EnergyFinance Corp., 6.250%, 3/1/15	50	50					50	50
Home Depot, Inc., 5.950%, 4/1/41	220	219					220	219
Hutchison Whampoa International, 144A, 5.750%, 09/11/19			80	86			80	86
Icon Health & Fitness, 144a, 11.875%, 10/15/16	27	29					27	29
Inergy LP / Inergy Finance Corp., 144a, 7.000%, 10/1/18	22	23					22	23
Ingersoll-Rand Global Holding, 9.500%, 04/15/14			95	114			95	114
Ingles Markets, Inc., 8.875%, 5/15/17	55	59					55	59
Insight Communications Co., Inc., 144a, 9.375%, 7/15/18	30	33					30	33
Intelsat Jackson Holdings SA, 144a, 7.250%, 4/1/19	28	28					28	28
Interface, 144A, 7.625%, 12/01/18			60	62			60	62
Intergen NV, 144a, 9.000%, 6/30/17	110	119					110	119
International Game Technology, 5.500%, 06/15/20			70	71			70	71
International Lease Finance, 8.250%, 12/15/20			100	110			100	110
Iron Mountain, Inc., 8.000%, 6/15/20	100	106					100	106
Isle of Capri Casinos, 144A, 7.750%, 03/15/19			30	30			30	30
JMC Steel Group, 144a, 8.250%, 3/15/18	78	80	93	95			171	175
John Deere Capital, MTN, 1.600%, 03/03/14			100	100			100	100
JPMorgan Chase & Co., 4.250%, 10/15/20	175	167					175	167
JPMorgan Chase, 4.400%, 07/22/20			208	201			208	201
Kemet Corp., 10.500%, 5/1/18	38	43					38	43
Keycorp, MTN, 5.100%, 03/24/21			125	124			125	124
Koppers, Inc., 7.875%, 12/1/19	30	33					30	33
Kraft Foods, Inc., 4.125%, 2/9/16	170	176					170	176
Kratos Defense & Security Solutions, 10.000%, 06/01/17			60	66			60	66
Landry’s Restaurants, 11.625%, 12/01/15			165	178			165	178
Lear Corp., 7.875%, 3/15/18	8	9					8	9
Libbey Glass, Inc., 10.000%, 2/15/15	49	53					49	53
Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (C)	16	21					16	21
Liberty Tire Recycling, 144a, 11.000%, 10/1/16	27	30					27	30
Ltd Brands, 8.500%, 06/15/19			220	252			220	252
Lyondell Chemical Co., 144a, 8.000%, 11/1/17	18	20					18	20
Macy's Retail Holdings, Inc., 5.350%, 3/15/12	220	227					220	227
MarkWest Energy Partners LP / MarkWestEnergy Finance Corp., 6.750%, 11/1/20	35	36					35	36
Martin Midstream Partners LP / MartinMidstream Finance Corp., 8.875%, 4/1/18	47	50					47	50
McKesson, 3.250%, 03/01/16			95	96			95	96
MEG Energy Corp., 144a, 6.500%, 3/15/21	34	35					34	35
Meritage Homes Corp., 7.150%, 4/15/20	46	46					46	46
MetLife, Inc., 10.750%, 8/1/39	70	97					70	97
MetroPCS Wireless, Inc., 7.875%, 9/1/18	16	17					16	17
Midwest Vanadium, 144A, 11.500%, 02/15/18			281	290			281	290
Morgan Stanley, MTN, 4.100%, 1/26/15	250	257					250	257
Morgan Stanley, 4.200%, 11/20/14			231	239			231	239
Nabors Industries, 5.000%, 09/15/20			215	214			215	214
National Semiconductor, 3.950%, 04/15/15			190	194			190	194
Navios Maritime Holdings, Inc. / NaviosMaritime Finance II US Inc, 144a, 8.125%, 2/15/19	29	29					29	29
Navistar International Corp., 8.250%, 11/1/21	25	28	178	197			203	225
NBTY, Inc., 144a, 9.000%, 10/1/18	30	33					30	33
NCL, 11.750%, 11/15/16			168	194			168	194
Newfield Exploration Co., 6.875%, 2/1/20	14	15					14	15
News America, Inc., 6.900%, 3/1/19	210	245					210	245
NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66 (C)	225	222					225	222
NII Capital Corp., 7.625%, 4/1/21	38	39					38	39
NII Capital Corp., 8.875%, 12/15/19	19	21					19	21
Nisource Finance Corp., 6.150%, 3/1/13	265	287					265	287
Norfolk Southern Corp., 5.750%, 4/1/18	350	392					350	392
Novelis, 144A, 8.750%, 12/15/20			142	156			142	156
Novelis, Inc., 144a, 8.375%, 12/15/17	10	11					10	11
NuStar Logistics LP, 6.050%, 3/15/13	235	251					235	251
Omega Healthcare Investors, Inc.,144a, 6.750%, 10/15/22	52	53					52	53
Omnicare, Inc., 7.750%, 6/1/20	41	43					41	43
Omnicom Group, 4.450%, 08/15/20			150	148			150	148
Oneok Partners, 3.250%, 02/01/16			145	144			145	144
PAETEC Holding Corp., 8.875%, 6/30/17	14	15					14	15
Penn Virginia Resource Partners LP /Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	18	19					18	19
Petrohawk Energy Corp.,7.250%, 8/15/18	51	53					51	53
PHH Corp., 9.250%, 3/1/16	9	10					9	10
Pinafore LLC / Pinafore, Inc., 144a, 9.000%, 10/1/18	21	23					21	23
Pioneer Drilling Co., 9.875%, 3/15/18	44	47					44	47
Plains All American Pipeline LP / PAAFinance Corp., 6.650%, 1/15/37	210	222					210	222
PNC Bank NA, 6.000%, 12/07/17			268	297			268	297
PolyOne Corp., 7.375%, 9/15/20	9	9					9	9
Polypore International, 144A, 7.500%, 11/15/17			209	219			209	219
PPL Energy Supply LLC, 6.500%, 5/1/18	185	207					185	207
Protective Life, 7.375%, 10/15/19			192	214			192	214
Prudential Financial, MTN, 4.500%, 11/15/20			175	171			175	171
Pulte Group, Inc., 6.375%, 5/15/33	26	21					26	21
Pulte Group, Inc., 7.875%, 6/15/32	4	4					4	4
Qwest Communications International, 8.000%, 10/01/15			96	106			96	106
Rain Carbon India Limited, 144A, 8.000%, 12/01/18			110	118			110	118
Regency Energy Partners LP / RegencyEnergy Finance Corp., 9.375%, 6/1/16	40	46					40	46
Reynolds Group Issuer, Inc. / ReynoldsGroup Issuer LLC, 144a, 7.750%, 10/15/16	15	16					15	16
Rhodia 144A, 6.875%, 09/15/20			178	181			178	181
Rockies Express Pipeline LLC, 144a, 6.250%, 7/15/13	235	251					235	251
Royal Bank of Scotland, 4.875%, 03/16/15			107	111			107	111
RSC Equipment Rental, Inc. / RSCHoldings III LLC, 144a, 10.000%, 7/15/17	19	22					19	22
Sabine Pass LNG LP, 7.250%, 11/30/13	35	36					35	36
Safeway, 6.350%, 08/15/17			207	231			207	231
Seminole Indian Tribe of Florida, 144a, 7.750%, 10/1/17	15	16					15	16
Service Corp. International, 8.000%, 11/15/21	80	87					80	87
Shell International, 3.100%, 06/28/15			189	194			189	194
Simon Property Group LP, 5.650%, 02/01/20			179	193			179	193
Southern Copper, 5.375%, 04/16/20			226	230			226	230
Sprint Capital Corp., 6.875%, 11/15/28	12	11					12	11
Sprint Nextel Corp., 8.375%, 8/15/17	100	111					100	111
STHI Holding Corp., 144a, 8.000%, 3/15/18	50	52					50	52
Stonemor Operating LLC / CornerstoneFamily Services of WV / Osiris Holding, 10.250%, 12/1/17	39	40					39	40
SunTrust Bank, 7.250%, 03/15/18			200	227			200	227
Targa Resources Partners LP / TargaResources Partners Finance Corp., 144a, 7.875%, 10/15/18	101	107					101	107
Teachers Insurance & AnnuityAssociation of America, 144a, 6.850%, 12/16/39	165	186					165	186
Teck Resources, 10.250%, 05/15/16			15	18			15	18
Teck Resources, 3.850%, 08/15/17			155	155			155	155
Teck Resources, 9.750%, 05/15/14			19	23			19	23
Tembec Industries, Inc., 144a,11.250%, 12/15/18	37	41					37	41
Tengizchevroil Finance SARL, 144A, 6.124%, 11/15/14			315	332			315	332
Tenneco, Inc., 6.875%, 12/15/20	12	12					12	12
Texas Industries, Inc., 9.250%, 8/15/20	21	23					21	23
Time Warner Cable, Inc., 4.125%, 2/15/21	440	411					440	411
Time Warner, Inc., 3.150%, 7/15/15	145	147					145	147
Tower Automotive Holdings USA LLC /TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	25	28					25	28
TransCanada PipeLines Ltd., 6.100%, 6/1/40	220	231					220	231
TransDigm, Inc., 144a, 7.750%, 12/15/18	50	54					50	54
Tutor Perini Corp., 144a, 7.625%, 11/1/18	40	41					40	41
TW Telecom Holdings, Inc., 8.000%, 3/1/18	7	8					7	8
Tyco International Finance, 3.375%, 10/15/15			118	121			118	121
United Airlines, 12.750%, 07/15/12			200	220			200	220
United Maritime Group Finance, 11.750%, 06/15/15			316	328			316	328
Vale Overseas Limited, 5.625%, 09/15/19			62	65			62	65
Verizon Communications, Inc., 6.250%, 4/1/37	275	282					275	282
Verizon Wireless Capital, 5.550%, 02/01/14			1	1			1	1
Viacom, Inc., 6.250%, 4/30/16	330	375					330	375
Viasat, Inc., 8.875%, 9/15/16	39	42					39	42
Visteon Corp., 144a, 6.750%, 4/15/19	40	40					40	40
Vodafone Group, 2.875%, 03/16/16			205	203			205	203
WCI Finance LLC / WEA Finance LLC, 144a, 5.700%, 10/1/16	290	316					290	316
Wells Fargo, 3.676%, 06/15/16			255	257			255	257
West Corp., 144a, 8.625%, 10/1/18	50	53					50	53
Western Union, 5.253%, 04/01/20			94	98			94	98
Whirlpool, MTN, 8.600%, 05/01/14			50	58			50	58
Williams Partners, 5.250%, 03/15/20			132	138			132	138
Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	100	115					100	115
Windstream Corp., 7.875%, 11/1/17	69	74					69	74
Xstrata Finance Canada Ltd., 144a, 5.500%, 11/16/11	350	360	55	57			405	417
Corporate Bonds Total		$15,343		$16,823		$-		$32,166

Mortgage-Backed Securities - 22.6%
Adjustable Rate Mortgage Trust, CMO, Ser 2004-4, Cl 3A1, 3.088%, 03/25/35(B)			9	9			9	9
Banc of America Commercial Mortgage, CMBS, Ser 2001-PB1, Cl A2, 5.787%, 05/11/35(G)			117	118			117	118
Banc of America Commercial Mortgage, CMBS, Ser 2004-5, Cl A4, 4.936%, 11/10/41(B)			746	803			746	803
Banc of America Commercial Mortgage, CMBS, Ser 2005-6, Cl A4, 5.368%, 09/10/47(B)(G)			500	539			500	539
Banc of America Commercial Mortgage, Inc., Ser 2005-4, Class A3, 4.891%, 7/10/45	280	288					280	288
Banc of America Commercial Mortgage, Inc., Ser 2006-2, Class A3, 5.713%, 5/10/45(C)	335	348					335	348
Banc of America Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45	435	448					435	448
Banc of America Commercial Mortgage, Inc., Ser 2007-1, Class AAB, 5.422%, 1/15/49	355	371					355	371
Banc of America Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.639%, 4/10/49(C)	540	569					540	569
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42	875	927					875	927
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Class A3, 5.518%, 9/11/41	270	281					270	281
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Class A4, 5.718%, 6/11/40(C)	875	944					875	944
Citigroup Commercial MortgageTrust, Ser 2006-C4, Class A2, 5.733%, 3/15/49 (C)	180	187					180	187
Commercial Mortgage Asset Trust, CMBS, Ser 1999-C1, Cl C, 7.350%, 01/17/32(B)			424	462			424	462
Commercial Mortgage Pass Through Certificates, Ser 2004-LB4A, Class A3, 4.405%, 10/15/37	101	102					101	102
Commercial Mortgage Pass Through Certificates, Ser 2005-C6, Class A5A, 5.116%, 6/10/44(C)	135	144					135	144
Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36 (C)	610	342					610	342
Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-C3, Class A5, 5.113%, 7/15/36(C)	550	587					550	587
Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-9, Class 2A1, 5.500%, 10/25/35	1,013	968					1,013	968
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D, 7.270%, 01/17/35(G)			36	36			36	36
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 2005-C5, Cl AM, 5.100%, 08/15/38(B)			350	366			350	366
DB-UBS Mortgage Trust, CMBS, 144A, Ser 2011-LC1A, Cl A2, 4.528%, 11/10/46			278	283			278	283
Fannie Mae REMICS, CMO, Ser 2005-5, Cl AB, 5.000%, 04/25/32(G)			1,055	1,118			1,055	1,118
Fannie Mae REMICS, CMO, Ser 2005-87, Cl PC, 5.000%, 02/25/27(G)			649	667			649	667
Fannie Mae REMICS, CMO, Ser 2007-78, Cl PB, 6.000%, 08/25/31(G)			200	206			200	206
FHLMC Multifamily Structured Pass Through Certificates, CMO, Ser 2006-K001, Cl A3, 5.469%, 01/25/12(B)(G)			8	8			8	8
FHLMC, Pool #A56988, 5.500%, 2/1/37	307	328					307	328
FHLMC, Pool #A96485, 4.500%, 1/1/41	548	558					548	558
FHLMC, Pool #G03781, 6.000%, 1/1/38	292	317					292	317
FNMA, Pool #254759, 4.500%, 6/1/18	143	152					143	152
FNMA, Pool #535290, 8.000%, 5/1/30	16	19					16	19
FNMA, Pool #561741, 7.500%, 1/1/31	44	51					44	51
FNMA, Pool #569874, 8.000%, 2/1/31	12	14					12	14
FNMA, Pool #765504, 4.500%, 2/1/19	58	61					58	61
FNMA, Pool #889734, 5.500%, 6/1/37	272	292					272	292
FNMA, Pool #974401, 4.500%, 4/1/23	143	150					143	150
FNMA, Pool #974403, 4.500%, 4/1/23	201	212					201	212
FNMA, Pool #983610, 5.000%, 5/1/23	798	848					798	848
FNMA, Pool #984256, 5.000%, 6/1/23	194	207					194	207
FNMA, Pool #988107, 5.000%, 8/1/23	288	306					288	306
FNMA, Pool #995220, 6.000%, 11/1/23	163	178					163	178
FNMA, Pool #995472, 5.000%, 11/1/23	193	205					193	205
FNMA, Pool #995529, 5.500%, 11/1/22	178	193					178	193
FNMA, Pool #AB1149, 5.000%, 6/1/40	402	422					402	422
FNMA, Pool #AB1800, 4.000%, 11/1/40	296	292					296	292
Freddie Mac REMICS, CMO, Ser 2005-2975, Cl PK, 5.500%, 09/15/33(G)			100	107			100	107
GE Capital Commercial Mortgage Corp., Ser 2002-2A, Class A3, 5.349%, 8/11/36	1,000	1,039					1,000	1,039
GE Capital Commercial Mortgage Corp., Ser 2004-C1, Class A2, 3.915%, 11/10/38	93	93					93	93
GE Capital Commercial Mortgage Corp., Ser 2005-C4, Class ASB, 5.282%, 11/10/45 (C)	396	417					396	417
GMAC Commercial Mortgage Securities, CMBS, Ser 2003-C2, Cl A1, 4.576%, 05/10/40(G)			538	559			538	559
GNMA, Pool #434792, 8.000%, 7/15/30	5	6					5	6
GNMA, Pool #G2 8503, 2.625%, 9/20/24 (C)	50	51					50	51
GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29	35	36					35	36
GS Mortgage Securities Corp. II, Ser 2006-GG8, Class AAB, 5.535%, 11/10/39	400	424					400	424
GSR Mortgage Loan Trust, CMO, Ser 2005-5F, Cl 1A1, 5.000%, 06/25/35 (G)			396	403			396	403
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C2, Class A3, 5.221%, 5/15/41 (C)	595	636					595	636
JPMorgan Chase Commercial Mortgage Securities, CMBS 144A, Ser 2011-C3, Cl A3, 4.388%, 02/15/46			281	282			281	282
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2001-CIB2, Cl D, 6.847%, 04/15/35(B)(G)			150	151			150	151
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2006-LDP9, Cl A3, 5.336%, 05/15/47			185	194			185	194
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2007-CB20, Cl A3, 5.819%, 02/12/51			350	371			350	371
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C3, Cl AM, 4.794%, 07/15/40			320	333			320	333
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl AM, 5.263%, 11/15/40(B)(G)			555	575			555	575
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Class A3, 5.689%, 3/15/32 (C)	470	487					470	487
Mastr Adjustable Rate Mortgages Trust, CMO, Ser 2004-13, Cl 3A6, 2.899%, 11/21/34(B)(G)			721	722			721	722
Morgan Stanley Capital I, CMBS, Ser 2007-T27, Cl A4, 5.795%, 06/11/42(B)			384	422			384	422
Morgan Stanley Dean Witter, Capital I, CMBS, Ser 2002-HQ, Cl A3, 6.510%, 04/15/34(G)			36	37			36	37
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Class 2A4S, 5.963%, 1/25/47	995	653					995	653
Morgan Stanley REREMIC Trust, CMBS 144A, Ser 2009-GG10, Cl A4A, 6.002%, 08/12/45(B)			96	104			96	104
PHH Mortgage Capital, CMO, Ser 2008-CIM2, Cl 5A1, 6.000%, 07/25/38			1,748	1,808			1,748	1,808
Protective Finance, CMBS 144A, Ser 2007-PLA, Cl A1, 5.325%, 03/14/38(G)			314	319			314	319
Residential Asset Securitization Trust, Ser 2005-A6CB, Class A8, 5.500%, 6/25/35	343	97					343	97
Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	472	368					472	368
Residential Funding Mortgage Securities I, Ser 2006-S2, Class A2, 5.750%, 2/25/36	138	91					138	91
Sequoia Mortgage Trust, CMO, Ser 2011-1, Cl A1, 4.125%, 02/25/41(B)			393	393			393	393
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-23, Class 1A3, 2.604%, 1/25/36 (C)	207	172					207	172
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Class A3, 5.313%, 11/15/48	250	268					250	268
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46	390	407					390	407
Wachovia Bank Commercial, Mortgage Trust, CMBS, Ser 2005-C20, Cl AMFX, 5.179%, 07/15/42(B)(G)			80	84			80	84
Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	438	382					438	382
Mortgage-Backed Securities Total		$16,936		$11,479		$-		$28,415

Municipal Bonds - 2.8%
California St UTGO, Ser 2009, 5.950%, 4/1/16	215	231					215	231
Commonwealth of Massachusetts, 4.200%, 12/01/21			390	387			390	387
Commonwealth of Pennsylvania, 5.850%, 07/15/30			250	251			250	251
Dallas Area Rapid Transit, 4.922%, 12/01/41			590	539			590	539
Dallas Independent School District, 6.450%, 02/15/35			250	261			250	261
East Bay Municipal Utility District, 5.874%, 06/01/40			450	446			450	446
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.520%, 02/01/18(G)			440	438			440	438
Municipal Electric Auth. of Georgia Rev, Ser 2010, 6.655%, 4/1/57	205	193					205	193
New York City Municipal Water Finance Authority, 6.011%, 06/15/42			230	235			230	235
State of Illinois, 5.877%, 03/01/19			105	105			105	105
State of Washington, 5.140%, 08/01/40			260	246			260	246
Virginia Commonwealth Transportation Board, 5.350%, 05/15/35			200	194			200	194
Municipal Bonds Total		$423		$3,102		$-		$3,525

U.S. Treasury Obligations - 19.5%
U.S. Treasury Bills, 0.040%, 04/14/11			1,270	1,270			1,270	1,270
U.S. Treasury Bills, 0.040%, 04/21/11			2,500	2,500			2,500	2,500
U.S. Treasury Bills, 0.050%, 04/28/11			1,250	1,250			1,250	1,250
U.S. Treasury Bond, 3.875%, 8/15/40	270	242					270	242
U.S. Treasury Bond, 4.375%, 5/15/40	500	489					500	489
U.S. Treasury Bond, 4.625%, 2/15/40	1,160	1,183					1,160	1,183
U.S. Treasury Inflation-Indexed Bonds , 2.375%, 01/15/25 (E)			260	341			260	341
U.S. Treasury Inflation-Indexed Notes, 2.000%, 01/15/14 (E)			520	675			520	675
U.S. Treasury Inflation-Indexed Notes, 2.000%, 07/15/14 (E)			520	667			520	667
U.S. Treasury Inflation-Indexed Notes, 2.125%, 02/29/16 (E)			3	3			3	3
U.S. Treasury Note, 1.250%, 2/15/14	400	400					400	400
U.S. Treasury Note, 2.625%, 11/15/20	2,130	1,988					2,130	1,988
U.S. Treasury Note, 2.625%, 8/15/20	695	652					695	652
U.S. Treasury Note, 3.625%, 2/15/21	5,595	5,675					5,595	5,675
U.S. Treasury Notes, 0.750%, 03/31/13			5,000	4,996			5,000	4,996
U.S. Treasury Notes, 3.625%, 02/15/21			2,146	2,176			2,146	2,176
U.S. Treasury Obligations Total		$10,628		$13,878		$-		$24,506

U.S. Government Agency Obligations - 21.3%
FHLMC Gold, 4.000%, 05/15/26 TBA			2,500	2,561			2,500	2,561
FHLMC Gold, 4.500%, 04/15/41 TBA			3,300	3,353			3,300	3,353
FHLMC Gold, 5.000%, 02/01/41			900	940			900	940
FHLMC Gold, 5.500%, 06/01/40 (G)			1,177	1,265			1,177	1,265
FHLMC Gold, 5.500%, 08/01/39 (G)			777	837			777	837
FHLMC Gold, 5.500%, 11/01/38 (G)			272	292			272	292
FHLMC Gold, 5.500%, 12/01/37 (G)			2,043	2,192			2,043	2,192
FNMA, 4.000%, 04/15/26 TBA			2,100	2,158			2,100	2,158
FNMA, 4.000%, 05/15/41 TBA			1,700	1,666			1,700	1,666
FNMA, 4.500%, 03/01/41			999	1,023			999	1,023
FNMA, 5.000%, 01/01/41			995	1,041			995	1,041
FNMA, 5.000%, 06/15/41 TBA			300	312			300	312
FNMA, 5.000%, 07/01/40 (G)			1,446	1,528			1,446	1,528
FNMA, 5.000%, 09/01/40 (G)			1,867	1,961			1,867	1,961
FNMA, 5.500%, 03/01/40 (G)			1,702	1,831			1,702	1,831
FNMA, 5.500%, 04/01/38 (G)			321	347			321	347
FNMA, 5.500%, 04/01/40 (G)			320	347			320	347
FNMA, 5.500%, 06/01/40 (G)			901	965			901	965
FNMA, 6.000%, 01/01/38 (G)			67	73			67	73
FNMA, 6.000%, 03/01/38 (G)			1,475	1,623			1,475	1,623
FNMA, 6.000%, 06/01/37 (G)			146	159			146	159
FNMA, 6.000%, 08/01/38 TBA			253	276			253	276
FNMA, 6.004%, 10/01/36(B)			20	21			20	21
U.S. Government Agency Obligations Total		$-		$26,771		$-		$26,771

Preferred Stock - 0.1%
Ally Financial, Inc., 7.38%	3	66					3	66
Preferred Stock Total		$66		$-		$-		$66

Investment Fund - 17.5%
Old Mutual Cash Reserves Fund, Institutional Class, Affiliated Mutual Fund, 0.05% (A)			19,572,469	19,572			19,572,469	19,572
Touchstone Institutional MoneyMarket Fund^	2,411,888	2,412					2,411,888	2,412
Investment Fund Total		$2,412		$19,572		$-		$21,984

Total Investment Securities - 115.5% (Cost $144,404)		$48,802		$96,330				$145,132

Other Assets and Liabilities, Net (-15.5%)		$(1,934)	-	$(17,586)		$-	-	$(19,520)

Total Net Assets - 100%		$46,868		$78,744		$-		$125,612

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $3,779 (000) or 8.1% of net assets of the Touchstone Core Bond Fund and $4,365 (000) or 5.5% of the Old Mutual Dwight Intermediated Fixed Income Fund. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(A) — Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same
Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of March 31, 2011.
at the time of purchase.
(B) — Floating Rate Security - The rate reported represents the security’s rate as of March 31, 2011.
(C) — Variable rate security – the rate reflected is the rate in effect as of March 31, 2011.
(D) — The rate shown reflects the coupon rate after the step date.
(E) — Inflation-Indexed Bond/Note.
(F) — Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. On March 31, 2011, the value of these securities amounted to $42 (000), representing 0.1% of the net assets of the Old Mutual Dwight Intermediate Fixed
Income Fund.
(G) — All or a portion of this security is held as cover for TBAs.
Cl — Class
CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LP — Limited Partnership
MTN — Medium Term Note
REMICS — Real Estate Mortgage Investment Conduit
Ser — Series
TBA — Security traded under delayed delivery commitments settling after March 31, 2011. Income on this security will not be earned until the settlement date.
Amounts designated as “—” are either $0 or have been rounded to $0.

TOUCHSTONE FUNDS GROUP TRUST AND TOUCHSTONE INVESTMENT TRUST

TOUCHSTONE ULTRA SHORT DURATION FUND FIXED INCOME FUND, THE TOUCHSTONE TOTAL RETURN BOND FUND, AND THE TOUCHSTONE CORE BOND FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS

MARCH 31, 2011

(UNAUDITED)

DESCRIPTION OF THE FUNDS

The acquiring funds, Touchstone Funds Group Trust Ultra Short Duration Fixed Income Fund, the Touchstone Funds Group Trust Total Return Bond Fund and the Touchstone Investment Trust Core Bond Fund (the "Acquiring Funds"), are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Touchstone Ultra Short Duration Fixed Income Fund consists of Class Z shares, the Touchstone Total Return Bond Fund consists of Class A, Class C, Class Y, and Institutional Class shares, and the Touchstone Core Bond fund consists of Class A and Class C shares.    The target funds, Old Mutual Dwight Short Term Fixed Income Fund, the Old Mutual Barrow Hanley Core Bond Fund, and the Old Mutual Dwight Intermediate Fixed Income Fund (the "Target Funds"), are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Old Mutual Dwight Short Term Fixed Income Fund consists of Class A, Class C, Class Z, and Institutional Class shares, the Old Mutual Barrow Hanley Core Bond Fund consists of Institutional Class shares, and the Old Mutual Dwight Intermediate Fixed Income Fund consists of Class A, Class C, Class Z, and Institutional Class shares.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Funds in exchange for shares of the Acquiring Funds (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Funds and the Target Funds will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Funds and the Target Funds have been combined as of and for the twelve months ended March 31, 2011. In accordance with U.S. generally accepted accounting principles ("GAAP"), the historical cost of investment securities will be carried forward to the Acquiring Funds and the results of operations for pre-combination periods of the Acquiring Funds will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Funds and the Target Funds included in their respective annual reports dated September 30, 2010 and March 31, 2011, respectively.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Funds by the Acquiring Funds had taken place as of April 1, 2011.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at March 31, 2011, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Target Fund, as of March 31, 2011, divided by the net asset value per share of the shares of the Acquiring Fund as of March 31, 2011.

The pro forma number of shares outstanding for the combined fund consists of the following at March 31, 2011:

Touchstone Funds Group Trust Ultra Short Duration Fixed Income Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	-	887,351	887,351
Class C	-	973,081	973,081
Institutional Class	-	2,003,181	2,003,181
Class Y *	-	12,336,922	12,336,922
Class Z	27,545,358	-	27,545,358

*Class Z for Target Fund

Touchstone Funds Group Trust Total Return Bond Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	270,001	-	270,001
Class C	235,146	-	235,146
Class Y	78,360	-	78,360
Institutional Class	2,141,622	4,636,243	6,777,865

Touchstone Investment Trust Core Bond Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	3,954,759	2,977,565	6,932,324
Class C	655,116	1,188,995	1,844,111
Class Y *	-	2,322,078	2,322,078
Institutional Class	-	1,397,971	1,397,971

*Class Z for Target Fund

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the Provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.  The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

PART C
OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS:

(1)      CHARTER OF THE REGISTRANT

(a) Registrant's Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the Securities and Exchange Commission ("SEC") on November 24, 1998.

(b) Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(c) Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post- Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(d) Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on December 17, 1997.

(e) Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(f) Certificate and Declaration of Trust dated December 10, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on January 27, 1999.

(g) Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 3, 2004.

(h) Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(2) BY-LAWS OF THE REGISTRANT

Amended and Restated By-Laws of the Trust as revised November 18, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on April 14, 2005.

(3) VOTING TRUST AGREEMENT

Not Applicable

(4) AGREEMENT AND PLAN OF REORGANIZATION

Form of Agreement and Plan of Reorganization is attached to the Proxy Statement/Prospectus contained in this Registration Statement.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 19, 2007.

(6) INVESTMENT ADVISORY CONTRACTS

(a) Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(2) of Post- Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(b)(1) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated April 1, 2007 is herein incorporated by reference to Exhibit (d)(2)(ii) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(b)(2) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated July 20, 2007 is herein incorporated by reference to Exhibit (d)(2)(iii) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(b)(3) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated May 15, 2008 is herein incorporated by reference to Exhibit (d)(2)(iv) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2009.

(c) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(d) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Miller/Howard Investments Inc. dated May 20, 2008 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 15, 2008.

(e) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. dated February 20, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(f) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC dated February 19, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(g) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Milne LLC (d/b/a JK Milne Asset Management) dated April 22, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on July 13, 2009.

(h) Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America, Inc. dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on October 15, 2009.

(i) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Farr, Miller & Washington LLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(j) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Investments, Ltd. dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(k) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Cornerstone Real Estate Advisers LLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(l) Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(m) Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(n) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(o) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(o)(i) Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz dated March 29, 2010 is herein incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(p) Sub-Advisory Agreement between Touchstone Advisors, Inc. and GAM International Management Limited dated October 1, 2010 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(q) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. dated December 31, 2009 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on December 28, 2009.

(r) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Deprince, Race & Zollo, Inc. dated December 6, 2010 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(s) Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America, Inc. dated April 18, 2011 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on April 18, 2011.

(t) Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners, LLC is herein incorporated by reference to Exhibit (d)(20) of Post Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(u) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC is herein incorporated by reference to Exhibit (d)(21) of Post Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a) Distribution Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(b) Form of Underwriter's Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(8) BONUS OR PROFIT SHARING PLAN

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2010.

(9) CUSTODIAN AGREEMENTS

Custodian Agreement between the Registrant and Brown Brother Harriman & Co. dated February 25, 2008 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2009.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a) Distribution and Shareholder Services Plan for Class A Shares is herein incorporated by reference to Exhibit (10)(a) of Form N-14 (File Nos. 333-165902 and 811-08104) filed with the SEC on April 5, 2010.

(b) Distribution and Shareholder Services Plan for Class C Shares is herein incorporated by reference to Exhibit (10)(b) of Form N-14 (File Nos. 333-165902 and 811-08104) filed with the SEC on April 5, 2010.

(c) Shareholder Services Plan for Class Z Shares is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2009.

(d) Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF SECURITIES BEING REGISTERED)

Form of Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is filed herewith.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

Form of Opinion of Pepper Hamilton LLP, as to certain tax consequences, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a) Form of Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(b) Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009. (c) Addendum to Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(d) Transfer Agency Agreement between the Registrant and JPMorgan Chase Bank N.A. (fka Integrated Investment Services, Inc.) is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(e) Addendum to Transfer Agency Agreement between the Registrant and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(f) Amended Compliance Services Agreement among the Registrant, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(g) Fidelity Bond Allocation Agreement dated April 1, 2010 is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(h) Expense Limitation Agreement is herein incorporated by reference to Exhibit (h)(8) of Post Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(i) Expense Limitation Agreement with regards to the Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on November 15, 2010.

(j) Amended Expense Limitation Agreement with respect to the Touchstone Ultra Short Duration Fixed Income Fund and the Touchstone Total Return Bond Fund to be filed by post-effective amendment.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a) Consent of Ernst & Young LLP is filed herewith.

(b) Consent of PricewaterhouseCoopers LLP is filed herewith.

(15) OMITTED FINANCIAL STATEMENT

Not Applicable.

(16) POWERS OF ATTORNEY

Powers of Attorney are herein incorporated by reference to Exhibit 28(q) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) filed with the SEC on October 27, 2011.

(17) ADDITIONAL EXHIBITS

(a) Prospectus and Statement of Additional Information (“SAI”) for the Touchstone Total Return Bond Fund filed with the SEC on January 28, 2011 with Post-Effective Amendment No. 56 (File Nos. 033-70958 and 811-08104) and incorporated herein by reference.

(b) Definitive prospectus for the Touchstone Total Return Bond Fund filed with the SEC on July 29, 2011 pursuant to Rule 497 of the Securities Act of 1933, as amended, and incorporated herein by reference.

(c) Definitive SAI for the Touchstone Total Return Bond Fund filed with the SEC on June 13, 2011 pursuant to Rule 497 of the Securities Act of 1933, as amended, and incorporated herein by reference.

(d) Prospectus and Statement of Additional Information (“SAI”) for Class A, Class C, Class Y and Institutional shares of the Touchstone Ultra Short Duration Fixed Income Fund filed with Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) filed with the SEC on October 27, 2011 and incorporated herein by reference.

(e) Audited financial statements with respect to the Touchstone Total Return Bond Fund (formerly, Touchstone Core Plus Fixed Income Fund) and the Touchstone Ultra Short Duration Fixed Income Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on December 7, 2010 and incorporated herein by reference.

(f) Unaudited financial statements with respect to the Touchstone Total Return Bond Fund (formerly, Touchstone Core Plus Fixed Income Fund) and the Touchstone Ultra Short Duration Fixed Income Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSRS on June 3, 2011 and incorporated herein by reference.

(g) Form of Proxy Card is filed herewith.

ITEM 17. UNDERTAKINGS:

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati, and State of Ohio on the 28th day of October 2011.

TOUCHSTONE FUNDS GROUP TRUST

By: /s/ Jill T. McGruder_____
       Jill T. McGruder
       President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*                                                        Trustee                                         October 28, 2011
_________________
Phillip R. Cox

*                                                       Trustee                                         October 28, 2011
_________________
H. Jerome Lerner

*                                                       Trustee                                         October 28, 2011
_________________
John P. Zanotti

*                                                       Trustee                                         October 28, 2011
_________________
Donald C. Siekmann

*                                                       Trustee                                         October 28, 2011
_________________
Susan J. Hickenlooper

/s/ Jill T. McGruder_                                                       Trustee and President                                         October 28, 2011
Jill T. McGruder

/s/ Terrie A. Wiedenheft_                                                       Controller, Treasurer                                         October 28, 2011
Terrie A. Wiedenheft                                                       and Principal Financial
        Officer

*By: /s/ Terrie A. Wiedenheft ___
        Terrie A. Wiedenheft
       (Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

Exhibit                      Description

(11)	Form of Opinion of Pepper Hamilton LLP.

(12)	Form of Tax Opinion.

(14)(a)	Consent of Ernst & Young LLP.

(14)(b)	Consent of PricewaterhouseCoopers LLP.

(17)(g)	Form of Proxy Card.